As filed with the Securities and Exchange Commission on April 22, 2005

                                                              File No. 033-06793
                                                                       811-04721
================================================================================
                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 __________

                                  FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                                            [ ]

      Post-Effective Amendment No.  27                                       [X]
                                   ----

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  20                                                      [X]
                    ----

                      (Check appropriate box or boxes.)

                          _________________________

                PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                         (Exact Name of Registrant)
                          _________________________

                       PHOENIX LIFE INSURANCE COMPANY

                             (Name of Depositor)
                          _________________________

             One American Row, Hartford, Connecticut 06102-5056
       (Address of Depositor's Principal Executive Offices) (Zip Code)
                               (800) 447-4312
             (Depositor's Telephone Number, including Area Code)

                          _________________________

                            John R. Flores, Esq.
                       Phoenix Life Insurance Company
                              One American Row
                           Hartford, CT 06102-5056
                   (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on_______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                          _________________________

================================================================================

                                   PART A

                                                                     [VERSION A]

                         THE PHOENIX EDGE(R)
             PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2005

The Phoenix Edge(R) is a single premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:

THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies


* Not available for new investors

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.
The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.
The U.S. Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS,   [envelope]           PHOENIX VARIABLE PRODUCTS MAIL
PLEASE CONTACT US AT:                             OPERATIONS ("VPMO")
                                                  PO Box 8027
                                                  Boston, MA 02266-8027

                             [telephone]          VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  800/541-0171

                                TABLE OF CONTENTS


Heading                                                                  Page
-----------------------------------------------------------------------------
RISK/BENEFIT SUMMARY ...................................................    3
  Policy Benefits ......................................................    3
  Policy Risks .........................................................    3
FEE TABLES .............................................................    4
  Transaction Fees .....................................................    4
  Periodic Charges Other the Fund Operating Expenses....................    5
  Minimum and Maximum Fund Operating Expenses...........................    5
  Annual Fund Expenses..................................................    6
PHOENIX LIFE INSURANCE COMPANY .........................................    8
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT ...........................    8
  Valuation Date........................................................    8
  Performance History ..................................................    8
VOTING RIGHTS ..........................................................    8
THE GUARANTEED INTEREST ACCOUNT ........................................    9
CHARGES AND DEDUCTIONS .................................................    9
  General ..............................................................    9
  Periodic Charges .....................................................    9
  Conditional Charges ..................................................   10
THE POLICY .............................................................   10
  Contract Rights: Owner, Insured, Beneficiary .........................   10
  Contract Limitations..................................................   11
  Purchasing a Policy...................................................   11
GENERAL ................................................................   12
  Postponement of Payments .............................................   12
  Optional Insurance Benefits ..........................................   12
PAYMENT OF PROCEEDS ....................................................   12
  Surrender and Death Benefit Proceeds .................................   12
  Death Benefit ........................................................   12
  Payment Options ......................................................   13
  Surrenders............................................................   13
  Transfer of Policy Value..............................................   14
  Disruptive Trading and Market Timing..................................   14
  Policy Loans..........................................................   16
  Lapse.................................................................   16
FEDERAL INCOME TAX CONSIDERATIONS ......................................   17
  Introduction..........................................................   17
  Income Tax Status.....................................................   17
  Policy Benefits.......................................................   17
  Business-Owned Policies...............................................   18
  Modified Endowment Contracts .........................................   18
  Limitations on Unreasonable Mortality and Expense Charges.............   19
  Qualified Plans.......................................................   19
  Diversification Standards.............................................   19
  Change of Ownership or Insured or Assignment..........................   19
  Other Taxes...........................................................   19
  Withholding...........................................................   19
FINANCIAL STATEMENTS ...................................................   20
APPENDIX A - INVESTMENT OPTIONS ........................................  A-1
  Investment Types......................................................  A-1
  Investment Advisors...................................................  A-2
  Investment Subadvisors................................................  A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) is a single premium fixed and variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

The policy's death benefit is equal to the target face amount during the first month, and varies based on investment performance thereafter.

You may elect the Minimum Face Amount Rider with this policy. When you elect this Rider, the minimum face amount becomes the minimum death benefit beginning in the second policy month.

LOANS AND SURRENDERS
Generally, you may take loans against 75% of your policy's cash surrender value during the first three policy years, and up to 90% of your policy's cash surrender value thereafter.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it. Therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. A sales charge, premium tax charges and an issue administration fee are assessed at issue and deducted over the first ten policy years and all unpaid charges will be due upon surrender. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to surrender it for its policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, your ability to make additional premium payments beyond the initial payment is limited.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals or loans, and also if you pledge or assign the policy,

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

If you elect the Minimum Face Amount Rider it may result in higher cost of insurance deductions, depending on the minimum face amount and investment performance. Electing the Rider could therefore have a negative impact on policy value and increase the risk of policy lapse. Withdrawals, loans and associated loan interest can also negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------

                                                        TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------------------
CHARGE                                 WHEN DEDUCTED                       MAXIMUM AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
SALES LOAD(1)                          This charge is assessed at          1% of the initial single premium.
                                       issue and 1/120(th) is deducted
                                       monthly on each monthly
                                       calculation day for the first ten
                                       policy years and any unpaid
                                       charge will be deducted upon
                                       policy surrender.
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(1)               This charge is assessed at          5.5% of the initial single premium.
                                       issue and 1/120(th) is deducted
                                       monthly on each monthly
                                       calculation day for the first ten
                                       policy years and any unpaid
                                       charge will be deducted upon
                                       policy surrender.
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM TAX(1)                         This charge is assessed at          Up to 3.50% of the initial single premium depending on
                                       issue and 1/120(th) is deducted     your state of residence(2).
                                       monthly on each monthly
                                       calculation day for the first ten
                                       policy years and any unpaid
                                       charge will be deducted upon
                                       policy surrender.
------------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                       No charge.                          There is no surrender charge, but any unpaid acquisition
                                                                           expense(1) will be deducted upon surrender and the policy
                                                                           value will be reduced by any outstanding loans and loan
                                                                           interest.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE               Upon Partial Surrender.             There is no partial surrender charge, but a proportional
                                                                           amount of any unpaid acquisition expense(1) will be
                                                                           deducted upon a partial surrender.
------------------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER FEE                  Upon Partial Surrender.             2% of surrender amount(2).
------------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                        Upon Transfer.                      At present, we do not charge for transfers between
                                                                           investment options, but we reserve the right to charge up
                                                                           to $10 per transfer after the first two transfers in any
                                                                           given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) We assess an "acquisition expense charge" on the issue premium when we issue the policy and rather than deduct it all at once, charge a fraction (1/120(th)) over the first ten policy years. This charge consists of the Sales Load, Administrative Charge and Premium Tax. We will deduct any unpaid portion of this charge from a full surrender, and a proportional fraction of any unpaid charge from a partial surrender. See "Charges and Deductions."
(2) We limit this charge to a maximum of $25. See "Charges and Deductions."

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
            CHARGE                     WHEN DEDUCTED                                   AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)              On each Monthly
                                  Calculation Day.
   Minimum and Maximum                                         We charge $0.05 - $24.86 per $1,000 of amount at risk(2) each
   Charges                                                     month..

   Example for a male age 45                                   We would charge $0.14 per $1,000 of amount at risk(2) per month.
   in the nonsmoker premium                                    We will increase this charge as he ages.
   class.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK        On each Monthly              0.50%, on an annual basis, of average daily net assets of
CHARGE(3)                         Calculation Day.             investments in the subaccounts.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                 When we become liable for    We currently do not charge for taxes, however we reserve the right
                                  taxes.                       to impose a charge should we become liable for taxes in the future.
                                                               Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)     Interest accrues daily and
                                  is due on each policy        The net cost to the policy value is 0.75% of the loan balance on an
                                  anniversary. If not paid     annual basis.
                                  on that date, we will treat
                                  the accrued interest as
                                  another loan against
                                  the policy.
-----------------------------------------------------------------------------------------------------------------------------------
                                                       OPTIONAL INSURANCE BENEFITS
-----------------------------------------------------------------------------------------------------------------------------------
MINIMUM FACE AMOUNT               On each Monthly              There is no separate charge for the rider, but there is a possible
RIDER                             Calculation Day only to the  increase in the Cost of Insurance, since the rider could
                                  extent the rider increases   potentially increase the amount at risk(2).
                                  the amount at risk(2)
-----------------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum                                         We charge $0.05 - $24.86 per $1,000 of the increase in the amount
   Charges                                                     at risk(2) over cost of insurance for a policy without the rider, each month.

   Example for a male age 45                                   We would charge $0.14 per $1,000 of the increase amount at risk(2)
   in the nonsmoker premium                                    over cost of insurance for a policy without the rider, each month.
   class.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Cost of insurance charges will vary according to age, gender, premium class, policy year, net amount at risk, and face amount. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed cost of insurance applicable to your policy. More detailed information concerning your cost of insurance is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and premium class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested. " See Charges and Deductions."
(2) The amount at risk at any given time is the difference between the total death benefit we would pay and the policy value. See " Charges and Deductions."
(3) We do not deduct this charge from investments in the Guaranteed Interest Account. See " Charges and Deductions."
(4) The net cost to the policy is the difference between the 8% rate we charge the outstanding loan and the 7.25% rate that we credit the equal amount transferred to the loaned portion of the Guaranteed Interest Account. See " Policy Loans."

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES


                                                        Minimum          Maximum
Total Annual Fund Operating Expenses (1)                 0.29%      -     2.68%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company incorporated May 1, 1851, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06115 and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "Company").

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock ("NYSE") Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLIC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLIC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLIC.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE

A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons


1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists;
   or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:

================================================================================
New Year's Day                   Independence Day
--------------------------------------------------------------------------------
Martin Luther King, Jr. Day      Labor Day
--------------------------------------------------------------------------------
Presidents Day                   Thanksgiving Day
--------------------------------------------------------------------------------
Good Friday                      Christmas Day
--------------------------------------------------------------------------------
Memorial Day
================================================================================

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:       25% of the total value
>   Second Year:      33% of remaining value
>   Third Year:       50% of remaining value
>   Fourth Year:      100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

Charges affect your policy value and the amount you may receive from your policy.
We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

    If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Every business day we deduct a charge from amounts allocated to the Separate Account at an annualized rate of 0.50%. We do not deduct a Mortality and Expense Risk Charge from policy value in the Guaranteed Interest Account, for either the loaned or non-loaned portion.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans as illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

--------------------------------------------------------------------------------
LOAN INTEREST RATE       RATE WE CREDIT THE LOANED
CHARGED                  PORTION OF THE GUARANTEED
                         INTEREST ACCOUNT
--------------------------------------------------------------------------------
        8%                         7.25%
--------------------------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the accompanying fund prospectuses.


MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary (" CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    ACQUISITION EXPENSE. We assess a charge on the issue premium, and deduct a pro rata portion each month over the first ten policy years. We will deduct any unpaid Acquisition Expense from the policy value if you surrender the policy before this expense is fully paid. The charge consists of three components:

    1) A Sales Charge of 1.0% of the premium paid designed to compensate Phoenix for the distribution expenses we incur in issuing the policy, such as, sales commissions, sales materials and advertising costs.

    2) A Tax Charge of up to 4%, depending on your state of residence, of the premium, designed to pay the premium taxes assessed by various states, counties and municipalities.

    3) An Administration Charge of 5.5% of the premium paid designed to compensate Phoenix for the underwriting and start-up expenses associated with issuing a policy.

> COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R) policy has one rider available. This option is available only if approved in your state.

    o Minimum Face Amount Rider. If you elect this rider, you will designate a "Minimum Face Amount" which cannot be greater than the target face amount at issue. The minimum face amount will become the minimum death benefit we will pay after the first policy month. This rider may increase the cost of insurance charge we deduct since it may increase the amount we have at risk for the policy.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER FEE. If you withdraw part of your policy's value, we will deduct an additional charge of 2% of the withdrawal amount from your policy value, up to a maximum of $25.

> ADDITIONAL PREMIUM TAX CHARGE. If we permit any additional premium payments, we will assess a charge of up to 4%, depending on your state of residence, of each payment. We deduct this charge monthly over the ten years following the premium payment. Any unpaid charge will be deducted from the policy value if you surrender the policy.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for state or federal income taxes that may be attributable to the premiums or the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to premiums or the Separate Account.


THE POLICY
--------------------------------------------------------------------------------


CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. We will not issue a policy if person to be insured is 75 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person you insure must be less than 75 years old.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living at that time. You will have a limited ability to make additional premium payments.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

ADDITIONAL PREMIUM PAYMENTS
If the variable death benefit on the first day of any policy year is less than the highest variable death benefit reached during the previous policy year, we will allow you 60 days to make limited an additional premium payments. Your additional premium may not exceed either A or B:

A) The amount that would increase the variable death benefit enough to match the highest variable death benefit reached during the previous policy year. We reduce this amount by the result of any partial withdrawal you may have taken during the previous policy year.

B) The premium payment that would increase the variable death benefit as of the beginning of the policy year, to the current target face amount.

The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money

Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the seven days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS

The following rider may be available if approved in your state. We may make additional riders available in future.

> Minimum Face Amount Rider. This rider allows you to elect a minimum face amount which will be the minimum death benefit we will pay beginning in the second policy month. This rider may increase the amount Phoenix has at risk for the policy and thereby could result in a greater cost of insurance charge than would apply to a policy without the rider. The minimum face amount many not exceed the target face amount at issue.

    Electing this rider could have a negative effect on policy value and thereby increase the risk of policy lapse.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the variable death benefit by decreasing the policy value.

INCREASES OR DECREASES IN TARGET FACE AMOUNT
You may not increase or decrease the target face amount.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT
The death benefit is the policy's variable death benefit, or the minimum face amount, if the Minimum Face Amount Rider is in force.

The variable death benefit is equal to the policy's cash value on the previous monthly calculation day, multiplied by the applicable "death benefit adjustment rate" on the previous monthly calculation day.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

DEATH BENEFIT ADJUSTMENT RATE
This rate assumes an interest rate ranging from 4% to 5% depending on the policy's initial premium and its target face amount. If the net investment rate of return (including the deduction of fees and charges) applied to the policy value exceeds the assumed interest rate, the variable death benefit will be greater than the target face amount. Conversely, if the net investment rate of return in less than the assumed rate, the variable death benefit will be less than the target face amount.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

>   10 years; or

>   20 years; or

>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% for fractions to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 31/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 31/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and the associated partial surrender fee from among your investment options. If you do not choose, we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the sum of the partial surrender amount and the partial surrender fee.


TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.


You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:


> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>   $25 monthly

>   $75 quarterly

>   $150 semiannually

>   $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
During the first three policy years, you may generally borrow up to 75% of your policy cash value. Thereafter, you may generally borrow against 90% of your policy's cash value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

================================================================================
Interest Charged      Interest Credited         Net Cost
--------------------------------------------------------------------------------
       8%                 7.25%                  0.75%
================================================================================

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 7.25%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The amount available for a full surrender is similarly reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to three times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 591/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code
Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING

We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2004 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

PHOENIX LIFE INSURANCE COMPANY
P.O. Box 22012
Albany, NY 12201-2012


Additional information about The Phoenix Edge(R) (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
5000

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0132PR (C)2005 The Phoenix         [logo] Printed on recycled paper.       5-05
Companies, Inc.

                                                                     [Version B]


                            THE PHOENIX EDGE(R)--SPVL

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2005

   The Phoenix Edge(R)-SPVL is a modified single premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix life Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Growth Series
               (fka, Phoenix-MFS Investors Growth Stock Series)
   [diamond]   Phoenix-Alger Small-Cap Growth Series
               (fka, Phoenix-State Street Research Small-Cap Growth Series)

   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series

   [diamond]   Phoenix-Engemann Growth and Income Series
               (fka, Phoenix-Oakhurst Growth and Income Series)
   [diamond]   Phoenix-Engemann Small-Cap Growth Series
               (fka, Phoenix-Engemann Small & Mid-Cap Growth Series)
   [diamond]   Phoenix-Engemann Strategic Allocation Series
               (fka, Phoenix-Oakhurst Strategic Allocation Series)
   [diamond]   Phoenix-Engemann Value Equity Series
               (fka, Phoenix-Oakhurst Value Equity Series)

   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   [diamond]   Phoenix-Kayne Rising Dividends Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Mid Cap Core Equity Fund

   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II
   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Developing Markets Securities Fund *
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Global Asset Allocation Fund *
   [diamond]   Templeton Growth Securities Fund


LAZARD RETIREMENT SERIES
------------------------
   [diamond]   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
   [diamond]   Bond-Debenture Portfolio
   [diamond]   Growth and Income Portfolio
   [diamond]   Mid-Cap Value Portfolio


THE RYDEX VARIABLE TRUST
------------------------
   [diamond]   Rydex Variable Trust Juno Fund
   [diamond]   Rydex Variable Trust Nova Fund
   [diamond]   Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger International Select
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Select
   [diamond]   Wanger U.S. Smaller Companies


* Not available for new investors

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if a replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor is it an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy value and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference.

IF YOU HAVE ANY QUESTIONS,   [LOGO OF LETTER]     PHOENIX VARIABLE PRODUCTS MAIL
PLEASE CONTACT US AT:                             OPERATIONS ("VPMO")
                                                  PO Box 8027
                                                  Boston, MA 02266-8027

                             [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  800/541-0171

                                TABLE OF CONTENTS


Heading                                                      Page
-----------------------------------------------------------------

RISK/BENEFIT SUMMARY ....................................       3
    Policy Benefits .....................................       3
    Policy Risks ........................................       3
FEE TABLE ...............................................       4
    Transaction Fees ....................................       4
    Periodic Charges Other the Fund Operating
      Expenses ..........................................       4
    Minimum and Maximum Fund Operating Expenses .........       5
    Annual Fund Expenses ................................       6
PHOENIX LIFE INSURANCE COMPANY ..........................       8
PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT ............       8
    Valuation Date ......................................       8
    Performance History .................................       8
VOTING RIGHTS ...........................................       8
THE GUARANTEED INTEREST ACCOUNT .........................       9
CHARGES AND DEDUCTIONS ..................................       9
    General .............................................       9
    Periodic Charges ....................................       9
    Conditional Charges .................................      10
THE POLICY ..............................................      10
    Contract Rights: Owner, Insured, Beneficiary ........      10
    Contract Limitations ................................      11
    Purchasing a Policy .................................      11
GENERAL .................................................      12
    Postponement of Payments ............................      12
    Optional Insurance Benefits .........................      12
PAYMENT OF PROCEEDS .....................................      12
    Surrender and Death Benefit Proceeds ................      12
    Death Benefit .......................................      12
    Payment Options .....................................      12
    Surrenders ..........................................      13
    Transfer of Policy Value ............................      14
    Disruptive Trading and Market Timing ................      14
    Policy Loans ........................................      16
    Lapse ...............................................      16
FEDERAL INCOME TAX CONSIDERATIONS .......................      17
    Introduction ........................................      17
    Income Tax Status ...................................      17
    Policy Benefits .....................................      17
    Business-Owned Policies .............................      18
    Modified Endowment Contracts ........................      18
    Limitations on Unreasonable Mortality
      and Expense Charges ...............................      19
    Qualfied Plans ......................................      19
    Diversification Standards ...........................      19
    Change of Ownership or Insured or Assignment ........      19
    Other Taxes .........................................      19
    Withholding .........................................      19
FINANCIAL STATEMENTS ....................................      20
APPENDIX A - INVESTMENT OPTIONS .........................     A-1
    Investment Types ....................................     A-1
    Investment Advisors .................................     A-2
    Investment Subadvisors ..............................     A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus is a disclosure document which summarizes your rights under the insurance product that you are purchasing. As with any summary it may differ in certain instances from the underlying insurance policy. You should read your insurance policy carefully.

POLICY BENEFITS

DEATH BENEFITS

The Phoenix Edge(R)-SPVL is a modified single premium variable universal life insurance policy. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.


The policy has a minimum death benefit, equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people. The actual death benefit we pay will be either the policy face amount, or the minimum death benefit, whichever is greater.

The policy has the added benefits of a Guaranteed Death Benefit Rider, which protects the death benefit for the policy as long as no loans are outstanding.

The policy provides a Living Benefits Rider, which can provide payment of up to 75% of the policy value should the person insured become terminally ill. (Certain restrictions apply.)

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may surrender all or part of this policy anytime for any amount up to its cash surrender value. We may impose a surrender charge.

Your policy allows for a free withdrawal once each year of at least 10% of the premium, or your penalty free earnings, if greater. Your penalty free earnings is the value of your policy that is in excess of the single premium. (Note: we may reduce the single premium amount based on previous withdrawals in excess of the penalty free earnings.)

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit the complete, signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

VARIATIONS
The policy must comply with laws and regulations in every state where we sell it; therefore, some policy terms may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first nine policy years; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of the policy value during the first several policy years.

TAX EFFECTS
As a modified single premium variable life insurance policy, you will have limited ability to make additional premium payments beyond the initial payment.

Most modified single premium life insurance policies are considered modified endowment contracts for federal income tax purposes. Therefore, income tax plus a 10% penalty could apply to any surrenders, withdrawals, loans, or if you pledge or assign the policy.

Current federal income tax law does not generally tax death benefits. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLE
--------------------------------------------------------------------------------

                                                          TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------------
     CHARGE                                     WHEN DEDUCTED                                   MAXIMUM AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                  Upon a Full Surrender or a Partial                   Up to 9% of the single premium paid (1)
                                  Surrender that exceeds the free withdrawal
                                  amount we allow each year.
-----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                   Upon Transfer.                                       At present, we do not charge for transfers
                                                                                       between investment options, but we reserve
                                                                                       the right to charge up to $10 per transfer
                                                                                       after the first two transfers in any given
                                                                                       policy year.
-----------------------------------------------------------------------------------------------------------------------------------

(1) We reduce this charge by one percentage point each policy year until it becomes 0% in policy year ten. For a table of charges and other information see the "Charges and Deductions" section.


                                        PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
     CHARGE                                     WHEN DEDUCTED                                        AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE                 On policy date and on each Monthly
                                  Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------------
Minimum and Maximum Charges                                                            We charge nonsmokers 0.70% of policy value
                                                                                       each month.
                                                                                       We charge smokers 0.95% of policy value
                                                                                       each month.
-----------------------------------------------------------------------------------------------------------------------------------
Example for a male age 45                                                              We would charge 0.70% of policy value each
in the nonsmoker premium class.                                                        month.
-----------------------------------------------------------------------------------------------------------------------------------
TAX CHARGE                        On policy date and on each Monthly                   We charge 0.40% on an annual basis of
                                  Calculation Day during the first ten                 average daily policy value.
                                  policy years.
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE             On each Monthly Calculation Day                      We charge 0.80%, on an annual basis, of
RISK CHARGE(1)                                                                         average daily policy value.
-----------------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES                 When we become liable for taxes.                     We currently do not charge for taxes,
                                                                                       however we reserve the right to impose a
                                                                                       charge should we become liable for taxes in
                                                                                       the future. Possible taxes would include
                                                                                       state or federal income taxes on investment
                                                                                       gains of the Separate Account and would be
                                                                                       included in our calculation of subaccount
                                                                                       values.
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(2)     Interest accrues daily and is due on                 The maximum net cost to the policy value is
                                  each policy anniversary. If not paid                 2.00% of the loan balance on an annual basis.
                                  on that date, we will treat the accrued
                                  interest as another loan against the policy.
-----------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL INSURANCE BENEFITS
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED DEATH BENEFIT          We do not charge for this rider.                     This rider is automatically attached to all
RIDER                                                                                  policies. We describe it in more detail in
                                                                                       the "Optional Insurance Benefits" section.
-----------------------------------------------------------------------------------------------------------------------------------
LIVING BENEFITS RIDER             We do not charge for this rider.                     We describe this rider in more detail in the
                                                                                       "Optional Insurance Benefits" section.
-----------------------------------------------------------------------------------------------------------------------------------


(1) We currently reduce this charge to 0.50% on an annual basis beginning in policy year 11. We do not assess this charge against assets held as collateral in the loaned portion of the Guaranteed Interest Account.
(2) The maximum net cost to the policy is the difference between the rate we charge for the outstanding loan, and the rate we credit the loaned portion of the Guaranteed Interest Account, where we allocate policy value equal to the amount of the loan, as collateral. The net cost to the policy for a loan during the first policy year is 0%, since we credit the loaned portion of the Guaranteed Interest Account at the same rate we charge for the policy loan (6%). In all other policy years the net cost to the policy value is 2% (we charge 8% and credit 6%).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                         MINIMUM AND MAXIMUM FUND OPERATING EXPENSES
                                                           Minimum                   Maximum
Total Annual Fund Operating Expenses (1)                    0.29%          -          2.68%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12b-1 fees, and other expenses)


(1) The total and net fund operating expenses for each available investment portfolio are given in the following tables.

  ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/04)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Rule
                                                           Investment       12b-1       Other Operating       Total Annual Fund
                        Series                           Management Fee      Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                0.75%          N/A             0.30%                 1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth                                            0.75%          N/A             0.47% (3)             1.22% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth                                0.85%          N/A             0.89% (1)             1.74% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.27% (2)             0.72% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.29%                 1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.21%                 0.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income                            0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth                             0.90%          N/A             0.67% (4)             1.57% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation                         0.58%          N/A             0.20%                 0.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity                                 0.70%          N/A             0.28% (3)             0.98% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.24%                 0.64%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.23%                 0.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (5)      N/A             0.58% (2)             1.08% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             0.75% (1)             1.45% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             1.78% (1)             2.68% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             0.40% (1)             1.30% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.56% (3)             0.91% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             0.74% (3)             1.09% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.29% (3)             1.34% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.38% (3)             1.43% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.38% (4)             1.18% (6)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.33%                 1.08%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
(5) The advisor voluntarily waived the management fee for the period through May 31, 2004, giving an annual management fee of less than 0.50% of the series' average net assets for 2004. Without the waiver, the annual management fee rate is 0.50%. The chart below, showing net annual fund expenses, assumes the 0.50% rate for this series.
(6) The chart below shows net annual fund expenses after voluntary reimbursements by the advisor.

                                                  Net Annual Fund                                                    Net Annual Fund
                                                  ---------------                                                    ---------------
                Series             Reimbursements    Expenses               Series                    Reimbursements    Expenses
                ------             --------------    --------               ------                    --------------    --------
Phoenix-AIM Growth                    (0.22%)         1.00%      Phoenix-Kayne Small-Cap Quality Value     (1.63%)          1.05%
Phoenix-Alger Small-Cap Growth        (0.74%)         1.00%      Phoenix-Lazard International Equity
Phoenix-Alliance/Bernstein Enhanced                              Select                                    (0.25%)          1.05%
Index                                 (0.07%)         0.65%      Phoenix-Northern Dow 30                   (0.31%)          0.60%
Phoenix-Engemann Growth and Income    (0.03%)         0.95%      Phoenix-Northern Nasdaq-100 Index(R)      (0.49%)          0.60%
Phoenix-Engemann Small-Cap Growth     (0.32%)         1.25%      Phoenix-Sanford Bernstein Mid-Cap
Phoenix-Engemann Value Equity         (0.03%)         0.95%      Value                                     (0.04%)          1.30%
Phoenix-Goodwin Multi-Sector Short                               Phoenix-Sanford Bernstein
Term Bond                             (0.38%)         0.70%      Small-Cap Value                           (0.13%)          1.30%
Phoenix-Kayne Rising Dividends        (0.60%)         0.85%      Phoenix-Seneca Mid-Cap Growth             (0.03%)          1.15%

     (NOTE: Each or all of the voluntary expense reimbursements noted in the chart above may be changed or eliminated at anytime without notice.)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                Investment    12b-1 or      Other                     Contractual        After
                                                Management     Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                        Fee          Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  0.73%        N/A         0.31%         1.04%          (0.00%)         1.04%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       0.61%        N/A         0.30%         0.91%          (0.00%)         0.91%
-----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          0.85%        N/A         0.12%         0.97%          (0.00%)         0.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                Rule                                                  Fund Expenses
                                                 Investment   12b-1 or      Other                     Contractual        After
                                                 Management    Service    Operating    Total Annual  Reimbursements  Reimbursements
                     Series                         Fee         Fees      Expenses    Fund Expenses    & Waivers       & Waivers
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II   0.60%        0.25% (1)   0.13%         0.98%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary       0.60%        0.25% (1)   0.14%         0.99%         ---              ---(11)
Shares
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                        0.57%        0.10%       0.11% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                 0.58%        0.10%       0.14% (2)     0.82%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                               0.58%        0.10%       0.10% (2)     0.78%         ---              ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      0.60%        0.25% (4)   0.15%         1.00%        (0.00%)           1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       1.25%        0.25%       0.29%         1.79%        (0.00%)           1.79%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  0.68%        0.25%       0.19%         1.12%        (0.05%) (5)       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             0.61%        0.25%       0.24%         1.10%        (0.01%) (5)       1.09%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   0.79% (3)    0.25% (4)   0.07%         1.11%        (0.00%)           1.11%
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio              0.75%        0.25%       0.37%         1.37%        (0.12%) (6)       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                           0.50%         N/A        0.48%         0.98%        (0.08%) (7)       0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        0.50%         N/A        0.39%         0.89%        (0.00%)           0.89%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                            0.75%         N/A        0.42%         1.17%        (0.00%)           1.17%
-----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                     0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     0.75%         N/A        0.71%         1.46%        (0.00%)           1.46%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund          0.90%         N/A        0.73%         1.63%        (0.00%)           1.63%
-----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund              0.45%         N/A        0.37%         0.82%        (0.17%) (8)       0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                  0.20%         N/A        0.09%         0.29%        (0.00%)           0.29%
-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                               0.80%         N/A        0.49%         1.29% (9)      ---             ---(11)
-----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                        1.00%         N/A        0.43%         1.43%        (0.01%) (10)      1.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     1.17%         N/A        0.19%         1.36%        (0.16%) (10)      1.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      0.95%         N/A        0.15%         1.10%        (0.10%) (10)      1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      0.92%         N/A        0.08%         1.00%        (0.01%) (10)      0.99%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive this service fee.
(2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at anytime.
(3)  The fund administration fee is paid indirectly through the management fee.
(4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
(5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton Money Market Fund (the Sweep Fund). This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.63% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
(6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
(7) For the year ending December 31, 2004, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(8) The advisor has contractually agreed, for the one-year period beginning May 1, 2005, to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets.
(9) The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the operating expense limitation of 1.15%.
(10) Management fees have been restated to reflect contractual changes to the management fee for the fund as of February 10, 2005. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004.
(11) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                   Net Annual Fund                                                   Net Annual Fund
                                                   ---------------                                                   ---------------
                Series              Reimbursements    Expenses                Series                  Reimbursements    Expenses
                ------              --------------    --------                ------                  --------------    --------
Federated Fund for U.S. Government                                 VIP Growth Opportunities Portfolio    (0.02%)          0.80%
Securities II                          (0.26%)         0.72%       VIP Growth Portfolio                  (0.03%)          0.75%
Federated High Income Bond Fund                                    Technology Portfolio                  (0.14%)          1.15%
II - Primary Shares                    (0.25%)         0.74%
VIP Contrafund(R) Portfolio            (0.02%)         0.76%

     (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated
                          at anytime without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut 06115 and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our", "company").

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC not supervise the Separate Account's management, investment practices or policies, nor those of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE


A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business. However, transaction processing may be postponed for the following reasons


1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time). The NYSE is scheduled to be closed on the following days:


------------------------------------------------------------
New Year's Day                          Independence Day
------------------------------------------------------------
Martin Luther King, Jr. Day             Labor Day
------------------------------------------------------------
Presidents Day                          Thanksgiving Day
------------------------------------------------------------
Good Friday                             Christmas Day
------------------------------------------------------------
Memorial Day
------------------------------------------------------------


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts; however we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting VULA at the address and telephone number given on page one.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>  First Year:          25% of the total value
>  Second Year:         33% of remaining value
>  Third Year:          50% of remaining value
>  Fourth Year:        100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the U.S. Securities and Exchange Commission ("SEC") has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

PERIODIC CHARGES

DAILY CHARGES
> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

   We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

   We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

   If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

---------------------------------------------------------
                     MORTALITY & EXPENSE RISK CHARGES AS
                     AN ANNUALIZED PERCENTAGE OF AVERAGE
 POLICY YEAR                     DAILY ASSETS
---------------------------------------------------------
    1-10                           0.80%
---------------------------------------------------------
11 and after                       0.50%
---------------------------------------------------------

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher beginning in the second policy year than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans.

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                         LOANED PORTION OF THE
                  LOAN INTEREST RATE      GUARANTEED INTEREST
POLICY YEARS:          CHARGED                 ACCOUNT
---------------------------------------------------------------
      1                   6%                     6%
---------------------------------------------------------------
      2+                  8%                     6%
---------------------------------------------------------------

  > FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

     These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 125% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

> TAX CHARGE. We deduct this charge to compensate Phoenix for state and local premium tax and federal deferred acquisition cost ("DAC" tax) we incur under Internal Revenue Code Section 848. We incur this cost up front, but deduct the charge over the first ten policy years at an annual rate of 0.40% of policy value. The charge is deducted from your policy value once per month during the first ten policy years.


> COST OF OPTIONAL INSURANCE BENEFITS. The Phoenix Edge(R)-SPVL policy has two riders available at no additional charge: These options are available only if approved in your state.

   o Living Benefits Rider. In the event the person insured by the policy becomes terminally ill, you may exercise the Living Benefits Options in order to receive up to 75% of the policy's death benefit, up to a maximum of $250,000. The minimum face amount after exercise of this option must be $10,000.

   o Guaranteed Death Benefit Rider. This rider protects the value of the death benefit even if the policy value should fall to zero. It is in effect as long as there are no outstanding policy loans, and the person insured by the policy is below the age of 100.


CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> SURRENDER CHARGE. If you fully surrender your policy during the first nine policy years, a surrender charge of up to 9% of the single premium you paid will be deducted from your surrendered amount.

   We will also deduct the surrender charge from your policy value if you make a partial surrender in excess of your free allowable amount. The free allowable amount is the greater of your penalty free earnings (see below) and 10% of the single premium (which may have been reduced from the amount you paid by previous partial surrenders).

   The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium.

   If your withdrawal exceeds your penalty free earnings, we will reduce the amount of your single premium accordingly. Withdrawals in excess of your free allowable amount, including surrender charges on those withdrawals, will also reduce the amount of your single premium.

   We will automatically calculate the free allowable amount when you request a full or partial surrender.

   The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. The maximum surrender charges are illustrated in the following table.

--------------------------------------------------------------------------
                          SURRENDER CHARGE TABLE
--------------------------------------------------------------------------
   POLICY                  SURRENDER CHARGE AS A PERCENTAGE OF THE SINGLE
   YEARS                                   PREMIUM PAID
     1                                         9%
     2                                         8%
     3                                         7%
     4                                         6%
     5                                         5%
     6                                         4%
     7                                         3%
     8                                         2%
     9                                         1%
10 and after                                   0%

   The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts; however, we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.


THE POLICY
--------------------------------------------------------------------------------


CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy.

We will not issue a policy if person to be insured is 75 or older We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES

Underwriting is generally on a simplified basis, meaning that if you answer a series of questions favorably, and if your age and single premium fall within limits, then the policy will be issued. No additional medical information or tests will be necessary.

In some instances, depending on how you answer these questions, you may be subject to additional underwriting. We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been returned during your "right to cancel" period.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person as long as you have an insurable interest in the person to be insured and that person's consent. The person to be insured must be at least 35 years old, but no older than 85.

PREMIUM PAYMENT
The minimum premium of $10,000 is due on the policy date, and the person to be insured must be living when at that time. You will have a limited ability to make additional premium payments. Any additional premium payments that we permit must be $100 or more. The minimum premium payment we will accept during a grace period is the amount needed to prevent policy lapse.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We will apply the premium among your chosen investment options by purchasing subaccount units at the subaccount unit values next calculation after we receive your payment.

We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

PAYMENT BY CHECK
We may wait to credit your policy if you pay by check until your check has cleared your bank.

ALLOCATION OF PREMIUM
We will generally allocate the issue premium less applicable charges to the Separate Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Separate Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Separate Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received during a grace period will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Separate Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions.

POLICY REFUND
Should you exercise your right to cancel your policy, we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following:

1) the current policy value less any unpaid loans and loan interest as of the date we receive the returned policy; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We will refund the premium paid less any unpaid loans and loan interest, and also less any partial surrenders taken from the policy if your policy was issued with the Temporary Money Market Amendment.

We retain the right to decline to process the completed application for insurance during the seven days after we receive it. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

> We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

> We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Guaranteed Death Benefit. This rider is automatically attached to all policies. It prevents the policy from lapse should the cash surrender value fall to zero. The monthly deduction is waived to the extent it cannot be paid from the policy's cash surrender value.

   This rider will not be in effect if you have an outstanding loan balance on the policy. The rider expires on the policy anniversary nearest the insured person's 100th birthday.

> Living Benefits. Under certain conditions, in the event that the person insured is diagnosed with a terminal illness, an accelerated payment of up to 75% of the policy's death benefit (up to a maximum of $250,000) is available. The minimum face amount of the policy after any such accelerated benefit payment is $10,000. We do not charge for this rider.

PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT
A partial surrender decreases the death benefit if it causes a decrease in the premium amount, and a corresponding decrease in the policy's face amount, which is based on the premium amount. We decrease the premium amount if a partial surrender exceeds the policy's penalty free earning during any policy year. (Penalty free earnings equal the policy value minus the single premium). A decrease in the death benefit could have tax consequences. See "Federal Income Tax Information."

INCREASES OR DECREASES IN FACE AMOUNT
You may not increase or decrease the face amount.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

The cash surrender value is the maximum payable for surrender.

DEATH BENEFIT
The death benefit is the policy's face amount, which is determined by the amount of the single premium, or the minimum death benefit, if greater. We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the insured person's attained age at the beginning of the policy year in death occurs. The death benefit will be reduced by the amount of any outstanding loans and loan interest. There is also no guaranteed death benefit while a loan balance is outstanding.

PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless you have waived that right. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an irrevocable election.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

>  10 years; or

>  20 years; or

>  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 31/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 31/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS AND FREE WITHDRAWALS
You may obtain a partial surrender of the policy's cash surrender value as long as the person insured is living and the policy is in force. We require you to send us a written request and may also require you to return the policy before we make payment. A partial surrender will be effective on the date we receive your written request or on the date we receive the policy. You may receive surrender proceeds under any of our available payment options.

Once each policy year, you may withdraw an amount equal to the greater of either your penalty free earnings on the policy and 10% of the single premium (free allowable amount) without the imposition of a surrender charge.

The penalty free earnings portion of your policy is equal to your policy value less the amount of the single premium. We will reduce the single premium amount by any portion of a withdrawal that exceeds the policy's penalty free earnings.

Reducing the single premium also reduces the policy's face amount and corresponding death benefit.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in how we deduct a partial surrender and any associated surrender charge from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy value by the partial surrender amount paid plus the surrender charge, if assessed.


TRANSFER OF POLICY VALUE

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.


You may permit your registered representative to submit transfer requests on your behalf.

Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.


TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:


> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>  the transfer is part of a Systematic Transfer Program.


We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


DISRUPTIVE TRADING AND MARKET TIMING
Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners.

Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other policy owners. These risks and harmful effects include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>  impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. If a policy owner's transfer request exceeds the transfer parameters, we may send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the policy owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while also abiding by any rights that policy owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in market timing while others will bear the effects of their market timing.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>  $25 monthly

>  $75 quarterly

>  $150 semiannually

>  $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or by calling VULA (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

POLICY LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

--------------------------------------------------------------------------------
                          INTEREST
                          CHARGED        INTEREST CREDITED         NET
policy year 1               6%                 6%                  0%
policy years 2+             8%                 6%                  2%
--------------------------------------------------------------------------------

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 6%. We transfer interest from the loaned portion of the Guaranteed Interest Account to the non-loaned portion of the Guaranteed Interest Account at the end of each policy year, or when you repay a loan.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy value becomes insufficient to maintain the policy in force.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. The amount available for a full surrender is reduced by the amount of any outstanding loans and loan interest.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you withdraw earnings from the policy, take a partial surrender, or take a loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse. We guarantee the death benefit only if there are no outstanding loans.

If on any monthly calculation day, the policy value is less than the required monthly deduction, we will allow a grace period of 61 days for you to pay an amount equal to three times the required monthly deduction to keep the policy in force.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you a written notice at least 30 days before the policy will lapse.

The policy will continue in force during the grace period; however, we will not allow subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period first to pay any monthly deductions due during the grace period. We will apply any excess premium according to your allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately prior before grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>  made on or after the taxpayer attains age 59 1/2;

> attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

   o the cost-of-living determination period does not exceed the remaining premium payment period under the policy; and

   o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>  55% in any one investment

>  70% in any two investments

>  80% in any three investments

>  90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, we reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Separate Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


THE financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)-SPVL) at December 31, 2004 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPES

-------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                                 ------------------------------------------------------------------
                                                 Aggressive                           Growth &
                    Subaccount                     Growth     Conservative   Growth    Income    Income   Specialty
-------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                         |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                                     |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                         |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                              |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                                                                                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                        |X|
-------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                               |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                          |X|

-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                            |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                  |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                             |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                   |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                          |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                        |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                |X|
-------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                         |X|
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                                             |X|

-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     |X|
-------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                      |X|
-------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                   |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                            |X|
-------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                           |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                                  |X|
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                              |X|
-------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                                         |X|
-------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                                          |X|
-------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                             |X|
-------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                       |X|

-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                               |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                      |X|
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                    |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund               |X|
-------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                             |X|
-------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Select                         |X|
-------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      |X|
-------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                 |X|
-------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                 |X|
-------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Duff &
                                             Phoenix    Phoenix   Phelps                                      Deutsche   Federated
                                            Investment Variable  Investment   AIM     Engemann   Fred Alger    Asset     Investment
                                            Counsel,   Advisors, Management Advisors,   Asset    Management, Management, Management
            Subaccounts                       Inc.       Inc.       Co.       Inc.    Management    Inc.        Inc.      Company
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                    |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series        |X|
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                                |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                     |X|

----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series                                            |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                   |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          |X|
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series         |X|
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                            |X|
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund                        |X|

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                  |X|
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                           |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                                                                                             |X|
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                                                        |X|
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund
----------------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                                          |X|
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                                              |X|
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
-----------------------------------------------------------------------------------------------------------------------------
                                             Fidelity                               Morgan
                                            Management Franklin   Lazard     Lord,  Stanley            Templeton   Templeton
                                               and      Mutual     Asset    Abbett Investment  Rydex     Asset      Global
                                             Research  Advisers, Management  & Co. Management  Global  Management, Advisors
            Subaccounts                      Company     LLC        LLC       LLC     Inc.    Advisors    Ltd.     Limited
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-----------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
-----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
-----------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
-----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                    |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio             |X|
-----------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                           |X|
-----------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                                                                                      |X|
-----------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio                               |X|
-----------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                                     |X|
-----------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                      |X|

-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                       |X|
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
-----------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                  |X|
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap
-----------------------------------------------------------------------------------------------------------------------------
Wanger Select
-----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                                 Advisors
------------------------------------------------------------------

                                            Templeton   Wanger
                                            Investment   Asset
                                             Counsel,  Management,
            Subaccounts                        LLC        L.P.
------------------------------------------------------------------
Phoenix-Aberdeen International Series
------------------------------------------------------------------

Phoenix-AIM Growth Series
------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series
------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation
Series
------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

------------------------------------------------------------------
Phoenix-Goodwin Money Market Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series
------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond Series
------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
------------------------------------------------------------------
Phoenix-Lazard International Equity
Select Series
------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity Fund

------------------------------------------------------------------
AIM V.I. Premier Equity Fund
------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II
------------------------------------------------------------------
Federated High Income Bond Fund II
------------------------------------------------------------------
VIP Contrafund(R) Portfolio
------------------------------------------------------------------
VIP Growth Opportunities Portfolio
------------------------------------------------------------------
VIP Growth Portfolio
------------------------------------------------------------------
Mutual Shares Securities Fund
------------------------------------------------------------------
Templeton Developing Markets Securities
Fund
------------------------------------------------------------------
Templeton Foreign Securities Fund              |X|
------------------------------------------------------------------
Templeton Global Asset Allocation Fund         |X|
------------------------------------------------------------------
Templeton Growth Securities Fund
------------------------------------------------------------------

Lazard Retirement Small Cap Portfolio
------------------------------------------------------------------
Bond-Debenture Portfolio
------------------------------------------------------------------
Growth and Income Portfolio
------------------------------------------------------------------
Mid-Cap Value Portfolio

------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------
Wanger International Select                               |X|
------------------------------------------------------------------
Wanger International Small Cap                            |X|
------------------------------------------------------------------
Wanger Select                                             |X|
------------------------------------------------------------------
Wanger U.S. Smaller Companies                             |X|
------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Subadvisors
                                              --------------------------------------------------------------------------------------
                                                                                                              Kayne
                                                                                                             Anderson
                                               Aberdeen      AIM        Alliance                              Rudnick       Lazard
                                                Asset       Capital      Capital    Engemann    Fred Alger   Investment     Asset
                                              Management  Management,  Management,    Asset     Management,  Management,  Management
              Subaccounts                        Inc.        Inc.         L.P.      Management     Inc.         LLC          LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series            |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Growth Series                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                              |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                                 |X|
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series                                              |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                               |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                                   |X|

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                           |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series                                                                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series                                                                                                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series                                                                    |X|
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------
                                                        Subadvisors
                                              ---------------------------


                                                  Northern      Seneca
                                                   Trust        Capital
                                                Investments,  Management,
              Subaccounts                           N.A.         LLC
-------------------------------------------------------------------------
Phoenix-Aberdeen International Series
-------------------------------------------------------------------------

Phoenix-AIM Growth Series
-------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series

-------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index
Series
-------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series
-------------------------------------------------------------------------

Phoenix-Engemann Growth and Income Series
-------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
-------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series
-------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series

-------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series
-------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value
Series
-------------------------------------------------------------------------
Phoenix-Lazard International Equity Select
Series
-------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                      |X|
-------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series         |X|
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
Series
-------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                             |X|
-------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                            |X|
-------------------------------------------------------------------------

PHOENIX LIFE INSURANCE COMPANY

PO Box 22012

Albany, NY 12201-2012


Additional information about The Phoenix Edge(R)-SPVL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V610

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0209PR (C)2005 The Phoenix        [logo] Printed on recycled paper.        5-05
     Companies, Inc.

                                     PART B

================================================================================
                               THE PHOENIX EDGE(R)
================================================================================
                                                                     [VERSION A]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2005


                                  ____________

             SINGLE PREMIUM FIXED AND VARIABLE LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ____________

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Phoenix Life Insurance Company............................................     2

The Separate Account......................................................     2

The Policy................................................................     3

Servicing Agent...........................................................     3

Underwriter and Sales of the Policies.....................................     3

Performance History.......................................................     3

Additional Information about Charges......................................     6

Voting Rights.............................................................     7

Safekeeping of the Separate Account's Assets..............................     7

State Regulation..........................................................     7

Reports...................................................................     7

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

                                 ______________

IF YOU HAVE ANY QUESTIONS,           [LOGO OF LETTER]  PHOENIX VARIABLE PRODUCTS
PLEASE CONTACT US AT:                                   MAIL OPERATIONS ("VPMO")
                                                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027

                                 [LOGO OF TELEPHONE] VARIABLE AND UNIVERSAL LIFE
                                                         ADMINISTRATION ("VULA")
                                                             Tel. (800) 541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One
American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses, whether or not realized, of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined as described below.

DETERMINATION OF UNIT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR
The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the subaccount for such valuation period is computed, (b) the result from (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the result from (b) is divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Separate Account's investment results.

SERVICING AGENT
--------------------------------------------------------------------------------

   The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2005 is 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

--------------------------------------------
   YEAR ENDED DECEMBER 31,        FEE PAID
--------------------------------------------
       2002                         N/A
--------------------------------------------
       2003                     $1.7 Million
--------------------------------------------
       2004                     $2.2 Million
--------------------------------------------

UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:..............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:..........................................$1.000288
Calculation:
  Ending account value..............................................$1.000288
  Less beginning account value......................................$1.000000
  Net change in account value.......................................$0.000288
Base period return:
  (adjusted change/beginning account value).........................$0.000288
Current annual yield = return x (365/7) =...............................1.50%
Effective annual yield = [(1 + return)(365/7)] - 1 =....................1.51%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

--------------------------------------------------------------------------------

       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                           SERIES                         INCEPTION DATE      1 YEAR       5 YEARS    10 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       20.78%         -2.80%      7.68%           7.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                   12/15/1999        4.21%         -9.53%                     -8.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                        8/12/2002        2.12%                                    21.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997        9.84%         -3.77%                      4.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995       34.69%         23.82%                     17.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      12/31/1982        4.97%        -11.69%      4.92%          11.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998       10.48%         -1.32%                      4.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                     8/15/2000        9.69%                                    -7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                 9/17/1984        7.46%          3.14%      9.34%          10.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998       12.92%          3.44%                      7.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982        0.79%          2.53%      3.84%           5.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982        6.84%          8.75%      9.02%           9.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003        5.33%                                     5.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        8/12/2002        5.26%                                     8.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002       25.68%                                    19.38%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002       15.86%                                    16.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              12/15/1999        4.67%          0.01%                      0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       10.04%                                   -17.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998       20.41%         17.42%                      8.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000       22.67%                                    18.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998        6.72%         -4.63%                      5.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996        5.44%         -9.56%                      6.50%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993        6.63%         -6.51%      8.36%           9.00%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                            9/10/2001       13.82%                                    10.30%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993        5.77%         -7.19%      8.67%           9.03%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995        8.19%         -9.45%                     14.96%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994        3.61%          6.56%      6.11%           5.91%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994       10.46%          4.77%      7.59%           6.61%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  11/3/1997       15.34%          1.85%                      8.24%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997        7.06%         -5.14%                      0.52%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997        3.26%         -6.88%                      4.24%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       12.63%          8.55%                      9.37%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 9/27/1996       24.71%          3.54%                      0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       18.53%          0.92%      8.61%           9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      11/28/1988       15.72%          5.64%     11.08%          10.48%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       16.03%          4.59%      9.74%           9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                        11/4/1997       14.89%         13.26%                      9.12%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                    11/30/2001        7.89%                                    10.98%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                 12/11/1989       12.65%          5.49%     12.77%          12.54%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                      9/15/1999       24.04%         18.12%                     16.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                5/1/2003      -10.67%                                    -6.93%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                5/7/1997       14.62%         -8.98%                      2.66%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     5/1/2002       10.71%                                     4.19%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       19.07%         -4.81%                      1.71%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       10.59%         -2.58%                      4.60%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                        11/30/1999       -1.64%        -21.93%                    -18.23%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999       24.34%          1.45%                     12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       30.27%         -1.04%                     16.49%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999       19.31%         11.46%                     15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       18.33%          7.60%                     16.37%
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well- known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) (DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address and telephone number on the first page of the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

>    the number of insureds,

>    total premiums expected to be paid,

>    total assets under management for the policyowner,

>    the nature of the relationship among individual insureds,

>    the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.

COST OF INSURANCE CHARGE
We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on the age, gender and risk classification of the person insured under the policy and the policy year in which the charge is deducted.

To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same age, gender and risk class whose policies have been in force for the same length of time.

MORTALITY AND EXPENSE RISK CHARGE
We make a daily charge for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

We do not assess this charge against assets held in the Guaranteed Interest Account.

TAX CHARGES
States assess premium taxes at various rates, ranging from 0% to 3.5%. The deferred acquisition cost ("DAC" tax) is associated with our federal tax liability under Internal Revenue Code Section 848. We pay the cost up front and recoup the cost over the first ten policy years. We include this charge as part of the Acquisition Expense.

ADMINISTRATIVE CHARGES
These charges help us with the expenses we incur in administering the policy. This includes the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

These charges are included as part of the "Administration Charge" which, in turn, is incorporated into the "Acquisition Expense."

SALES CHARGES
This charge is assessed on the initial premium in order to compensate the Company for expenses associated with selling and advertising the policy. This charge is included as part of your policies "Acquisition Expense."

PARTIAL SURRENDER FEE
Phoenix deducts a charge in addition to the partial surrender amount equal to 2% of the amount withdrawn up to a maximum of $25 for each partial surrender.

OTHER CHARGES

LOAN INTEREST RATE CHARGED
This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year and may also vary depending on your state of residence.

CHARGES FOR FEDERAL INCOME TAXES
We currently do not charge the Separate Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Separate Account.

FUND CHARGES
As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund series. The fund prospectuses contain detailed information about fund charges, and may be obtained without charge by contacting VULA at the telephone number given on page one.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


STATE REGULATION

--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T

                           The Phoenix Edge(R)

                                   V a r i a b l e   U n i v e r s a l   L i f e



         P H O E N I X   L I F E   V A R I A B L E   U N I V E R S A L   L I F E
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004







                                [LOGO]PHOENIX(R)

                  L0132AR (C) 2005 The Phoenix Companies, Inc.

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004


                                                           PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                           ABERDEEN          PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL         GROWTH           ENHANCED INDEX    ESTATE SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                  $       421,483    $       151,338    $         62,235    $       275,645
                                                        =================  =================  ==================  =================
     Investment at market                                $       527,860    $       124,486    $         65,841    $       375,500
                                                        -----------------  -----------------  ------------------  -----------------
         Total assets                                            527,860            124,486              65,841            375,500
LIABILITIES
     Accrued expenses                                                217                 52                  28                156
                                                        -----------------  -----------------  ------------------  -----------------
NET ASSETS                                               $       527,643    $       124,434    $         65,813    $       375,344
                                                        =================  =================  ==================  =================
Accumulation units outstanding                                   204,942            209,100              52,014            101,794
                                                        =================  =================  ==================  =================
Unit value                                               $      2.574593    $      0.595097    $       1.265294    $      3.687300
                                                        =================  =================  ==================  =================

                                                                               PHOENIX-            PHOENIX-            PHOENIX-
                                                            PHOENIX-           ENGEMANN            ENGEMANN            ENGEMANN
                                                            ENGEMANN          GROWTH AND           SMALL-CAP           STRATEGIC
                                                         CAPITAL GROWTH         INCOME              GROWTH            ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $     1,948,040    $       135,734    $        28,372     $     2,066,846
                                                        =================  =================  =================   =================
     Investment at market                                $     2,273,165    $       151,202    $        31,879     $     2,506,889
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                          2,273,165            151,202             31,879           2,506,889
LIABILITIES
     Accrued expenses                                                961                 62                 13               1,061
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $     2,272,204    $       151,140    $        31,866     $     2,505,828
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   599,231            128,363             31,758             572,469
                                                        =================  =================  =================   =================
Unit value                                               $      3.791864    $      1.177444    $      1.003404     $      4.377231
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-            PHOENIX-
                                                            PHOENIX-           PHOENIX-         GOODWIN MULTI-      GOODWIN MULTI-
                                                         ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        SECTOR SHORT
                                                             EQUITY            MARKET              INCOME             TERM BOND
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       320,179    $       373,200    $    17,776,829     $        22,615
                                                        =================  =================  =================   =================
     Investment at market                                $       334,913    $       373,200    $    18,417,462     $        22,784
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            334,913            373,200         18,417,462              22,784
LIABILITIES
     Accrued expenses                                                140                169              7,772                  10
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       334,773    $       373,031    $    18,409,690     $        22,774
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   227,151            177,571          4,829,557              21,166
                                                        =================  =================  =================   =================
Unit value                                               $      1.473789    $      2.100745    $      3.811880     $      1.075985
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                             PHOENIX-KAYNE      PHOENIX-LAZARD      PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL      ABBETT BOND-
                                                        RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT       DEBENTURE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        19,829    $        24,701    $         4,128     $        25,381
                                                        =================  =================  =================   =================
     Investment at market                                $        20,549    $        27,137    $         4,637     $        25,607
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             20,549             27,137              4,637              25,607
LIABILITIES
     Accrued expenses                                                  9                 11                  2                  11
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        20,540    $        27,126    $         4,635     $        25,596
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    17,176             17,978              3,257              19,075
                                                        =================  =================  =================   =================
Unit value                                               $      1.195907    $      1.508800    $      1.423372     $      1.341885
                                                        =================  =================  =================   =================

                                                                                                                      PHOENIX-
                                                          PHOENIX-LORD       PHOENIX-LORD                             NORTHERN
                                                        ABBETT LARGE-CAP    ABBETT MID-CAP       PHOENIX-            NASDAQ-100
                                                             VALUE              VALUE         NORTHERN DOW 30         INDEX(R)
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $        88,172    $       111,404    $        27,381     $        21,713
                                                        =================  =================  =================   =================
     Investment at market                                $        93,705    $       125,818    $        26,968     $        24,801
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             93,705            125,818             26,968              24,801
LIABILITIES
     Accrued expenses                                                 38                 52                 11                  10
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        93,667    $       125,766    $        26,957     $        24,791
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    65,106             82,276             25,479              26,196
                                                        =================  =================  =================   =================
Unit value                                               $      1.438683    $      1.528578    $      1.057989     $      0.946329
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA      PHOENIX-SENECA
                                                           CAP VALUE          CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       118,308    $        37,408    $        60,821     $        59,772
                                                        =================  =================  =================   =================
     Investment at market                                $       167,194    $        39,991    $        40,419     $        66,026
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            167,194             39,991             40,419              66,026
LIABILITIES
     Accrued expenses                                                 69                 16                 17                  28
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       167,125    $        39,975    $        40,402     $        65,998
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    88,738             23,674             33,714              43,093
                                                        =================  =================  =================   =================
Unit value                                               $      1.883356    $      1.688550    $      1.198388     $      1.531533
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                                                                    FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                         AIM V.I. CAPITAL   AIM V.I. MID-CAP      LEVERAGED            GOVERNMENT
                                                           APPRECIATION       CORE EQUITY           ALLCAP           SECURITIES II
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         1,520    $       156,175    $        14,812     $        65,032
                                                        =================  =================  =================   =================
     Investment at market                                $         1,627    $       152,358    $        16,872     $        67,216
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              1,627            152,358             16,872              67,216
LIABILITIES
     Accrued expenses                                                  1                 57                  7                  29
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         1,626    $       152,301    $        16,865     $        67,187
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     1,701            149,740             27,292              56,427
                                                        =================  =================  =================   =================
Unit value                                               $      0.956029    $      1.017107    $      0.617944     $      1.190682
                                                        =================  =================  =================   =================

                                                         FEDERATED HIGH                                              TEMPLETON
                                                           INCOME BOND                                               DEVELOPING
                                                           FUND II --                                                  MARKETS
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       113,295    $    11,201,706    $        33,527     $         7,668
                                                        =================  =================  =================   =================
     Investment at market                                $       119,507    $    13,343,651    $        37,380     $        13,206
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            119,507         13,343,651             37,380              13,206
LIABILITIES
     Accrued expenses                                                 50              5,553                 16                   5
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       119,457    $    13,338,098    $        37,364     $        13,201
                                                        =================  =================  =================   =================
Accumulation units outstanding                                    96,220         11,039,114             48,322               7,317
                                                        =================  =================  =================   =================
Unit value                                               $      1.241494    $      1.208258    $      0.773233     $      1.804031
                                                        =================  =================  =================   =================

                                                            TEMPLETON          TEMPLETON          SCUDDER VIT        SCUDDER VIT
                                                             FOREIGN             GROWTH          EAFE(R) EQUITY       EQUITY 500
                                                            SECURITIES         SECURITIES            INDEX              INDEX
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       148,046    $     6,290,335    $        64,016     $       300,873
                                                        =================  =================  =================   =================
     Investment at market                                $       129,146    $     7,442,789    $        74,607     $       388,645
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            129,146          7,442,789             74,607             388,645
LIABILITIES
     Accrued expenses                                                 53              3,096                 31                 162
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       129,093    $     7,439,693    $        74,576     $       388,483
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   102,137          6,109,396             68,101             336,248
                                                        =================  =================  =================   =================
Unit value                                               $      1.263924    $      1.217746    $      1.095082     $      1.155346
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)
                                                                                 WANGER             WANGER
                                                                              INTERNATIONAL      INTERNATIONAL          WANGER
                                                           TECHNOLOGY            SELECT            SMALL CAP            SELECT
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       129,593    $        76,549    $       354,992     $       153,083
                                                        =================  =================  =================   =================
     Investment at market                                $        73,216    $        85,152    $       335,406     $       195,211
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                             73,216             85,152            335,406             195,211
LIABILITIES
     Accrued expenses                                                 31                 35                137                  81
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $        73,185    $        85,117    $       335,269     $       195,130
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   250,430             99,560            138,041             126,724
                                                        =================  =================  =================   =================
Unit value                                               $      0.292239    $      0.854946    $      2.428749     $      1.539800
                                                        =================  =================  =================   =================

                                                            WANGER U.S.
                                                             SMALLER
                                                            COMPANIES
                                                            SUBACCOUNT
                                                        -----------------
ASSETS
     Investment at cost                                  $      6,706,185
                                                        ==================
     Investment at market                                $      7,627,595
                                                        ------------------
         Total assets                                           7,627,595
LIABILITIES
     Accrued expenses                                               3,175
                                                        ------------------
NET ASSETS                                               $      7,624,420
                                                        ==================
Accumulation units outstanding                                  3,061,532
                                                        ==================
Unit value                                               $       2.490394
                                                        ==================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                           PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                           ABERDEEN          PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                         INTERNATIONAL         GROWTH           ENHANCED INDEX    ESTATE SECURITIES
                                                          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       -----------------  -----------------   -----------------  -----------------
Investment income
     Distributions                                       $        13,197    $           116    $            918    $         6,399
Expenses
     Mortality and expense fees                                    2,352                625                 315              1,258
     Indexing (gain) loss                                             55                  6                   4                 42
                                                        -----------------  -----------------  ------------------  -----------------
Net investment income (loss)                                      10,790               (515)                599              5,099
                                                        -----------------  -----------------  ------------------  -----------------
Net realized gain (loss) from share transactions                   9,449              2,564                (108)             4,054
Net realized gain distribution from Fund                               -                  -                   -             29,755
Net change in unrealized appreciation (depreciation)
     on investment                                                70,545              3,497               5,122             47,439
                                                        -----------------  -----------------  ------------------  -----------------
Net gain (loss) on investment                                     79,994              6,061               5,014             81,248
Net increase (decrease) in net assets resulting from
     operations                                          $        90,784    $         5,546    $          5,613    $        86,347
                                                        =================  =================  ==================  =================

                                                                               PHOENIX-            PHOENIX-            PHOENIX-
                                                           PHOENIX-            ENGEMANN            ENGEMANN            ENGEMANN
                                                           ENGEMANN           GROWTH AND           SMALL-CAP           STRATEGIC
                                                        CAPITAL GROWTH          INCOME              GROWTH            ALLOCATION
                                                          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        19,535    $         1,710    $             -     $        71,014
Expenses
     Mortality and expense fees                                   13,599                693                154              16,249
     Indexing (gain) loss                                            126                  8                  3                 126
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       5,810              1,009               (157)             54,639
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 (65,498)                27                 64             664,781
Net realized gain distribution from Fund                               -                  -                  -              63,129
Net change in unrealized appreciation (depreciation)
     on investment                                               193,187             12,111              2,755             487,754)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    127,689             12,138              2,819             240,156
Net increase (decrease) in net assets resulting from
     operations                                          $       133,499    $        13,147    $         2,662     $       294,795
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-            PHOENIX-
                                                            PHOENIX-           PHOENIX-         GOODWIN MULTI-      GOODWIN MULTI-
                                                         ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        SECTOR SHORT
                                                             EQUITY             MARKET              INCOME             TERM BOND
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,272    $         2,936    $     1,100,314     $           516
Expenses
     Mortality and expense fees                                    1,106              1,888             86,416                  57
     Indexing (gain) loss                                             15                  6                365                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,151              1,042          1,013,533                 459
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,376                  -              1,544                   -
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                32,599                  -             35,823                 175
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,975                  -             37,367                 175
Net increase (decrease) in net assets resulting from
     operations                                          $        36,126    $         1,042    $     1,050,900     $           634
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                             PHOENIX-KAYNE     PHOENIX-LAZARD       PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL       ABBETT BOND-
                                                        RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT        DEBENTURE
                                                          SUBACCOUNT(1)      SUBACCOUNT(4)      SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           265    $           187    $            50     $           611
Expenses
     Mortality and expense fees                                       39                 28                 12                  77
     Indexing (gain) loss                                              -                  1                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         226                158                 38                 534
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       3                  6                  1               1,265
Net realized gain distribution from Fund                               -                197                 25                 333
Net change in unrealized appreciation (depreciation)
     on investment                                                   720              2,436                509              (1,334)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        723              2,639                535                 264
Net increase (decrease) in net assets resulting from
     operations                                          $           949    $         2,797    $           573     $           798
                                                        =================  =================  =================   =================

                                                                                                                      PHOENIX-
                                                           PHOENIX-LORD       PHOENIX-LORD                            NORTHERN
                                                         ABBETT LARGE-CAP    ABBETT MID-CAP        PHOENIX-          NASDAQ-100
                                                              VALUE              VALUE         NORTHERN DOW 30        INDEX(R)
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)      SUBACCOUNT(2)        SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           676    $           498    $           417     $           138
Expenses
     Mortality and expense fees                                      125                246                119                 103
     Indexing (gain) loss                                              2                  6                  1                   3
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         549                246                297                  32
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,140                 13                 (3)                254
Net realized gain distribution from Fund                             264                732                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 3,964             14,414                751               1,858
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      6,368             15,159                748               2,112
Net increase (decrease) in net assets resulting from
     operations                                          $         6,917    $        15,405    $         1,045     $         2,144
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA      PHOENIX-SENECA
                                                           CAP VALUE          CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           256    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                      937                 84                236                 833
     Indexing (gain) loss                                             15                  2                  3                   8
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        (696)               (86)              (239)               (841)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  20,349                 12             19,648)            (32,640)
Net realized gain distribution from Fund                          11,533              3,109                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,867              1,370             21,558              25,701
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,749              4,491              1,910              (6,939)
Net increase (decrease) in net assets resulting from
     operations                                          $        34,053    $         4,405    $         1,671     $        (7,780)
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)
                                                                                                                    FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                        AIM V.I. CAPITAL   AIM V.I. MID-CAP      LEVERAGED            GOVERNMENT
                                                          APPRECIATION       CORE EQUITY           ALLCAP           SECURITIES II
                                                          SUBACCOUNT(2)     SUBACCOUNT(5)        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $           222    $             -     $         3,306
Expenses
     Mortality and expense fees                                        5                 57                 79               2,589
     Indexing (gain) loss                                              -                  1                  1                  27
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                          (5)               164                (80)                690
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       -                  -                215              90,048
Net realized gain distribution from Fund                               -              6,552                  -                 386
Net change in unrealized appreciation (depreciation)
     on investment                                                   107             (3,817)             1,116             (49,678)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                        107              2,735              1,331              40,756
Net increase (decrease) in net assets resulting from
     operations                                          $           102    $         2,899    $         1,251     $        41,446
                                                        =================  =================  =================   =================

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                           FUND II --                                               MUTUAL SHARES
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,810    $        30,464    $            60     $             -
Expenses
     Mortality and expense fees                                      498             58,908              3,840                 103
     Indexing (gain) loss                                              4                908                 17                  (6)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       6,308            (29,352)            (3,797)                (97)
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,439             38,932            191,824               6,779
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,892          1,606,742            158,725              (5,632)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      3,331          1,645,674            350,549               1,147
Net increase (decrease) in net assets resulting from
     operations                                          $         9,639    $     1,616,322    $       346,752     $         1,050
                                                        =================  =================  =================   =================

                                                            TEMPLETON
                                                            DEVELOPING        TEMPLETON          TEMPLETON           SCUDDER VIT
                                                              MARKETS          FOREIGN             GROWTH           EAFE(R) EQUITY
                                                            SEDCURITIES       SECURITIES         SECURITIES             INDEX
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           205    $           752    $        79,100     $         1,552
Expenses
     Mortality and expense fees                                       57                382             33,201                 330
     Indexing (gain) loss                                              1                  7                550                   6
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         147                363             45,349               1,216
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      42                 78              2,998                 186
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 2,384             14,309            898,978              10,277
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,426             14,387            901,976              10,463
Net increase (decrease) in net assets resulting from
     operations                                          $         2,573    $        14,750    $       947,325     $        11,679
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            SCUDDER VIT                              WANGER             WANGER
                                                             EQUITY 500                           INTERNATIONAL      INTERNATIONAL
                                                               INDEX           TECHNOLOGY            SELECT            SMALL CAP
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         4,230    $             -    $            14     $         2,001
Expenses
     Mortality and expense fees                                    1,910                485                165               1,415
     Indexing (gain) loss                                             25                  -                  4                  35
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,295               (485)              (155)                551
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,903           (305,001)                17               3,896
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                32,599            294,161             11,092              72,279
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     34,502            (10,840)            11,109              76,175
Net increase (decrease) in net assets resulting from
     operations                                          $        36,797    $       (11,325)   $        10,954     $        76,726
                                                        =================  =================  =================   =================

                                                                               WANGER U.S.
                                                              WANGER            SMALLER
                                                              SELECT           COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -
Expenses
     Mortality and expense fees                                      804             30,669
     Indexing (gain) loss                                             16                582
                                                        -----------------  -----------------
Net investment income (loss)                                        (820)           (31,251)
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                     937             (5,217)
Net realized gain distribution from Fund                             144                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                29,513            748,771
                                                        -----------------  -----------------
Net gain (loss) on investment                                     30,594            743,554
Net increase (decrease) in net assets resulting from
     operations                                          $        29,774    $       712,303
                                                        =================  =================







Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date May 25, 2004 to December 31, 2004.
(2) From inception date May 27, 2004 to December 31, 2004.
(3) From inception date June 25, 2004 to December 31, 2004.
(4) From inception date October 1, 2004 to December 31, 2004.
(5) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                            ABERDEEN          PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                          INTERNATIONAL         GROWTH           ENHANCED INDEX    ESTATE SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        10,790    $          (515)   $           599     $         5,099
         Net realized gain (loss)                                  9,449              2,564               (108)             33,809
         Net change in unrealized appreciation
            (depreciation) on investment                          70,545              3,497              5,122              47,439
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       90,784              5,546              5,613              86,347
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     13,759                  -              1,447                   -
         Participant transfers                                    17,833            (18,487)            (3,177)             79,839
         Participant withdrawals                                 (63,754)            (3,376)            (2,461)             (6,091)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (32,162)           (21,863)            (4,191)             73,748
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           58,622            (16,317)             1,422             160,095
NET ASSETS
     Beginning of period                                         469,021            140,751             64,391             215,249
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       527,643    $       124,434    $        65,813     $       375,344
                                                        =================  =================  =================   =================

                                                                                PHOENIX-           PHOENIX-            PHOENIX-
                                                            PHOENIX-            ENGEMANN           ENGEMANN            ENGEMANN
                                                            ENGEMANN           GROWTH AND          SMALL-CAP           STRATEGIC
                                                         CAPITAL GROWTH          INCOME             GROWTH            ALLOCATION
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         5,810    $         1,009    $          (157)    $        54,639
         Net realized gain (loss)                                (65,498)                27                 64             727,910
         Net change in unrealized appreciation
            (depreciation) on investment                         193,187             12,111              2,755            (487,754)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                      133,499             13,147              2,662             294,795
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              1,467              8,779             113,287
         Participant transfers                                (1,607,444)(c)         46,562(b)               -          (3,953,642)
         Participant withdrawals                                       -            (27,137)           (11,487)           (654,398)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                     (1,607,444)            20,892             (2,708)         (4,494,753)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (1,473,945)            34,039                (46)         (4,199,958)
NET ASSETS
     Beginning of period                                       3,746,149            117,101             31,912           6,705,786
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     2,272,204    $       151,140    $        31,866     $     2,505,828
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                                                   PHOENIX-            PHOENIX-
                                                            PHOENIX-           PHOENIX-         GOODWIN MULTI-      GOODWIN MULTI-
                                                         ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED        SECTOR SHORT
                                                             EQUITY             MARKET              INCOME             TERM BOND
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         1,151    $         1,042    $     1,013,533     $           459
         Net realized gain (loss)                                  2,376                  -              1,544                   -
         Net change in unrealized appreciation
            (depreciation) on investment                          32,599                  -             35,823                 175
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       36,126              1,042          1,050,900                 634
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                        619                  -                  -                   -
         Participant transfers                                   106,140(d)         457,848          3,691,274(a)           14,639
         Participant withdrawals                                  (4,114)          (369,693)          (143,452)             (1,542)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        102,645             88,155          3,547,822              13,097
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          138,771             89,197          4,598,722              13,731
NET ASSETS
     Beginning of period                                         196,002            283,834         13,810,968               9,043
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       334,773    $       373,031    $    18,409,690     $        22,774
                                                        =================  =================  =================   =================

                                                                             PHOENIX-KAYNE      PHOENIX-LAZARD      PHOENIX-LORD
                                                          PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL      ABBETT BOND-
                                                        RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT       DEBENTURE
                                                          SUBACCOUNT(1)      SUBACCOUNT(4)       SUBACCOUNT(2)       SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           226    $           158    $            38     $           534
         Net realized gain (loss)                                      3                203                 26               1,598
         Net change in unrealized appreciation
            (depreciation) on investment                             720              2,436                509              (1,334)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          949              2,797                573                 798
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -                   -
         Participant transfers                                    19,723             24,415              4,096               2,745
         Participant withdrawals                                    (132)               (86)               (34)               (305)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         19,591             24,329              4,062               2,440
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           20,540             27,126              4,635               3,238
NET ASSETS
     Beginning of period                                               -                  -                  -              22,358
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        20,540    $        27,126    $         4,635     $        25,596
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                                                                      PH0ENIX-
                                                          PHOENIX-LORD       PHOENIX-LORD                             NORTHERN
                                                        ABBETT LARGE-CAP    ABBETT MID-CAP       PHOENIX-            NASDAQ-100
                                                             VALUE              VALUE         NORTHERN DOW 30         INDEX(R)
                                                           SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           549    $           246    $           297     $            32
         Net realized gain (loss)                                  2,404                745                 (3)                254
         Net change in unrealized appreciation
            (depreciation) on investment                           3,964             14,414                751               1,858
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        6,917             15,405              1,045               2,144
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -                   -
         Participant transfers                                    53,159            110,445              6,834               6,835
         Participant withdrawals                                    (429)               (84)              (356)             (3,281)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         52,730            110,361              6,478               3,554
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           59,647            125,766              7,523               5,698
NET ASSETS
     Beginning of period                                          34,020                  -             19,434              19,093
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        93,667    $       125,766    $        26,957     $        24,791
                                                        =================  =================  =================   =================

                                                         PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA      PHOENIX-SENECA
                                                           CAP VALUE          CAP VALUE         MID-CAP GROWTH     STRATEGIC THEME
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  ----------------- -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          (696)   $           (86)   $          (239)    $          (841)
         Net realized gain (loss)                                 31,882              3,121            (19,648)            (32,640)
         Net change in unrealized appreciation
            (depreciation) on investment                           2,867              1,370             21,558              25,701
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       34,053              4,405              1,671              (7,780)
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      2,371                480                 79               8,780
         Participant transfers                                   (45,463)            22,723            (21,445)           (137,204)
         Participant withdrawals                                (112,753)              (895)              (692)            (14,542)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                       (155,845)            22,308            (22,058)           (142,966)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (121,792)            26,713            (20,387)           (150,746)
NET ASSETS
     Beginning of period                                         288,917             13,262             60,789             216,744
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       167,125    $        39,975    $        40,402     $        65,998
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                                                                    FEDERATED FUND
                                                                                               ALGER AMERICAN          FOR U.S.
                                                        AIM V.I. CAPITAL   AIM V.I. MID-CAP      LEVERAGED            GOVERNMENT
                                                          APPRECIATION       CORE EQUITY           ALLCAP           SECURITIES II
                                                         SUBACCOUNT(2)      SUBACCOUNT(5)        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $            (5)   $           164    $           (80)    $           690
         Net realized gain (loss)                                      -              6,552                215              90,434
         Net change in unrealized appreciation
            (depreciation) on investment                             107             (3,817)             1,116             (49,678)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                          102              2,899              1,251              41,446
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -              1,574                  -                   -
         Participant transfers                                     1,536            149,403(e)               -          (3,854,043)
         Participant withdrawals                                     (13)            (1,575)            (3,192)             (9,095)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          1,523            149,402             (3,192)         (3,863,138)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,625            152,301             (1,941)         (3,821,692)
NET ASSETS
     Beginning of period                                               -                  -             18,806           3,888,879
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         1,625    $       152,301    $        16,865     $        67,187
                                                        =================  =================  =================   =================

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                           FUND II --                                               MUTUAL SHARES
                                                         PRIMARY SHARES    VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         6,308    $       (29,352)   $        (3,797)    $           (97)
         Net realized gain (loss)                                  1,439             38,932            191,824               6,779
         Net change in unrealized appreciation
            (depreciation) on investment                           1,892          1,606,742            158,725              (5,632)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        9,639          1,616,322            346,752               1,050
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -                   -
         Participant transfers                                     6,622          3,196,495         (6,337,999)            (47,032)
         Participant withdrawals                                  (1,217)          (139,077)           (10,857)               (525)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          5,405          3,057,418         (6,348,856)            (47,557)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           15,044          4,673,740         (6,002,104)            (46,507)
NET ASSETS
     Beginning of period                                         104,411          8,664,358          6,039,468              46,507
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       119,455    $    13,338,098    $        37,364     $             -
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            TEMPLETON
                                                            DEVELOPING        TEMPLETON          TEMPLETON           SCUDDER VIT
                                                              MARKETS          FOREIGN             GROWTH           EAFE(R) EQUITY
                                                            SEDCURITIES       SECURITIES         SECURITIES             INDEX
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           147    $           363    $        45,349     $         1,216
         Net realized gain (loss)                                     42                 78              2,998                 186
         Net change in unrealized appreciation
            (depreciation) on investment                           2,384             14,309            898,978              10,277
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,573             14,750            947,325              11,679
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                  -                  -                   -
         Participant transfers                                         -             47,532          1,058,109                   -
         Participant withdrawals                                    (201)            (1,373)           (81,512)             (1,285)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                           (201)            46,159            976,597              (1,285)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,372             60,909          1,923,922              10,394
NET ASSETS
     Beginning of period                                          10,829             68,184          5,515,771              64,182
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        13,201    $       129,093    $     7,439,693     $        74,576
                                                        =================  =================  =================   =================

                                                            SCUDDER VIT                              WANGER             WANGER
                                                             EQUITY 500                           INTERNATIONAL      INTERNATIONAL
                                                               INDEX           TECHNOLOGY            SELECT            SMALL CAP
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         2,295    $          (485)   $          (155)    $           551
         Net realized gain (loss)                                  1,903           (305,001)                17               3,896
         Net change in unrealized appreciation
            (depreciation) on investment                          32,599            294,161             11,092              72,279
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       36,797            (11,325)            10,954              76,726
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -                776                  -               1,735
         Participant transfers                                   (21,564)           (46,299)            70,576               2,276
         Participant withdrawals                                  (2,234)                 -               (599)             (6,578)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (23,798)           (45,523)            69,977              (2,567)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           12,999            (56,848)            80,931              74,159
NET ASSETS
     Beginning of period                                         375,484            130,033              4,186             261,109
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       388,483    $        73,185    $        85,117     $       335,268
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                               WANGER U.S.
                                                              WANGER            SMALLER
                                                              SELECT           COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $          (820)   $       (31,251)
         Net realized gain (loss)                                  1,081             (5,217)
         Net change in unrealized appreciation
            (depreciation) on investment                          29,513            748,771
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       29,774            712,303
                                                        -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -             40,237
         Participant transfers                                     3,002          6,296,107
         Participant withdrawals                                  (2,758)           (15,616)
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                            244          6,320,728
                                                        -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           30,018          7,033,031
NET ASSETS
     Beginning of period                                         165,112            591,389
                                                        -----------------  -----------------
     End of period                                       $       195,130    $     7,624,420
                                                        =================  =================




Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date May 25, 2004 to December 31, 2004.
(2) From inception date May 27, 2004 to December 31, 2004.
(3) From inception date June 25, 2004 to December 31, 2004.
(4) From inception date October 1, 2004 to December 31, 2004.
(5) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on
    September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.

                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                        PHOENIX-ABERDEEN       PHOENIX-AIM        BERNSTEIN           BERNSTEIN
                                                          INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         5,728    $           (85)   $           401     $            60
     Net realized gain (loss)                                    (15,806)                 9            (11,181)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                          121,858              5,906             29,508               1,063
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           111,780              5,830             18,728               1,123
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         13,493             15,148              1,340                   -
     Participant transfers                                       (45,943)+          123,670            (57,400)             17,888
     Participant withdrawals                                     (57,275)           (13,791)            (3,223)                (15)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (89,725)           125,027            (59,283)             17,873
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        22,055            130,857            (40,555)             18,996
NET ASSETS
     Beginning of period                                         446,966              6,991            104,946                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       469,021    $       137,848    $        64,391     $        18,996
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                           PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                             ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                           SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(3)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         4,182    $       (14,506)   $           (15)    $           892
     Net realized gain (loss)                                      6,377           (100,529)               (42)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           34,538            933,975                752                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            45,097            818,940                695                 892
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -             76,419                  -              21,311
     Participant transfers                                        39,095           (259,747)            31,422            (157,853)
     Participant withdrawals                                      (4,643)          (326,330)              (205)            (36,835)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            34,452           (509,658)            31,217            (173,377)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        79,549            309,282             31,912            (172,485)
NET ASSETS
     Beginning of period                                         135,700          3,436,867                  -             456,319
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       215,249    $     3,746,149    $        31,912     $       283,834
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                         PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                          MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                             FIXED            SHORT TERM           FLEXIBLE        PHOENIX-LALZARD
                                                             INCOME              BOND               INCOME          U.S. MULTI-CAP
                                                           SUBACCOUNT        SUBACCOUNT(4)        SUBACCOUNT        SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $       804,592    $           112    $         1,303     $             4
     Net realized gain (loss)                                      2,975                  -              1,002                 121
     Net change in unrealized appreciation (depreciation)
           on investments                                        904,488                 (6)              (137)                834
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations         1,712,055                106              2,168                 959
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         34,086                  -                 79                  67
     Participant transfers                                       (35,550)             8,945             27,615               5,042
     Participant withdrawals                                    (259,151)                (8)            (1,788)               (717)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                          (260,615)             8,937             25,906               4,392
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     1,451,440              9,043             28,074               5,351
NET ASSETS
     Beginning of period                                      12,359,528                  -             21,631                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $    13,810,968    $         9,043    $        49,705     $         5,351
                                                        =================  =================  =================   =================

                                                          PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS         PHOENIX-MFS
                                                             ABBETT        ABBETT LARGE-CAP       INVESTORS           INVESTORS
                                                         BOND-DEBENTURE         VALUE           GROWTH STOCK            TRUST
                                                          SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           770    $           111    $          (461)    $             5
     Net realized gain (loss)                                        195                 65            (48,911)                  7
     Net change in unrealized appreciation (depreciation)
         on investments                                            1,560              1,569             59,159               1,503
                                                         -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,525              1,745              9,787               1,515
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -            120,016                   -
     Participant transfers                                        20,281             32,334            (31,226)++               (2)
     Participant withdrawals                                        (448)               (59)           (40,745)                (79)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            19,833             32,275             48,045                 (81)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        22,358             34,020             57,832               1,434
NET ASSETS
     Beginning of period                                               -                  -             82,919               6,948
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        22,358    $        34,020    $       140,751     $         8,382
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                            PHOENIX-NORTHERN   PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN       NASDAQ-100        GROWTH AND          STRATEGIC
                                                             DOW 30             INDEX(R)           INCOME            ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT(4)       SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           193    $            (9)   $           603     $       131,387
     Net realized gain (loss)                                       (909)                 1             (1,491)              2,014
     Net change in unrealized appreciation (depreciation)
         on investments                                            4,686              1,230             22,659             963,692
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,970              1,222             21,771           1,097,093
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -              1,358             447,533
     Participant transfers                                            (1)            17,886              1,903               3,477
     Participant withdrawals                                      (2,423)               (15)            (2,766)           (636,354)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (2,424)            17,871                495            (185,344)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,546             19,093             22,266             911,749
NET ASSETS
     Beginning of period                                          17,888                  -             94,835           5,794,037
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        19,434    $        19,093    $       117,101     $     6,705,786
                                                        =================  =================  =================   =================


                                                                            PHOENIX-SANFORD    PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST      BERNSTEIN          BERNSTEIN        PHOENIX-SENECA
                                                              VALUE             MID-CAP           SMALL-CAP            MID-CAP
                                                             EQUITY              VALUE              VALUE              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,823    $        (1,132)   $          (110)    $          (275)
     Net realized gain (loss)                                     (5,108)            28,360            (14,641)             (1,056)
     Net change in unrealized appreciation (depreciation)
         on investments                                           34,482             80,330             16,717              14,826
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,197            107,558              1,966              13,495
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                            573                519                445                  73
     Participant transfers                                       (20,948)           (77,096)           (41,597)                  7
     Participant withdrawals                                      (3,591)           (10,280)            (1,028)               (800)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (23,966)           (86,857)           (42,180)               (720)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         7,231             20,701            (40,214)             12,775
NET ASSETS
     Beginning of period                                         188,771            268,216             53,476              48,014
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       196,002    $       288,917    $        13,262     $        60,789
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                                                FEDERATED FUND      FEDERATED HIGH
                                                          PHOENIX-SENECA     ALGER AMERICAN         FOR U.S.           INCOME BOND
                                                            STRATEGIC          LEVERAGED           GOVERNMENT          FUND II --
                                                              THEME              ALLCAP          SECURITIES II      PRIMARY SHARES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------   -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,008)   $          (136)   $       369,832     $         4,423
     Net realized gain (loss)                                    (21,553)           (31,757)            97,394                 506
     Net change in unrealized appreciation (depreciation)
         on investments                                           91,868             41,013           (323,438)             11,576
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            69,307              9,120            143,788              16,505
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        331,070                  -                117                   -
     Participant transfers                                            (2)           (18,611)        (8,026,927)             57,789
     Participant withdrawals                                    (364,807)            (1,885)          (145,345)             (1,048)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (33,739)           (20,496)        (8,172,155)             56,741
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        35,568            (11,376)        (8,028,367)             73,246
NET ASSETS
     Beginning of period                                         181,176             30,182         11,917,246              31,165
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       216,744    $        18,806    $     3,888,879     $       104,411
                                                        =================  =================  =================   =================

                                                              VIP              VIP GROWTH             VIP           MUTUAL SHARES
                                                          CONTRAFUND(R)      OPPORTUNITIES          GROWTH           SECURITIES
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (7,697)   $            12    $       (16,772)    $           217
     Net realized gain (loss)                                      6,971             (1,142)           (26,891)               (103)
     Net change in unrealized appreciation (depreciation)
         on investments                                          537,995                993          1,518,288               9,136
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           537,269               (137)         1,474,625               9,250
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  1                  -                   -
     Participant transfers                                     8,061,288                 (1)            27,373                   -
     Participant withdrawals                                     (41,582)            (1,796)          (106,730)             (1,157)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                         8,019,706             (1,796)           (79,357)             (1,157)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                     8,556,975             (1,933)         1,395,268               8,093
NET ASSETS
     Beginning of period                                         107,383              1,933          4,644,200              38,414
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $     8,664,358    $             -    $     6,039,468     $        46,507
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                            TEMPLETON
                                                            DEVELOPING        TEMPLETON          TEMPLETON          SCUDDER VIT
                                                             MARKETS           FOREIGN             GROWTH          EAFE(R) EQUITY
                                                            SECURITIES        SECURITIES         SECURITIES            INDEX
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                       -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            67    $         $ 692    $        49,004     $         2,050
     Net realized gain (loss)                                          7               (157)            (2,946)                117
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,662             15,893          1,280,806              13,714
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,736             16,428          1,326,864              15,881
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                            (1)                 -             11,717                   -
     Participant withdrawals                                        (145)              (978)           (69,510)             (1,000)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              (146)              (978)           (57,793)             (1,000)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,590             15,450          1,269,071              14,881
NET ASSETS
     Beginning of period                                           7,239             52,734          4,246,700              49,301
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        10,829    $        68,184    $     5,515,771     $        64,182
                                                        =================  =================  =================   =================


                                                           SCUDDER VIT                                                 WANGER
                                                            EQUITY 500                         WANGER FOREIGN       INTERNATIONAL
                                                              INDEX           TECHNOLOGY            FORTY             SMALL CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,432    $          (556)   $            (6)    $          (433)
     Net realized gain (loss)                                        254            (11,879)                (7)             (7,361)
     Net change in unrealized appreciation (depreciation)
         on investments                                           58,089             54,372              1,225              94,000
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            59,775             41,937              1,212              86,206
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         15,148                  -                  -               1,607
     Participant transfers                                       188,586               (775)                 -             (24,346)
     Participant withdrawals                                     (12,530)            (2,256)               (48)             (7,580)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           191,204             (3,031)               (48)            (30,319)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       250,979             38,906              1,164              55,887
NET ASSETS
     Beginning of period                                         124,505             91,127              3,022             205,222
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       375,484    $       130,033    $         4,186     $       261,109
                                                        =================  =================  =================   =================

                        See Notes to Financial Statements


                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             TWENTY           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (372)   $        (2,558)
     Net realized gain (loss)                                         14                237
     Net change in unrealized appreciation (depreciation)
         on investments                                           13,979            178,439
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations            13,621            176,118
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -              1,019
     Participant transfers                                       133,648            (20,486)
     Participant withdrawals                                      (1,313)           (11,633)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           132,335            (31,100)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                       145,956            145,018
NET ASSETS
     Beginning of period                                          19,156            446,371
                                                        -----------------  -----------------
     End of period                                       $       165,112    $       591,389
                                                        =================  =================











+  Participant transfers include net assets transferred in from Aberdeen
   New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception April 10, 2003 to December 31, 2003.
(2) From inception April 29, 2003 to December 31, 2003.
(3) From inception October 31, 2003 to December 31, 2003.
(4) From inception November 21, 2003 to December 31, 2003.

                        See Notes to Financial Statements

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account is used to fund benefits for variable life products issued by Phoenix, including The Phoenix Edge(R) (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series        Long-term capital appreciation by investing primarily in
                                                        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a
                                                        professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury
Rydex Variable Trust Juno Fund                          debt instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R)
                                                        Index (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
     Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                           $            182,773                 $            204,133
      Phoenix-AIM Growth Series                                                     62,603                               84,991
      Phoenix-Alliance/Bernstein Enhanced Index Series                               1,033                                4,629
      Phoenix-Duff & Phelps Real Estate Securities Series                          173,180                               64,511
      Phoenix-Engemann Capital Growth Series                                       180,926                            1,783,267
      Phoenix-Engemann Growth and Income Series                                     62,044                               40,132
      Phoenix-Engemann Small-Cap Growth Series                                           2                                2,866
      Phoenix-Engemann Strategic Allocation Series                                 194,365                            4,573,268
      Phoenix-Engemann Value Equity Series                                         131,882                               28,032
      Phoenix-Goodwin Money Market Series                                          654,891                              565,669
      Phoenix-Goodwin Multi-Sector Fixed Income Series                           5,039,789                              476,862
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           15,155                                1,593
      Phoenix-Kayne Rising Dividends Series                                         19,993                                  167
      Phoenix-Kayne Small-Cap Quality Value Series                                  24,799                                  104
      Phoenix-Lazard International Equity Select Series                              4,172                                   45
      Phoenix-Lord Abbett Bond-Debenture Series                                     25,689                               22,381
      Phoenix-Lord Abbett Large-Cap Value Series                                    88,558                               34,988
      Phoenix-Lord Abbett Mid-Cap Value Series                                     111,674                                  283
      Phoenix-Northern Dow 30 Series                                                 7,251                                  474
      Phoenix-Northern Nasdaq-100 Index(R) Series                                    6,972                                3,384
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                51,663                              196,740
      Phoenix-Sanford Bernstein Small-Cap Value Series                              25,831                                  490
      Phoenix-Seneca Mid-Cap Growth Series                                             658                               22,965
      Phoenix-Seneca Strategic Theme Series                                              -                              143,876

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                              $              1,536                 $                 16
      AIM V.I. Mid-Cap Core Equity Fund                                            156,259                                   84

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                          -                                3,273

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                              18,318                            3,882,109
      Federated High Income Bond Fund II -- Primary Shares                          31,930                               20,212

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                3,271,529                              241,735
      VIP Growth Portfolio                                                           1,826                            6,357,127

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                      -                               47,675
      Templeton Developing Markets Securities Fund                                     205                                  259
      Templeton Foreign Securities Fund                                             48,170                                1,625
      Templeton Growth Securities Fund                                           1,137,209                              114,583

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          1,552                                1,618
      Scudder VIT Equity 500 Index Fund                                             11,064                               32,555

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          44,168                               90,203

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                   70,590                                  735
      Wanger International Small Cap                                                38,150                               40,144
      Wanger Select                                                                 23,096                               23,520
      Wanger U.S. Smaller Companies                                              6,647,891                              355,500

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES
     Accumulation units outstanding                                204,942          218,935           273,747          301,226
     Unit value                                                  $2.574593        $2.142298         $1.632771        $1.926161
     Net assets (thousands)                                           $528             $469              $447             $580
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         2.81%            1.91%             1.08%                -
     Total return                                                   20.18%           31.21%           (15.23%)         (24.42%)


     PHOENIX-AIM GROWTH SERIES
     Accumulation units outstanding                                209,100          245,239           173,691          293,673
     Unit value                                                  $0.595097        $0.573936         $0.477392        $0.674239
     Net assets (thousands)                                           $124             $141               $83             $198
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.09%                -                 -                -
     Total return                                                    3.69%           20.22%           (29.20%)         (24.23%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
     Accumulation units outstanding                                 52,014           55,617           113,849          176,872
     Unit value                                                  $1.265294        $1.157772         $0.921800        $1.213946
     Net assets (thousands)                                            $66              $64              $105             $215
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         1.46%            0.95%             0.81%            0.71%
     Total return                                                    9.29%           25.60%           (24.07%)         (12.34%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
     Accumulation units outstanding                                101,794           78,234            67,854          104,025
     Unit value                                                  $3.687300        $2.751337         $1.999864        $1.793249
     Net assets (thousands)                                           $375             $215              $136             $187
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         2.54%            3.54%             3.76%            4.35%
     Total return                                                   34.02%           37.58%            11.52%            6.08%


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                599,231        1,031,873         1,191,460        6,484,023
     Unit value                                                  $3.791864        $3.630439         $2.884585        $3.855685
     Net assets (thousands)                                         $2,272           $3,746            $3,437          $25,001
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.72%            0.10%                 -            0.06%
     Total return                                                    4.45%           25.86%           (25.19%)         (34.91%)

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
     Accumulation units outstanding                                128,363          109,323           112,287           92,260
     Unit value                                                  $1.177444        $1.071146         $0.844582        $1.095450
     Net assets (thousands)                                           $151             $117               $95             $101
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         1.23%            1.14%             0.90%            0.49%
     Total return                                                    9.92%           26.83%           (22.90%)          (8.63%)


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(10)
     Accumulation units outstanding                                 31,758           34,711                 -                -
     Unit value                                                  $1.003404        $0.919326                 -                -
     Net assets (thousands)                                            $32              $32                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                    9.15%            2.68%                 -                -


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
     Accumulation units outstanding                                572,469        1,638,014         1,688,081        5,043,810
     Unit value                                                  $4.377231        $4.093850         $3.432321        $3.901229
     Net assets (thousands)                                         $2,506           $6,706            $5,794          $19,677
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         2.19%            2.66%             2.14%            2.53%
     Total return                                                    6.92%           19.27%           (12.02%)           1.36%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(8)
     Accumulation units outstanding                                227,151          149,418                 -                -
     Unit value                                                  $1.473789        $1.311770                 -                -
     Net assets (thousands)                                           $335             $196                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                         1.03%            0.89% *               -                -
     Total return                                                   12.35%           23.26%                 -                -


     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                177,571          135,502           218,241          273,462
     Unit value                                                  $2.100745        $2.094691         $2.090894        $2.071972
     Net assets (thousands)                                           $373             $284              $456             $567
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.78%            0.68%             1.41%            3.83%
     Total return                                                    0.29%            0.18%             0.91%            3.30%

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                              4,829,557        3,851,504         3,929,370        1,231,790
     Unit value                                                  $3.811880        $3.585863         $3.145422        $2.873877
     Net assets (thousands)                                        $18,410          $13,811           $12,360           $3,540
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         6.37%            6.67%             7.97%            7.98%
     Total return                                                    6.30%           14.00%             9.45%            5.56%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(11)
     Accumulation units outstanding                                 21,166            8,808                 -                -
     Unit value                                                  $1.075985        $1.026623                 -                -
     Net assets (thousands)                                            $23               $9                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                         4.53%           11.88% *               -                -
     Total return                                                    4.81%            1.19%                 -                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(12)
     Accumulation units outstanding                                 17,176                -                 -                -
     Unit value                                                  $1.195907                -                 -                -
     Net assets (thousands)                                            $21                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                         3.41% *              -                 -                -
     Total return                                                    2.02%                -                 -                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(15)
     Accumulation units outstanding                                 17,978                -                 -                -
     Unit value                                                  $1.508800                -                 -                -
     Net assets (thousands)                                            $27                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                         3.34% *              -                 -                -
     Total return                                                   10.79%                -                 -                -


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(13)
     Accumulation units outstanding                                  3,257                -                 -                -
     Unit value                                                  $1.423372                -                 -                -
     Net assets (thousands)                                             $5                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                         2.02% *              -                 -                -
     Total return                                                   14.08%                -                 -                -

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(9)
     Accumulation units outstanding                                 19,075           17,975                 -                -
     Unit value                                                  $1.341885        $1.243824                 -                -
     Net assets (thousands)                                            $26              $22                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                         3.95%            5.47% *               -                -
     Total return                                                    7.88%           12.58%                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(10)
     Accumulation units outstanding                                 65,106           26,504                 -                -
     Unit value                                                  $1.438683        $1.283547                 -                -
     Net assets (thousands)                                            $94              $34                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                         2.70%            3.36% *               -                -
     Total return                                                   12.09%            7.25%                 -                -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(14)
     Accumulation units outstanding                                 82,276                -                 -                -
     Unit value                                                  $1.528578                -                 -                -
     Net assets (thousands)                                           $126                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                         1.01% *              -                 -                -
     Total return                                                   13.94%                -                 -                -


     PHOENIX-NORTHERN DOW 30 SERIES(2)
     Accumulation units outstanding                                 25,479           19,130            22,322           22,860
     Unit value                                                  $1.057989        $1.015855         $0.801367        $0.953126
     Net assets (thousands)                                            $27              $19               $18              $22
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50% *
     Investment income ratio                                         1.76%            1.64%             1.25%            1.55% *
     Total return                                                    4.15%           26.77%           (15.92%)          (4.69%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(11)
     Accumulation units outstanding                                 26,196           22,088                 -                -
     Unit value                                                  $0.946329        $0.864318                 -                -
     Net assets (thousands)                                            $25              $19                 -                -
     Mortality and expense ratio                                     0.50%            0.50% *               -                -
     Investment income ratio                                         0.67%                - *               -                -
     Total return                                                    9.49%            6.82%                 -                -

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(1)
     Accumulation units outstanding                                 88,738          183,788           239,327          108,816
     Unit value                                                  $1.883356        $1.572015         $1.120708        $1.231636
     Net assets (thousands)                                           $167             $289              $268             $134
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50% *
     Investment income ratio                                         0.14%            0.15%             1.04%            2.97% *
     Total return                                                   19.81%           40.27%            (9.01%)          23.16%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(4)
     Accumulation units outstanding                                 23,674            9,587            55,333                -
     Unit value                                                  $1.688550        $1.383360         $0.966433                -
     Net assets (thousands)                                            $40              $13               $53                -
     Mortality and expense ratio                                     0.50%            0.50%             0.50% *              -
     Investment income ratio                                             -                -             0.72% *              -
     Total return                                                   22.06%           43.14%            (7.13%)               -


     PHOENIX-SENECA MID-CAP GROWTH SERIES
     Accumulation units outstanding                                 33,714           53,863            54,537           79,645
     Unit value                                                  $1.198388        $1.128557         $0.880382        $1.310813
     Net assets (thousands)                                            $40              $61               $48             $104
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -                -                 -                -
     Total return                                                    6.19%           28.19%           (32.84%)         (25.66%)


     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                 43,093          148,470           169,496          214,336
     Unit value                                                  $1.531533        $1.459862         $1.068910        $1.652245
     Net assets (thousands)                                            $66             $217              $181             $354
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -                -                 -                -
     Total return                                                    4.91%           36.57%           (35.31%)         (27.72%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(13)
     Accumulation units outstanding                                  1,701                -                 -                -
     Unit value                                                  $0.956029                -                 -                -
     Net assets (thousands)                                          0.50%                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                             - *              -                 -                -
     Total return                                                    6.71%                -                 -                -

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     AIM V.I. MID-CAP CORE EQUITY FUND(16)
     Accumulation units outstanding                                149,740                -                 -                -
     Unit value                                                  $1.017107                -                 -                -
     Net assets (thousands)                                           $152                -                 -                -
     Mortality and expense ratio                                     0.50% *              -                 -                -
     Investment income ratio                                         1.93% *              -                 -                -
     Total return                                                    1.94%                -                 -                -


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                 27,292           32,762            70,482           71,414
     Unit value                                                  $0.617944        $0.574044         $0.428225        $0.651191
     Net assets (thousands)                                            $17              $19               $30              $47
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -                -             0.01%                -
     Total return                                                    7.65%           34.05%           (34.24%)         (17.35%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Accumulation units outstanding                                 56,427        3,367,060        10,509,295           34,689
     Unit value                                                  $1.190682        $1.154978         $1.133972        $1.045109
     Net assets (thousands)                                            $67           $3,889           $11,917              $36
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50% *
     Investment income ratio                                         0.64%            4.02%             4.41%                - *
     Total return                                                    3.09%            1.85%             8.50%            4.51%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES
     Accumulation units outstanding                                 96,220           92,434            33,552           26,691
     Unit value                                                  $1.241494        $1.129577         $0.928882        $0.920760
     Net assets (thousands)                                           $119             $104               $31              $25
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         6.84%            5.57%             7.91%           11.21%
     Total return                                                    9.91%           21.61%             0.88%            0.87%


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(2)
     Accumulation units outstanding                             11,039,114        8,229,605           130,260           13,510
     Unit value                                                  $1.208258        $1.052828         $0.824382        $0.914728
     Net assets (thousands)                                        $13,338           $8,664              $107              $12
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50% *
     Investment income ratio                                         0.26%            0.03%             0.17%            0.76% *
     Total return                                                   14.76%           27.71%            (9.88%)          (8.53%)

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
     Accumulation units outstanding                                      -                -             2,929            3,096
     Unit value                                                          -                -         $0.660083        $0.849594
     Net assets (thousands)                                              -                -                $2               $3
     Mortality and expense ratio                                         -            0.50%             0.50%            0.50% *
     Investment income ratio                                             -            5.60%             0.95%            0.27% *
     Total return                                                        -           (7.16%)          (22.31%)         (15.04%)


     VIP GROWTH PORTFOLIO
     Accumulation units outstanding                                 48,322        8,025,360         8,153,341           13,270
     Unit value                                                  $0.773233        $0.752548         $0.569607        $0.820149
     Net assets (thousands)                                            $37           $6,039            $4,644              $11
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.01%            0.19%             0.00%                -
     Total return                                                    2.75%           32.12%           (30.55%)         (17.99%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND
     Accumulation units outstanding                                      -           36,746            37,794           39,687
     Unit value                                                          -        $1.265675         $1.016426        $1.158352
     Net assets (thousands)                                              -              $47               $38              $46
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -            1.04%             0.87%            1.84%
     Total return                                                    2.26%           24.52%           (12.25%)           6.51%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND
     Accumulation units outstanding                                  7,317            7,449             7,580            7,724
     Unit value                                                  $1.804031        $1.453831         $0.955047        $0.961249
     Net assets (thousands)                                            $13              $11                $7               $7
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         1.81%            1.18%             1.40%            0.55%
     Total return                                                   24.09%           52.23%            (0.65%)          (8.54%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                102,137           63,622            64,731           66,082
     Unit value                                                  $1.263924        $1.071702         $0.814662        $1.005374
     Net assets (thousands)                                           $129              $68               $53              $66
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.98%            1.74%             2.21%            2.94%
     Total return                                                   17.94%           31.55%           (18.97%)         (16.42%)

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     TEMPLETON GROWTH SECURITIES FUND(5)
     Accumulation units outstanding                              6,109,396        5,229,116         5,293,190                -
     Unit value                                                  $1.217746        $1.054819         $0.802295                -
     Net assets (thousands)                                         $7,440           $5,516            $4,247                -
     Mortality and expense ratio                                     0.50%            0.50%             0.50% *              -
     Investment income ratio                                         1.19%            1.57%             2.67% *              -
     Total return                                                   15.45%           31.48%           (16.40%)               -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(6)
     Accumulation units outstanding                                 68,101           69,437            70,770                -
     Unit value                                                  $1.095082        $0.924346         $0.696637                -
     Net assets (thousands)                                            $75              $64               $49                -
     Mortality and expense ratio                                     0.50%            0.50%             0.50% *              -
     Investment income ratio                                         2.35%            4.39%             1.88% *              -
     Total return                                                   18.47%           32.69%           (20.67%)               -


     SCUDDER VIT EQUITY 500 INDEX FUND(7)
     Accumulation units outstanding                                336,248          357,624           151,211                -
     Unit value                                                  $1.155346        $1.049941         $0.823382                -
     Net assets (thousands)                                           $388             $375              $125                -
     Mortality and expense ratio                                     0.50%            0.50%             0.50% *              -
     Investment income ratio                                         1.11%            1.23%             5.83% *              -
     Total return                                                   10.04%           27.52%            (0.98%)               -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO
     Accumulation units outstanding                                250,430          435,458           448,732          482,147
     Unit value                                                  $0.292239        $0.298612         $0.203090        $0.399997
     Net assets (thousands)                                            $73             $130               $91             $193
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -                -                 -                -
     Total return                                                   (2.13%)          47.03%           (49.22%)          (4.91%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT
     Accumulation units outstanding                                 99,560            6,058             6,146            6,226
     Unit value                                                  $0.854946        $0.691055         $0.491750        $0.583428
     Net assets (thousands)                                            $85               $4                $3               $4
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.04%            0.33%                 -           (0.12%)
     Total return                                                   23.72%           40.53%           (15.71%)         (26.98%)

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                138,041          139,350           162,228          158,243
     Unit value                                                  $2.428749        $1.873750         $1.265020        $1.475462
     Net assets (thousands)                                           $335             $261              $205             $233
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                         0.71%            0.31%                 -                -
     Total return                                                   29.62%           48.12%           (14.26%)         (21.67%)


     WANGER SELECT (8)
     Accumulation units outstanding                                126,724          127,291            19,210                -
     Unit value                                                  $1.539800        $1.297123         $0.997231                -
     Net assets (thousands)                                           $195             $165               $19                -
     Mortality and expense ratio                                     0.50%            0.50%             0.50% *              -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                   18.71%           30.07%            (7.02%)               -

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        PERIOD ENDED
                                                                                        DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                              3,061,532          279,598           300,738          313,060
     Unit value                                                  $2.490394        $2.115139         $1.484253        $1.793133
     Net assets (thousands)                                         $7,624             $591              $446             $561
     Mortality and expense ratio                                     0.50%            0.50%             0.50%            0.50%
     Investment income ratio                                             -                -                 -            0.07%
     Total return                                                   17.74%           42.51%           (17.23%)          10.83%




MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 8, 2001 to December 31, 2001.
(2) From inception January 18, 2001 to December 31, 2001.
(3) From inception May 1, 2001 to December 31, 2001.
(4) From inception January 22, 2002 to December 31, 2002.
(5) From inception February 25, 2002 to December 31, 2002.
(6) From inception March 27, 2002 to December 31, 2002.
(7) From inception October 22, 2002 to December 31, 2002.
(8) From inception February 28, 2003 to December 31, 2003.
(9) From inception April 10, 2003 to December 31, 2003.
(10) From inception October 31, 2003 to December 31, 2003.
(11) From inception November 21, 2003 to December 31, 2003.
(12) From inception May 25, 2004 to December 31, 2004.
(13) From inception May 27, 2004 to December 31, 2004.
(14) From inception June 25, 2004 to December 31, 2004.
(15) From inception October 1, 2004 to December 31, 2004.
(16) From inception December 03, 2004 to December 31, 2004.
* Annualized.

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                      SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                          PHOENIX-                           PHOENIX-ALLIANCE/    PHOENIX-DUFF &
                                                          ABERDEEN          PHOENIX-AIM          BERNSTEIN          PHELPS REAL
                                                        INTERNATIONAL         GROWTH           ENHANCED INDEX    ESTATE SECURITIES
                                                            SERIES             SERIES             SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            218,935             245,239             55,617               78,234
Participant deposits                                             5,771                   -              1,173                    -
Participant transfers                                            8,431             (28,641)            (2,737)              25,668
Participant withdrawals                                        (28,195)             (7,498)            (2,039)              (2,108)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  204,942             209,100             52,014              101,794
                                                      ============================================================================

                                                                               PHOENIX-          PHOENIX-            PHOENIX-
                                                           PHOENIX-            ENGEMANN          ENGEMANN            ENGEMANN
                                                           ENGEMANN           GROWTH AND         SMALL-CAP           STRATEGIC
                                                        CAPITAL GROWTH          INCOME            GROWTH            ALLOCATION
                                                            SERIES              SERIES            SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period          1,031,873             109,323             34,711            1,638,014
Participant deposits                                                 -               1,281              9,447               27,287
Participant transfers                                         (432,642)(c)          42,516(b)               -             (934,736)
Participant withdrawals                                              -             (24,757)           (12,400)            (158,096)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  599,231             128,363             31,758              572,469
                                                      ============================================================================

                                                                                                  PHOENIX-            PHOENIX-
                                                           PHOENIX-           PHOENIX-        GOODWIN MULTI-      GOODWIN MULTI-
                                                        ENGEMANN VALUE      GOODWIN MONEY      SECTOR FIXED        SECTOR SHORT
                                                            EQUITY             MARKET             INCOME             TERM BOND
                                                            SERIES             SERIES             SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            149,418             135,502          3,851,504                8,808
Participant deposits                                               470                   -                  -                    -
Participant transfers                                           80,302(d)          218,484          1,018,767(a)            13,858
Participant withdrawals                                         (3,039)           (176,415)           (40,714)              (1,500)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  227,151             177,571          4,829,557               21,166
                                                      ============================================================================

                                                                            PHOENIX-KAYNE    PHOENIX-LAZARD        PHOENIX-LORD
                                                         PHOENIX-KAYNE        SMALL-CAP       INTERNATIONAL        ABBETT BOND-
                                                       RISING DIVIDENDS     QUALITY VALUE     EQUITY SELECT         DEBENTURE
                                                            SERIES              SERIES             SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -               17,975
Participant deposits                                                 -                   -                  -                    -
Participant transfers                                           17,289              18,039              3,284                1,347
Participant withdrawals                                           (113)                (61)               (27)                (247)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   17,176              17,978              3,257               19,075
                                                      ============================================================================

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ------------------------------------------------------------------------------

                                                                                                                   PHOENIX-
                                                        PHOENIX-LORD        PHOENIX-LORD                           NORTHERN
                                                      ABBETT LARGE-CAP     ABBETT MID-CAP        PHOENIX-          NASDAQ-100
                                                           VALUE               VALUE          NORTHERN DOW 30       INDEX(R)
                                                           SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             26,504                   -             19,130               22,088
Participant deposits                                                 -                   -                  -                    -
Participant transfers                                           38,917              82,334              6,703                7,840
Participant withdrawals                                           (315)                (58)              (354)              (3,732)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   65,106              82,276             25,479               26,196
                                                      ============================================================================

                                                       PHOENIX-SANFORD    PHOENIX-SANFORD
                                                       BERNSTEIN MID-     BERNSTEIN SMALL-    PHOENIX-SENECA       PHOENIX-SENECA
                                                         CAP VALUE          CAP VALUE         MID-CAP GROWTH      STRATEGIC THEME
                                                           SERIES             SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            183,788               9,587             53,863              148,470
Participant deposits                                             1,459                 351                 69                5,978
Participant transfers                                          (26,843)              14,369           (19,594)            (101,352)
Participant withdrawals                                        (69,666)               (633)              (624)             (10,003)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   88,738              23,674             33,714               43,093
                                                      ============================================================================

                                                                                              ALGER AMERICAN       FEDERATED FUND
                                                       AIM V.I. CAPITAL   AIM V.I. MID-CAP     LEVERAGED               FOR U.S.
                                                         APPRECIATION       CORE EQUITY          ALLCAP              GOVERNMENT
                                                            FUND               FUND            PORTFOLIO           SECURITIES II
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -             32,762            3,367,060
Participant deposits                                                 -               1,564                  -                    -
Participant transfers                                            1,716             149,740                  -           (3,302,824)
Participant withdrawals                                            (15)             (1,564)            (5,470)              (7,809)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,701             149,740             27,292               56,427
                                                      ============================================================================


                                                        FEDERATED HIGH
                                                          INCOME BOND                                               MUTUAL SHARES
                                                          FUND II --       VIP CONTRAFUND(R)     VIP GROWTH          SECURITIES
                                                        PRIMARY SHARES        PORTFOLIO          PORTFOLIO              FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             92,434           8,229,605          8,025,360               36,746
Participant deposits                                                 -                   -                  -                    -
Participant transfers                                            4,824           2,936,549         (7,963,296)             (36,339)
Participant withdrawals                                         (1,038)           (127,040)           (13,742)                (407)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   96,220          11,039,114             48,322                    -
                                                      ============================================================================

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      -----------------------------------------------------------------------------

                                                         TEMPLETON
                                                         DEVELOPING          TEMPLETON          TEMPLETON
                                                           MARKETS            FOREIGN             GROWTH            SCUDDER VIT
                                                         SECURITIES         SECURITIES         SECURITIES          EAFE(R) EQUITY
                                                            FUND                FUND              FUND               INDEX FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              7,449              63,622          5,229,116               69,437
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                                -              39,730            954,250                    -
Participant withdrawals                                           (132)             (1,215)           (73,970)             (1,336)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,317             102,137          6,109,396               68,101
                                                      ============================================================================

                                                         SCUDDER VIT
                                                          EQUITY 500                             WANGER              WANGER
                                                            INDEX            TECHNOLOGY       INTERNATIONAL       INTERNATIONAL
                                                            FUND             PORTFOLIO           SELECT             SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            357,624             435,458              6,058              139,350
Participant deposits                                                 -               2,748                  -                  748
Participant transfers                                          (19,091)           (187,776)            94,284                1,034
Participant withdrawals                                         (2,285)                  -               (782)              (3,091)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  336,248             250,430             99,560              138,041
                                                      ============================================================================

                                                                             WANGER U.S.
                                                           WANGER             SMALLER
                                                           SELECT            COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period            127,291             279,598
Participant deposits                                                 -              49,416
Participant transfers                                            1,445           2,751,515
Participant withdrawals                                         (2,012)            (18,997)
                                                      -------------------------------------
Accumulation units outstanding, end of period                  126,724           3,061,532
                                                      =====================================



(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUBACCOUNT
                                                      -----------------------------------------------------------------------------
                                                                                             PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                       PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                         INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                            SERIES              SERIES             SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            273,747               7,407            113,849                    -
Participant deposits                                             7,348              12,566              1,214                    -
Participant transfers                                          (29,726)            105,975            (56,324)              19,010
Participant withdrawals                                        (32,434)            (11,452)            (3,122)                 (16)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  218,935             114,496             55,617               18,994
                                                      ============================================================================

                                                        PHOENIX-DUFF &                          PHOENIX-             PHOENIX-
                                                         PHELPS REAL          PHOENIX-          ENGEMANN             GOODWIN
                                                           ESTATE             ENGEMANN       SMALL & MID-CAP          MONEY
                                                         SECURITIES        CAPITAL GROWTH        GROWTH               MARKET
                                                           SERIES              SERIES            SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             67,854           1,191,460                  -              218,241
Participant deposits                                                 -              22,375                  -               10,182
Participant transfers                                           12,240             (77,127)            34,940              (75,324)
Participant withdrawals                                         (1,860)           (104,835)              (229)             (17,597)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   78,234           1,031,873             34,711              135,502
                                                      ============================================================================

                                                       PHOENIX-GOODWIN    PHOENIX-GOODWIN
                                                        MULTI-SECTOR       MULTI-SECTOR       PHOENIX-JANUS
                                                           FIXED            SHORT TERM           FLEXIBLE         PHOENIX-LALZARD
                                                           INCOME              BOND               INCOME           U.S. MULTI-CAP
                                                           SERIES             SERIES              SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period          3,929,370                   -             18,646                    -
Participant deposits                                             9,543                   -                 65                   55
Participant transfers                                          (10,600)              8,815             23,256                4,768
Participant withdrawals                                        (76,809)                 (7)            (1,490)                (660)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                3,851,504               8,808             40,477                4,163
                                                      ============================================================================

                                                        PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS         PHOENIX-MFS
                                                           ABBETT        ABBETT LARGE-CAP       INVESTORS           INVESTORS
                                                       BOND-DEBENTURE          VALUE             GROWTH               TRUST
                                                           SERIES              SERIES          STOCK SERIES           SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -            173,691                8,464
Participant deposits                                                 -                   -            220,635                    -
Participant transfers                                           18,355              26,552            (70,653)                   -
Participant withdrawals                                           (380)                (48)           (78,434)                 (90)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   17,975              26,504            245,239                8,374
                                                      ============================================================================


                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED  DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                         PHOENIX-NORTHERN     PHOENIX-OAKHURST    PHOENIX-OAKHURST
                                                       PHOENIX-NORTHERN      NASDAQ-100           GROWTH AND          STRATEGIC
                                                           DOW 30            INDEX(R)              INCOME            ALLOCATION
                                                           SERIES              SERIES              SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             22,322                   -            112,287            1,688,081
Participant deposits                                                 -                   -              1,338              119,903
Participant transfers                                                -              22,106             (1,427)                 420
Participant withdrawals                                         (3,192)                (18)            (2,875)            (170,390)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   19,130              22,088            109,323            1,638,014
                                                      ============================================================================

                                                                          PHOENIX-SANFORD     PHOENIX-SANFORD
                                                       PHOENIX-OAKHURST      BERNSTEIN           BERNSTEIN         PHOENIX-SENECA
                                                            VALUE             MID-CAP            SMALL-CAP             MID-CAP
                                                           EQUITY              VALUE              VALUE                GROWTH
                                                           SERIES              SERIES             SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            178,484             239,327             55,333               54,537
Participant deposits                                               511                 423                424                   83
Participant transfers                                          (26,448)            (47,743)           (45,158)                  50
Participant withdrawals                                         (3,129)             (8,219)            (1,012)                (807)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  149,418             183,788              9,587               53,863
                                                      ============================================================================

                                                       PHOENIX-SENECA    ALGER AMERICAN       FEDERATED FUND      FEDERATED HIGH
                                                          STRATEGIC         LEVERAGED            FOR U.S.           INCOME BOND
                                                            THEME             ALLCAP           GOVERNMENT           FUND II --
                                                            SERIES          PORTFOLIO         SECURITIES II       PRIMARY SHARES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            169,496              70,482         10,509,295               33,552
Participant deposits                                           263,540                   -                102                    -
Participant transfers                                                -             (33,280)        (7,015,134)              59,888
Participant withdrawals                                       (284,566)             (4,440)          (127,203)              (1,006)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  148,470              32,762          3,367,060               92,434
                                                      ============================================================================

                                                            VIP              VIP GROWTH             VIP            MUTUAL SHARES
                                                        CONTRAFUND(R)      OPPORTUNITIES          GROWTH            SECURITIES
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO             FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            130,260               2,929          8,153,341               37,794
Participant deposits                                                 -                   1                  -                    -
Participant transfers                                        8,141,013                   -             37,633                    -
Participant withdrawals                                        (41,668)             (2,930)          (165,614)              (1,048)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                8,229,605                   -          8,025,360               36,746
                                                      ============================================================================

                                                         THE PHOENIX EDGE(R)
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         TEMPLETON                              TEMPLETON
                                                         DEVELOPING         TEMPLETON             GROWTH           SCUDDER VIT
                                                           MARKETS           FOREIGN            SECURITIES        EAFE(R) EQUITY
                                                       SECURITIES FUND    SECURITIES FUND          FUND              INDEX FUND
                                                      ----------------   -----------------  -----------------  -------------------
Accumulation units outstanding, beginning of period              7,580              64,731          5,293,190               70,770
Participant deposits                                                 -                   -                  -                    -
Participant transfers                                                -                   -             15,856                    -
Participant withdrawals                                           (131)             (1,109)           (79,930)             (1,333)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    7,449              63,622          5,229,116               69,437
                                                      ============================================================================

                                                           SCUDDER VIT
                                                            EQUITY 500                                                 WANGER
                                                              INDEX           TECHNOLOGY       WANGER FOREIGN       INTERNATIONAL
                                                              FUND            PORTFOLIO             FORTY             SMALL CAP
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            151,211             448,732              6,146              162,228
Participant deposits                                            14,452                   -                  -                  887
Participant transfers                                          204,347              (3,394)                 -              (19,110)
Participant withdrawals                                        (12,386)             (9,880)               (88)              (4,655)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  357,624             435,458              6,058              139,350
                                                      ============================================================================

                                                                             WANGER U.S.
                                                                              SMALLER
                                                         WANGER TWENTY       COMPANIES
                                                      -----------------   -----------------
Accumulation units outstanding, beginning of period             19,210             300,738
Participant deposits                                                 -                 504
Participant transfers                                          109,170             (15,269)
Participant withdrawals                                         (1,089)             (6,375)
                                                      -------------------------------------
Accumulation units outstanding, end of period                  127,291             279,598
                                                      =====================================

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 75% of a policy's cash surrender value during the first three policy years and up to 90% of cash value thereafter, with interest of 8% due and payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 7.25%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $667,019, $723,458 and $689,794 during the periods ended December 31, 2004, 2003 and 2002, respectively.

   Upon partial surrender of a policy, a surrender fee of the lesser of $25 or 2.0% of the partial surrender amount paid and a fraction of the balance of any unpaid acquisition expense allowance is deducted from the policy value and paid to Phoenix. Such costs aggregated $0, $69,965 and $128,373 for the periods ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   An acquisition expense allowance is paid to Phoenix over a ten-year period from contract inception by a withdrawal of units. The acquisition expense allowance consists of a sales load of 5.50% of the issue premium to compensate Phoenix for distribution expenses incurred, an issue administration charge of 1.0% of the issue premium to compensate Phoenix for underwriting and start-up expenses and premium taxes which currently range from 0.75% to 4.0% of premiums paid based on the state where the policyowner resides. In the event of a surrender before ten years, the unpaid balance of the acquisition expense allowance is deducted and paid to Phoenix.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges the Account an annual rate of 0.50% of the average daily net assets of the Account for mortality and expense risks assumed.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                               THE PHOENIX EDGE(R)
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[Logo]PRICEWATERHOUSECOOPERS PWC


To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

================================================================================
                            THE PHOENIX EDGE(R)--SPVL
================================================================================
                                                                     [Version B]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2005

                                _________________

             SINGLE PREMIUM FIXED AND VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2005. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                _________________

                                TABLE OF CONTENTS


                                                                                   Page
                                                                                   ----
Phoenix Life Insurance Company..................................................    2

The Separate Account............................................................    2

The Policy......................................................................    3

Servicing Agent.................................................................    3

Underwriter and Sales of the Policies...........................................    3

Performance History.............................................................    3

Additional Information about Charges............................................    6

Voting Rights...................................................................    7

Safekeeping of the Separate Account's Assets....................................    8

State Regulation................................................................    8

Reports.........................................................................    8

Experts ........................................................................    8

Separate Account Financial Statements........................................... SA-1

Company Financial Statements....................................................  F-1

                                _________________

IF YOU HAVE ANY QUESTIONS,   [LOGO OF LETTER]     PHOENIX VARIABLE PRODUCTS MAIL
PLEASE CONTACT US AT:                             OPERATIONS ("VPMO")
                                                  PO Box 8027
                                                  Boston, Massachusetts
                                                  02266-8027

                             [LOGO OF TELEPHONE]  VARIABLE AND UNIVERSAL LIFE
                                                  ADMINISTRATION ("VULA")
                                                  Tel. (800) 541-0171

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and administrative office is at One
American Row, Hartford, Connecticut, 06115. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix established the Separate Account as a separate account under New York insurance law on June 17, 1985. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Separate Account or any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined as described below.

DETERMINATION OF UNIT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The value of one unit was set at $1.0000 on the date that assets were first allocated to that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just-prior valuation date by the net investment factor for that subaccount for the then-current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. The unit value of each subaccount on a valuation date is determined at the end of that day.

NET INVESTMENT FACTOR
The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, excluding any transactions, of the subaccount for such valuation period is computed, (b) the result from (a) is then adjusted by the sum of the charges and credits for any applicable income taxes, and (c) the result from
(b) is divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENTS
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
Policies issued on or after June 25, 2001 are not eligible to share in Phoenix's profits or surplus earnings.

Owners of policies issued before June 25, 2001 may share in Phoenix's divisible surplus to the extent decided annually by the Phoenix Board of Directors. We do not expect that the Board will authorize such payments since you will be participating directly in the Separate Account's investment results.

SERVICING AGENT
--------------------------------------------------------------------------------

The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area, located at 10 Krey Boulevard, East Greenbush, NY 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for ^ 2005 is ^ 0.073% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

--------------------------------------------
 YEAR ENDED DECEMBER 31,         FEE PAID
--------------------------------------------
         2002                      N/A
--------------------------------------------
         2003                   $1.7 Million
--------------------------------------------
         2004                   $2.2 Million
--------------------------------------------

UNDERWRITER AND SALES OF THE POLICIES
--------------------------------------------------------------------------------

Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and national distributor for the policies pursuant to an underwriting agreement dated November 1, 2000. Its principal business address is One American Row, Hartford, CT 06115. PEPCO is a directly wholly owned subsidiary of Phoenix Investment Partners, Inc. ("PXP"). PXP is an indirectly owned subsidiary of PNX. PEPCO is an affiliated subsidiary of both the Separate Account and Phoenix.

PEPCO, an affiliate of Phoenix, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix. The basis of the mortality rates guaranteed in the policy is the 1980 Commissioners' Standard Ordinary Mortality Table, adjusted for risk classifications.

Policies may be purchased from broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. ^ Phoenix will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the policies, including the recruitment and training of personnel, production of promotional literature and similar services.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

These rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:


The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2004:

Value of hypothetical pre-existing account with exactly one
  unit at the beginning of the period:.................................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.............................................$1.000288
Calculation:
  Ending account value.................................................$1.000288
  Less beginning account value.........................................$1.000000
  Net change in account value..........................................$0.000288
Base period return:
  (adjusted change/beginning account value)............................$0.000288
Current annual yield = return x (365/7) =..................................1.50%
Effective annual yield = [(1 + return)(365/7)] - 1 =.......................1.51%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

================================================================================
       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2004
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                           SERIES                         INCEPTION DATE      1 YEAR      5 YEARS     10 YEARS      SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       20.78%        -2.80%      7.68%            7.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                   12/15/1999        4.21%        -9.53%                      -8.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                        8/12/2002        2.12%                                    21.09%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997        9.84%        -3.77%                       4.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995       34.69%        23.82%                      17.08%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                      12/31/1982        4.97%       -11.69%      4.92%           11.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                     3/2/1998       10.48%        -1.32%                       4.13%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                     8/15/2000        9.69%                                    -7.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                 9/17/1984        7.46%         3.14%      9.34%           10.88%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                          3/2/1998       12.92%         3.44%                       7.42%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          10/8/1982        0.79%         2.53%      3.84%            5.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            12/31/1982        6.84%         8.75%      9.02%            9.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003        5.33%                                     5.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                        8/12/2002        5.26%                                     8.32%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002       25.68%                                    19.38%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            8/12/2002       15.86%                                    16.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                              12/15/1999        4.67%         0.01%                       0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       10.04%                                   -17.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998       20.41%        17.42%                       8.75%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series            11/20/2000       22.67%                                    18.19%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998        6.72%        -4.63%                       5.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996        5.44%        -9.56%                       6.50%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            5/5/1993        6.63%        -6.51%      8.36%            9.00%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                            9/10/2001       13.82%                                    10.30%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  5/5/1993        5.77%        -7.19%      8.67%            9.03%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    1/25/1995        8.19%        -9.45%                      14.96%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II             3/28/1994        3.61%         6.56%      6.11%            5.91%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            3/1/1994       10.46%         4.77%      7.59%            6.61%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund (R) Portfolio                                 11/3/1997       15.34%         1.85%                       8.24%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           11/3/1997        7.06%        -5.14%                       0.52%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         11/3/1997        3.26%        -6.88%                       4.24%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                11/8/1996       12.63%         8.55%                       9.37%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 9/27/1996       24.71%         3.54%                       0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            5/11/1992       18.53%         0.92%      8.61%            9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                      11/28/1988       15.72%         5.64%     11.08%           10.48%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             3/15/1994       16.03%         4.59%      9.74%            9.27%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                        11/4/1997       14.89%        13.26%                       9.12%
-----------------------------------------------------------------------------------------------------------------------------------
Bond-Debenture Portfolio                                    11/30/2001        7.89%                                    10.98%
-----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                 12/11/1989       12.65%         5.49%     12.77%           12.54%
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                      9/15/1999       24.04%        18.12%                      16.72%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                5/1/2003      -10.67%                                    -6.93%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                5/7/1997       14.62%        -8.98%                       2.66%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                     5/1/2002       10.71%                                     4.19%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       19.07%        -4.81%                       1.71%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       10.59%        -2.58%                       4.60%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                        11/30/1999       -1.64%       -21.93%                     -18.23%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                   2/1/1999       24.34%         1.45%                      12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                5/1/1995       30.27%        -1.04%                      16.49%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                 2/1/1999       19.31%        11.46%                      15.21%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 5/1/1995       18.33%         7.60%                      16.37%
-----------------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM)(DJIA)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The Dow Jones Industrial Average (DJIA) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or us at the address and telephone number on the first page of the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------


REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the size or nature of such policy or policies will result in savings of sales, underwriting, administrative or other costs.

Eligibility for the amount of these reductions will be determined by a number of factors including:

>  the number of insureds,

>  total premiums expected to be paid,

>  total assets under management for the policyowner,

>  the nature of the relationship among individual insureds,

>  the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of Phoenix or its affiliates and their spouses; or employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


COST OF INSURANCE CHARGE
We deduct a charge to cover the cost of insurance coverage on each monthly calculation day. The maximum charge is based on the age, gender and risk classification of the person insured under the policy and the policy year in which the charge is deducted.

To determine the maximum monthly cost of insurance, we multiply the appropriate cost of insurance rate as shown in your policy, by the difference between your policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same age, gender and risk class whose policies have been in force for the same length of time.

MORTALITY AND EXPENSE RISK CHARGE
We make a daily charge for the mortality and expense risks we assume. This charge is deducted from the value of each subaccount's assets attributable to the policies.

The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated. If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

We do not assess this charge against assets held in the Loan Account.

TAX CHARGES
States assess premium taxes at various rates, ranging from 0% to 3.5%. The deferred acquisition cost ("DAC" tax) is associated with our federal tax liability under Internal Revenue Code Section 848. We pay the cost up front and recoup the cost over the first ten policy years. We deduct this monthly as the monthly "Premium Tax Charge."

ADMINISTRATIVE CHARGES
These charges help us with the expenses we incur in administering the policy. This includes the cost of daily administration of services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

This charge is called the "Administrative Charge."

SURRENDER CHARGES
A deduction for surrender charges for this policy may be taken from proceeds of partial withdrawals from, or complete surrender of the policy. The amount of a surrender charge (if any) depends on whether your payment was held under the policy for a certain period of time. The surrender charge schedule is shown in the chart below.

Once each policy year, you may withdraw an amount equal to the greater of your penalty free earnings on the policy and 10% of the single premium without the imposition of a surrender charge. The deduction for surrender charges is expressed as a percentage of the single premium in excess of the free allowable amount, is as follows:

---------------------------------------------------------------------------------------------------
Percentage              9%      8%      7%      6%      5%      4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Policy Year             1       2       3       4       5       6       7       8       9       10+
---------------------------------------------------------------------------------------------------

If the surrender charges we receive do not fully compensate us for distribution expenses, we may use profit from other sources, including the mortality and expense risk charge, to cover the shortfall.

OTHER CHARGES

LOAN INTEREST RATE CHARGED
This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year and may also vary depending on your state of residence.

CHARGES FOR FEDERAL INCOME TAXES
We currently do not charge the Separate Account for federal income taxes attributable to it. In the future, we may charge to cover these taxes or any other tax liability of the Separate Account.

FUND CHARGES
As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each fund series. The fund prospectuses contain detailed information about fund charges, and may be obtained without charge by contacting VULA at the telephone number given on page 1.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

EXPERTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)--SPVL) at December 31, 2004, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Joseph P. DeCresce, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided opinions on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L   R E P O R T
                            The Phoenix Edge(R)-SPVL

                                   V a r i a b l e   U n i v e r s a l   L i f e



         P H O E N I X   L I F E   V A R I A B L E   U N I V E R S A L   L I F E
                                                                   A C C O U N T
                                                               DECEMBER 31, 2004












                                [LOGO] PHOENIX(R)

                  L0209AR (C) 2005 The Phoenix Companies, Inc.


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004

                                                          PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                          ABERDEEN          PHOENIX-AIM         SMALL-CAP          BERNSTEIN
                                                        INTERNATIONAL          GROWTH            GROWTH          ENHANCED INDEX
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                $       239,224    $       467,187    $        35,933     $       224,557
                                                      =================  =================  =================   =================
     Investment at market                              $       290,026    $       392,501    $        39,721     $       224,280
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          290,026            392,501             39,721             224,280
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       290,026    $       392,501    $        39,721     $       224,280
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 283,813            613,648             25,145             232,289
                                                      =================  =================  =================   =================
Unit value                                             $      1.021893    $      0.639619    $      1.579653     $      0.965518
                                                      =================  =================  =================   =================

                                                                                                 PHOENIX-           PHOENIX-
                                                        PHOENIX-DUFF &       PHOENIX-            ENGEMANN           ENGEMANN
                                                         PHELPS REAL         ENGEMANN           GROWTH AND          SMALL-CAP
                                                      ESTATE SECURITIES   CAPITAL GROWTH          INCOME             GROWTH
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                $       208,574    $       412,493    $       434,344     $        29,895
                                                      =================  =================  =================   =================
     Investment at market                              $       309,886    $       402,477    $       481,342     $        39,570
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          309,886            402,477            481,342              39,570
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       309,886    $       402,477    $       481,342     $        39,570
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 135,518            673,347            417,853              38,742
                                                      =================  =================  =================   =================
Unit value                                             $      2.286666    $      0.597726    $      1.151940     $      1.021368
                                                      =================  =================  =================   =================

                                                          PHOENIX-                                                  PHOENIX-
                                                          ENGEMANN           PHOENIX-           PHOENIX-         GOODWIN MULTI-
                                                          STRATEGIC       ENGEMANN VALUE      GOODWIN MONEY       SECTOR FIXED
                                                         ALLOCATION           EQUITY             MARKET              INCOME
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      ----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                $       614,768    $       550,473    $       588,092     $       486,253
                                                      =================  =================  =================   =================
     Investment at market                              $       639,879    $       562,869    $       588,092     $       509,890
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          639,879            562,869            588,092             509,890
LIABILITIES
     Accrued expenses                                                -                  -                 (5)                  -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       639,879    $       562,869    $       588,097     $       509,890
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 552,257            605,260            547,307             353,009
                                                      =================  =================  =================   =================
Unit value                                             $      1.158663    $      0.929962    $      1.074528     $      1.444411
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-
                                                        GOODWIN MULTI-                        PHOENIX-KAYNE      PHOENIX-LAZARD
                                                        SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                          TERM BOND       RISING DIVIDENDS    QUALITY VALUE      EQUITY SELECT
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------  ------------------
ASSETS
     Investment at cost                                $        20,017    $        30,121    $        81,950     $       209,863
                                                      =================  =================  =================   =================
     Investment at market                              $        20,115    $        34,384    $       104,756     $       252,404
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           20,115             34,384            104,756             252,404
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        20,115    $        34,384    $       104,756     $       252,404
                                                      =================  =================  =================   =================
Accumulation units outstanding                                  18,547             28,410             68,605             175,223
                                                      =================  =================  =================   =================
Unit value                                             $      1.084540    $      1.210290    $      1.526933     $      1.440471
                                                      =================  =================  =================   =================

                                                                            PHOENIX-LORD      PHOENIX-LORD        PHOENIX-LORD
                                                       PHOENIX-LAZARD       ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                       SMALL CAP VALUE       DEBENTURE           VALUE                VALUE
                                                         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        33,255    $        48,818    $       235,959     $       137,244
                                                      =================  =================  =================   =================
     Investment at market                              $        43,455    $        50,336    $       282,832     $       170,140
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           43,455             50,336            282,832             170,140
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        43,455    $        50,336    $       282,832     $       170,140
                                                      =================  =================  =================   =================
Accumulation units outstanding                                  27,938             37,065            194,256             109,983
                                                      =================  =================  =================   =================
Unit value                                             $      1.555448    $      1.358031    $      1.455971     $      1.546971
                                                      =================  =================  =================   =================

                                                                             PHOENIX-
                                                                             NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          PHOENIX-          NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                       NORTHERN DOW 30       INDEX(R)           CAP VALUE          CAP VALUE
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       160,755    $        67,383    $       619,864     $       327,012
                                                      =================  =================  =================   =================
     Investment at market                              $       171,174    $        75,000    $       797,344     $       405,855
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          171,174             75,000            797,344             405,855
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       171,174    $        75,000    $       797,344     $       405,855
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 163,399             77,860            380,350             236,131
                                                      =================  =================  =================   =================
Unit value                                             $      1.047580    $      0.963271    $      2.096338     $      1.718767
                                                      =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                        PHOENIX-SENECA      PHOENIX-SENECA   AIM V.I. CAPITAL   AIM V.I. MID-CAP
                                                        MID-CAP GROWTH     STRATEGIC THEME     APPRECIATION       CORE EQUITY
                                                          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                $       160,532    $       109,711    $        99,916     $       118,562
                                                      =================  =================  =================   =================
     Investment at market                              $       131,041    $        90,021    $       119,874     $       115,479
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          131,041             90,021            119,874             115,479
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       131,041    $        90,021    $       119,874     $       115,479
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 183,264            135,762            123,183             113,490
                                                      =================  =================  =================   =================
Unit value                                             $      0.715041    $      0.663079    $      0.973133     $      1.017525
                                                      =================  =================  =================   =================

                                                                                              FEDERATED FUND        FEDERATED
                                                                          ALGER AMERICAN         FOR U.S.          HIGH INCOME
                                                            AIM V.I.         LEVERAGED          GOVERNMENT        BOND FUND II -
                                                        PREMIER EQUITY         ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------   -----------------  -----------------
ASSETS
     Investment at cost                                $        41,028    $       191,170    $       802,343     $       166,024
                                                      =================  =================  =================   =================
     Investment at market                              $        42,958    $       193,763    $       804,162     $       179,438
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           42,958            193,763            804,162             179,438
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        42,958    $       193,763    $       804,162     $       179,438
                                                      =================  =================  =================   =================
Accumulation units outstanding                                  49,270            240,794            655,469             138,943
                                                      =================  =================  =================   =================
Unit value                                             $      0.871898    $      0.804684    $      1.226850     $      1.291451
                                                      =================  =================  =================   =================


                                                             VIP               VIP GROWTH                          MUTUAL SHARES
                                                         CONTRAFUND(R)       OPPORTUNITIES       VIP GROWTH          SECURITIES
                                                          SUBACCOUNT           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       254,019    $        70,215    $       265,806     $       100,768
                                                      =================  =================  =================   =================
     Investment at market                              $       333,633    $        80,110    $       280,822     $       124,186
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          333,633             80,110            280,822             124,186
LIABILITIES
     Accrued expenses                                                -                  -                  -                   -
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       333,633    $        80,110    $       280,822     $       124,186
                                                      =================  =================  =================   =================
Accumulation units outstanding                                 255,879             77,674            367,617              98,382
                                                      =================  =================  =================   =================
Unit value                                             $      1.303871    $      1.031362    $      0.763899     $      1.262285
                                                      =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON          TEMPLETON           TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSET           GROWTH
                                                           SECURITIES         SECURITIES         ALLOCATION          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         4,885    $       194,488    $        10,539     $        71,517
                                                        =================  =================  =================   =================
     Investment at market                                $         8,798    $       236,451    $        11,736     $        88,197
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              8,798            236,451             11,736              88,197
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         8,798    $       236,451    $        11,736     $        88,197
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,938            209,804              8,898              71,672
                                                        =================  =================  =================   =================
Unit value                                               $      1.781662    $      1.127007    $      1.318897     $      1.230566
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $         4,449    $         3,505    $         9,611     $       256,399
                                                        =================  =================  =================   =================
     Investment at market                                $         4,311    $         4,380    $        10,417     $       297,806
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                              4,311              4,380             10,417             297,806
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $         4,311    $         4,380    $        10,417     $       297,806
                                                        =================  =================  =================   =================
Accumulation units outstanding                                     4,555              3,121              8,103             265,455
                                                        =================  =================  =================   =================
Unit value                                               $      0.946334    $      1.403098    $      1.285714     $      1.121870
                                                        =================  =================  =================   =================

                                                          SCUDDER VIT                              WANGER              WANGER
                                                           EQUITY 500                           INTERNATIONAL       INTERNATIONAL
                                                             INDEX            TECHNOLOGY           SELECT             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                  $       105,847    $       168,220    $       203,103     $       551,447
                                                        =================  =================  =================   =================
     Investment at market                                $       129,286    $       186,783    $       246,525     $       830,540
                                                        -----------------  -----------------  -----------------   -----------------
         Total assets                                            129,286            186,783            246,525             830,540
LIABILITIES
     Accrued expenses                                                  -                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
NET ASSETS                                               $       129,286    $       186,783    $       246,525     $       830,540
                                                        =================  =================  =================   =================
Accumulation units outstanding                                   110,134            533,739            218,110             638,792
                                                        =================  =================  =================   =================
Unit value                                               $      1.173896    $      0.349953    $      1.130282     $      1.300173
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2004
                                                             (CONTINUED)
                                                                              WANGER U.S.
                                                              WANGER            SMALLER
                                                              SELECT           COMPANIES
                                                            SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
ASSETS
     Investment at cost                                  $       240,382    $       603,166
                                                        =================  =================
     Investment at market                                $       284,655    $       854,912
                                                        -----------------  -----------------
         Total assets                                            284,655            854,912
LIABILITIES
     Accrued expenses                                                  -                  -
                                                        -----------------  -----------------
NET ASSETS                                               $       284,655    $       854,912
                                                        =================  =================
Accumulation units outstanding                                   181,227            515,513
                                                        =================  =================
Unit value                                               $      1.570705    $      1.658372
                                                        =================  =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                            PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,196    $           367    $             -     $         3,109
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              1                  -                  -                 (12)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       6,195                367                  -               3,121
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,149               (123)              (296)                (27)
Net realized gain distribution from Fund                               -                  -                798                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                39,479             15,568               (188)             16,670
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     41,628             15,445                314              16,643
Net increase (decrease) in net assets resulting from
     operations                                          $        47,823    $        15,812    $           314     $        19,764
                                                        =================  =================  =================   =================

                                                                                                  PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-           ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN          GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH         INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         6,712    $         3,408    $         4,993     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                             (1)                 4                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       6,713              3,404              4,993                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   9,387                (16)              (791)             (1,288)
Net realized gain distribution from Fund                          24,849                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                39,849             15,897             36,228               3,082
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     74,085             15,881             35,437               1,794
Net increase (decrease) in net assets resulting from
     operations                                          $        80,798    $        19,285    $        40,430     $         1,794
                                                        =================  =================  =================   =================

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $        13,527    $         4,016    $         5,454     $        30,598
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                             (3)                (1)                (5)                  -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      13,530              4,017              5,459              30,598
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      14              2,651                  -              (1,040)
Net realized gain distribution from Fund                          16,093                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 7,593             56,614                  -               2,418
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     23,700             59,265                  -               1,378
Net increase (decrease) in net assets resulting from
     operations                                          $        37,230    $        63,282    $         5,459    $         31,976
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                          SUBACCOUNT(1)       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           383    $           474    $           724     $         2,369
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                   1
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         383                474                724               2,368
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                       1                 11                 36                 (80)
Net realized gain distribution from Fund                               -                  -              1,032               1,342
Net change in unrealized appreciation (depreciation)
     on investment                                                    98              1,245             17,610              26,557
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                         99              1,256             18,678              27,819
Net increase (decrease) in net assets resulting from
     operations                                          $           482    $         1,730    $        19,402     $        30,187
                                                        =================  =================  =================   =================

                                                                             PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $         1,973    $         1,997     $           690
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  1                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -              1,973              1,996                 690
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     490                  5                 61                (495)
Net realized gain distribution from Fund                           3,531                655              1,087                 991
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,579                865             25,764              25,503
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      5,600              1,525             26,912              25,999
Net increase (decrease) in net assets resulting from
     operations                                          $         5,600    $         3,498    $        28,908     $        26,689
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         2,907    $           416    $         1,179     $             -
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              1                  -                  -                  (2)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       2,906                416              1,179                   2
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   1,381                532               (978)              9,521
Net realized gain distribution from Fund                               -                  -             54,388              32,106
Net change in unrealized appreciation (depreciation)
     on investment                                                  (160)             5,371             71,252              32,836
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,221              5,903            124,662              74,463
Net increase (decrease) in net assets resulting from
     operations                                          $         4,127    $         6,319    $       125,841     $        74,465
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION         CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             -    $             -     $           192
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                 (1)                  -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                  -                  1                 192
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (409)             1,249               (278)               (330)
Net realized gain distribution from Fund                               -                  -                  -               5,667
Net change in unrealized appreciation (depreciation)
     on investment                                                 8,227              2,710              6,625              (3,083)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      7,818              3,959              6,347               2,254
Net increase (decrease) in net assets resulting from
     operations                                          $         7,818    $         3,959    $         6,348     $         2,446
                                                        =================  =================  =================   =================


                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                        AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           183    $             -    $        29,897     $        27,967
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                 (1)                 2                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         183                  1             29,895              27,967
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      58             (1,775)               237              (6,501)
Net realized gain distribution from Fund                               -                  -              3,491                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,992             14,615             (7,290)             (2,186)
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      2,050             12,840             (3,562)             (8,687)
Net increase (decrease) in net assets resulting from
     operations                                          $         2,233    $        12,841    $        26,333     $        19,280
                                                        =================  =================  =================   =================

                                                                                VIP GROWTH                          MUTUAL SHARES
                                                        VIP CONTRAFUND(R)     OPPORTUNITIES      VIP GROWTH          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           688    $           285    $           383     $           897
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                             (2)                 -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         690                285                383                 897
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   2,033               (325)                 5                 110
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                38,777              4,876              9,717              13,050
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     40,810              4,551              9,722              13,160
Net increase (decrease) in net assets resulting from
     operations                                          $        41,500    $         4,836    $        10,105     $        14,057
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            TEMPLETON
                                                            DEVELOPING         TEMPLETON           TEMPLETON          TEMPLETON
                                                             MARKETS            FOREIGN          GLOBAL ASSET           GROWTH
                                                            SECURITIES         SECURITIES          ALLOCATION         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $           137    $         1,936    $           296     $           807
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  1                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                         137              1,935                296                 807
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      34                877                 22                  55
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                 1,584             34,310              1,283              10,554
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      1,618             35,187              1,305              10,609
Net increase (decrease) in net assets resulting from
     operations                                          $         1,755    $        37,122    $         1,601     $        11,416
                                                        =================  =================  =================   =================

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE         SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $             -    $             4    $             -     $         5,910
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                  -                  -                  (2)
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                           -                  4                  -               5,912
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                    (107)             1,065              2,697                 178
Net realized gain distribution from Fund                               3                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                   (51)               (48)               226              41,439
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                       (155)             1,017              2,923              41,617
Net increase (decrease) in net assets resulting from
     operations                                          $          (155)   $         1,021    $         2,923     $        47,529
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                              WANGER              WANGER
                                                           EQUITY 500                           INTERNATIONAL       INTERNATIONAL
                                                             INDEX            TECHNOLOGY           SELECT             SMALL CAP
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                       $         1,017    $             -    $           802     $         5,161
Expenses
     Mortality and expense fees                                        -                  -                  -                   -
     Indexing (gain) loss                                              -                 (4)                (2)                  3
                                                        -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       1,017                  4                804               5,158
                                                        -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                      74             (2,290)            24,684              18,100
Net realized gain distribution from Fund                               -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                                10,742             (3,534)            15,502             163,199
                                                        -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                     10,816             (5,824)            40,186             181,299
Net increase (decrease) in net assets resulting from
     operations                                          $        11,833    $        (5,820)   $        40,990     $       186,457
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                      STATEMENTS OF OPERATIONS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)
                                                                              WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT           COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
Investment income
     Distributions                                       $             -    $             -
Expenses
     Mortality and expense fees                                        -                  -
     Indexing (gain) loss                                              -                 (3)
                                                        -----------------  -----------------
Net investment income (loss)                                           -                  3
                                                        -----------------  -----------------
Net realized gain (loss) from share transactions                  (2,889)            (2,543)
Net realized gain distribution from Fund                             131                  -
Net change in unrealized appreciation (depreciation)
     on investment                                                22,853            131,565
                                                        -----------------  -----------------
Net gain (loss) on investment                                     20,095            129,022
Net increase (decrease) in net assets resulting from
     operations                                          $        20,095    $       129,025
                                                        =================  =================





Footnotes for Statements of Operations
For the period ended December 31, 2004

(1) From inception date August 2, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                            PHOENIX-                           PHOENIX-ALGER     PHOENIX-ALLIANCE/
                                                            ABERDEEN          PHOENIX-AIM         SMALL-CAP           BERNSTEIN
                                                          INTERNATIONAL         GROWTH             GROWTH           ENHANCED INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         6,195    $           367    $             -     $         3,121
         Net realized gain (loss)                                  2,149               (123)               502                 (27)
         Net change in unrealized appreciation
            (depreciation) on investment                          39,479             15,568               (188)             16,670
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       47,823             15,812                314              19,764
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -             25,012             14,239              10,730
         Participant transfers                                   142,326 (e)          8,349              1,347               5,330
         Participant withdrawals                                 (19,923)            (8,550)           (11,339)             (4,216)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        122,403             24,811              4,247              11,844
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          170,226             40,623              4,561              31,608
NET ASSETS
     Beginning of period                                         119,800            351,878             35,160             192,672
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       290,026    $       392,501    $        39,721     $       224,280
                                                        =================  =================  =================   =================

                                                                                                   PHOENIX-            PHOENIX-
                                                         PHOENIX-DUFF &        PHOENIX-            ENGEMANN            ENGEMANN
                                                           PHELPS REAL         ENGEMANN           GROWTH AND           SMALL-CAP
                                                        ESTATE SECURITIES   CAPITAL GROWTH          INCOME              GROWTH
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         6,713    $         3,404    $         4,993     $             -
         Net realized gain (loss)                                 34,236                (16)              (791)             (1,288)
         Net change in unrealized appreciation
            (depreciation) on investment                          39,849             15,897             36,228               3,082
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       80,798             19,285             40,430               1,794
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     45,107             48,107             63,987               2,493
         Participant transfers                                  (113,070)            20,333 (c)        108,496 (b)          10,274
         Participant withdrawals                                  (5,403)           (41,505)           (10,636)            (14,515)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (73,366)            26,935            161,847              (1,748)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            7,432             46,220            202,277                  46
NET ASSETS
     Beginning of period                                         302,454            356,257            279,065              39,524
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       309,886    $       402,477    $       481,342     $        39,570
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                            PHOENIX-                                                   PHOENIX-
                                                            ENGEMANN            PHOENIX-          PHOENIX-          GOODWIN MULTI-
                                                            STRATEGIC        ENGEMANN VALUE     GOODWIN MONEY        SECTOR FIXED
                                                           ALLOCATION            EQUITY            MARKET               INCOME
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $        13,530    $         4,017    $         5,459     $       30,598
         Net realized gain (loss)                                 16,107              2,651                  -             (1,040)
         Net change in unrealized appreciation
            (depreciation) on investment                           7,593             56,614                  -              2,418
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from operations                                       37,230             63,282              5,459             31,976
                                                        -----------------  -----------------  -----------------   ----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                    132,012             13,265            133,255             48,161
         Participant transfers                                    18,416            162,948(d)        (131,211)           266,274(a)
         Participant withdrawals                                 (10,428)           (39,873)           (14,821)          (203,693)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        140,000            136,340            (12,777)           110,742
                                                        -----------------  -----------------  -----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          177,230            199,622             (7,318)           142,718
NET ASSETS
     Beginning of period                                         462,649            363,247            595,415            367,172
                                                        -----------------  -----------------  -----------------   ----------------
     End of period                                       $       639,879    $       562,869    $       588,097     $      509,890
                                                        =================  =================  =================   ================

                                                            PHOENIX-
                                                         GOODWIN MULTI-                         PHOENIX-KAYNE      PHOENIX-LAZARD
                                                          SECTOR SHORT       PHOENIX-KAYNE        SMALL-CAP         INTERNATIONAL
                                                           TERM BOND       RISING DIVIDENDS     QUALITY VALUE       EQUITY SELECT
                                                         SUBACCOUNT(1)        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           383    $           474    $           724     $        2,368
         Net realized gain (loss)                                      1                 11              1,068              1,262
         Net change in unrealized appreciation
            (depreciation) on investment                              98              1,245             17,610             26,557
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from operations                                          482              1,730             19,402             30,187
                                                        -----------------  -----------------  -----------------   ----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      9,999                  -             21,148            103,465
         Participant transfers                                     9,774              1,454             13,688             19,304
         Participant withdrawals                                    (140)              (728)            (1,715)            (3,068)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         19,633                726             33,121            119,701
                                                        -----------------  -----------------  -----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           20,115              2,456             52,523            149,888
NET ASSETS
     Beginning of period                                               -             31,928             52,233            102,516
                                                        -----------------  -----------------  -----------------   ----------------
     End of period                                       $        20,115    $        34,384    $       104,756     $      252,404
                                                        =================  =================  =================   ================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                            PHOENIX-LORD       PHOENIX-LORD        PHOENIX-LORD
                                                          PHOENIX-LAZARD     ABBETT BOND-     ABBETT LARGE-CAP     ABBETT MID-CAP
                                                         SMALL-CAP VALUE      DEBENTURE            VALUE               VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $         1,973    $         1,996     $           690
         Net realized gain (loss)                                  4,021                660              1,148                 496
         Net change in unrealized appreciation
            (depreciation) on investment                           1,579                865             25,764              25,503
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        5,600              3,498             28,908              26,689
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      8,409             14,013             92,450              72,403
         Participant transfers                                    (9,918)             7,501             12,807              13,721
         Participant withdrawals                                    (981)              (833)            (4,591)             (1,723)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         (2,490)            20,681            100,666              84,401
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            3,110             24,179            129,574             111,090
NET ASSETS
     Beginning of period                                          40,345             26,157            153,258              59,050
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        43,455    $        50,336    $       282,832     $       170,140
                                                        =================  =================  =================   =================

                                                                               PHOENIX-
                                                                               NORTHERN        PHOENIX-SANFORD     PHOENIX-SANFORD
                                                             PHOENIX-         NASDAQ-100        BERNSTEIN MID-     BERNSTEIN SMALL-
                                                          NORTHERN DOW 30      INDEX(R)           CAP VALUE           CAP VALUE
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         2,906    $           416    $         1,179     $             2
         Net realized gain (loss)                                  1,381                532             53,410              41,627
         Net change in unrealized appreciation
            (depreciation) on investment                            (160)             5,371             71,252              32,836
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        4,127              6,319            125,841              74,465
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     20,500              4,298             17,900              26,049
         Participant transfers                                     6,104              5,566            134,213              20,413
         Participant withdrawals                                 (85,325)           (16,887)           (38,865)             (7,129)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        (58,721)            (7,023)           113,248              39,333
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (54,594)              (704)           239,089             113,798
NET ASSETS
     Beginning of period                                         225,768             75,704            558,255             292,057
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       171,174    $        75,000    $       797,344     $       405,855
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                          PHOENIX-SENECA     PHOENIX-SENECA   AIM V.I. CAPITAL    AIM V.I. MID-CAP
                                                          MID-CAP GROWTH    STRATEGIC THEME     APPRECIATION        CORE EQUITY
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $             -    $             1     $          192
         Net realized gain (loss)                                   (409)             1,249               (278)             5,337
         Net change in unrealized appreciation
            (depreciation) on investment                           8,227              2,710              6,625             (3,083)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from operations                                        7,818              3,959              6,348              2,446
                                                        -----------------  -----------------  -----------------   ----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                      7,986                  -             39,810                  -
         Participant transfers                                     3,551             (9,230)           (10,925)           113,274(f)
         Participant withdrawals                                  (1,497)            (1,963)            (2,138)              (241)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         10,040            (11,193)            26,747            113,033
                                                        -----------------  -----------------  -----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           17,858             (7,234)            33,095            115,479
NET ASSETS
     Beginning of period                                         113,183             97,255             86,779                  -
                                                        -----------------  -----------------  -----------------   ----------------
     End of period                                       $       131,041    $        90,021    $       119,874     $      115,479
                                                        =================  =================  =================   ================

                                                                                               FEDERATED FUND      FEDERATED HIGH
                                                                             ALGER AMERICAN       FOR U.S.          INCOME BOND
                                                         AIM V.I. PREMIER       LEVERAGED        GOVERNMENT           FUND II --
                                                             EQUITY              ALLCAP         SECURITIES II      PRIMARY SHARES
                                                           SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           183    $             1    $        29,895     $       27,967
         Net realized gain (loss)                                     58             (1,775)             3,728             (6,501)
         Net change in unrealized appreciation
            (depreciation) on investment                           1,992             14,615             (7,290)            (2,186)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from operations                                        2,233             12,841             26,333             19,280
                                                        -----------------  -----------------  -----------------   ----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     14,941             18,221            219,083              7,518
         Participant transfers                                         -             (8,610)           (16,053)          (170,300)
         Participant withdrawals                                    (595)            (3,369)           (32,205)           (58,913)
                                                        -----------------  -----------------  -----------------   ----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         14,346              6,242            170,825           (221,695)
                                                        -----------------  -----------------  -----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           16,579             19,083            197,158           (202,415)
NET ASSETS
     Beginning of period                                          26,379            174,680            607,004            381,853
                                                        -----------------  -----------------  -----------------   ----------------
     End of period                                       $        42,958    $       193,763    $       804,162     $      179,438
                                                        =================  =================  =================   ================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                               VIP GROWTH                           MUTUAL SHARES
                                                         VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH           SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           690    $           285    $           383     $           897
         Net realized gain (loss)                                  2,033               (325)                 5                 110
         Net change in unrealized appreciation
            (depreciation) on investment                          38,777              4,876              9,717              13,050
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       41,500              4,836             10,105              14,057
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     33,142             18,902             43,050               6,894
         Participant transfers                                     1,943                895              4,231               2,293
         Participant withdrawals                                  (8,103)            (6,032)            (5,253)             (2,988)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         26,982             13,765             42,028               6,199
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           68,482             18,601             52,133              20,256
NET ASSETS
     Beginning of period                                         265,151             61,509            228,689             103,930
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       333,633    $        80,110    $       280,822     $       124,186
                                                        =================  =================  =================   =================

                                                           TEMPLETON
                                                           DEVELOPING         TEMPLETON           TEMPLETON           TEMPLETON
                                                            MARKETS            FOREIGN          GLOBAL ASSETS           GROWTH
                                                           SECURITIES         SECURITIES          SECURITIES          SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $           137    $         1,935    $           296     $           807
         Net realized gain (loss)                                     34                877                 22                  55
         Net change in unrealized appreciation
            (depreciation) on investment                           1,584             34,310              1,283              10,554
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                        1,755             37,122              1,601              11,416
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                          -             44,752                  -               7,239
         Participant transfers                                         -              7,014                  -              17,562
         Participant withdrawals                                    (168)            (4,493)              (233)             (1,297)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                           (168)            47,273               (233)             23,504
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            1,587             84,395              1,368              34,920
NET ASSETS
     Beginning of period                                           7,211            152,056             10,368              53,277
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         8,798    $       236,451    $        11,736     $        88,197
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                         RYDEX VARIABLE     RYDEX VARIABLE     RYDEX VARIABLE        SCUDDER VIT
                                                             TRUST              TRUST           TRUST SECTOR        EAFE(R) EQUITY
                                                             JUNO               NOVA              ROTATION              INDEX
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $             4    $             -     $         5,912
         Net realized gain (loss)                                   (104)             1,065              2,697                 178
         Net change in unrealized appreciation
            (depreciation) on investment                             (51)               (48)               226              41,439
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                         (155)             1,021              2,923              47,529
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                         47                  -              9,863               1,311
         Participant transfers                                     4,116             (7,317)           (37,852)             11,806
         Participant withdrawals                                  (1,598)              (174)              (322)             (5,099)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                          2,565             (7,491)           (28,311)              8,018
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            2,410             (6,470)           (25,388)             55,547
NET ASSETS
     Beginning of period                                           1,901             10,850             35,805             242,259
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         4,311    $         4,380    $        10,417     $       297,806
                                                        =================  =================  =================   =================

                                                           SCUDDER VIT                             WANGER              WANGER
                                                            EQUITY 500                          INTERNATIONAL       INTERNATIONAL
                                                              INDEX           TECHNOLOGY           SELECT             SMALL CAP
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $         1,017    $             4    $           804     $         5,158
         Net realized gain (loss)                                     74             (2,290)            24,684              18,100
         Net change in unrealized appreciation
            (depreciation) on investment                          10,742             (3,534)            15,502             163,199
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       11,833             (5,820)            40,990             186,457
                                                        -----------------  -----------------  -----------------   -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     25,905              1,458                  -              69,223
         Participant transfers                                    14,375              8,614            (35,443)             (2,037)
         Participant withdrawals                                  (3,754)           (10,473)            (4,218)            (84,257)
                                                        -----------------  -----------------  -----------------   -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                         36,526               (401)           (39,661)            (17,071)
                                                        -----------------  -----------------  -----------------   -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           48,359             (6,221)             1,329             169,386
NET ASSETS
     Beginning of period                                          80,927            193,004            245,196             661,154
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       129,286    $       186,783    $       246,525     $       830,540
                                                        =================  =================  =================   =================

                       See Notes to Financial Statements

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2004
                                                             (CONTINUED)

                                                                             WANGER U.S.
                                                             WANGER            SMALLER
                                                             SELECT          COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
         Net investment income (loss)                    $             -    $             3
         Net realized gain (loss)                                 (2,758)            (2,543)
         Net change in unrealized appreciation
            (depreciation) on investment                          22,853            131,565
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from operations                                       20,095            129,025
                                                         -----------------  -----------------
     FROM CONTRACT TRANSACTIONS
         Participant deposits                                     16,842             77,831
         Participant transfers                                   125,159             25,163
         Participant withdrawals                                  (3,243)           (77,844)
                                                        -----------------  -----------------
         Net increase (decrease) in net assets resulting
            from participant transactions                        138,758             25,150
                                                        -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          158,853            154,175
NET ASSETS
     Beginning of period                                         125,802            700,737
                                                        -----------------  -----------------
     End of period                                       $       284,655    $       854,912
                                                        =================  =================







Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2004

(1) From inception date August 2, 2004 to December 31, 2004.
(2) From inception date December 3, 2004 to December 31, 2004.
(a) Participant transfers include net assets transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include net assets transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on
    September 17, 2004.
(c) Participant transfers include net assets transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include net assets transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include net assets transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include net assets transferred in from AIM Mid-Cap Equity on December 3, 2004.


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                                             PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                        PHOENIX-ABERDEEN        MID-CAP           ENHANCED             GROWTH +
                                                          INTERNATIONAL         EQUITY             INDEX                VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,972    $             -    $         1,939     $           237
     Net realized gain (loss)                                      1,701                 14              2,126                  71
     Net change in unrealized appreciation (depreciation)
         on investments                                           28,439             13,173             38,371              12,273
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            32,112             13,187             42,436              12,581
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                          2,400             42,053             13,688              13,413
     Participant transfers                                        12,990 +           60,212             (9,050)              1,242
     Participant withdrawals                                      (2,235)            (1,787)            (3,531)             (1,662)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            13,155            100,478              1,107              12,993
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        45,267            113,665             43,543              25,574
NET ASSETS
     Beginning of period                                          74,533             17,064            149,129              38,801
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       119,800    $       130,729    $       192,672     $        64,375
                                                        =================  =================  =================   =================


                                                         PHOENIX-DUFF &
                                                          PHELPS REAL     PHOENIX-ENGEMANN    PHOENIX-ENGEMANN     PHOENIX-GOODWIN
                                                            ESTATE             CAPITAL        SMALL & MID-CAP           MONEY
                                                          SECURITIES           GROWTH             GROWTH                MARKET
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         6,993    $           325    $             -     $         8,059
     Net realized gain (loss)                                     10,260             (3,217)             5,659                   -
     Net change in unrealized appreciation (depreciation)
         on investments                                           52,991             80,169             10,163                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            70,244             77,277             15,822               8,059
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         22,100             41,711             11,263             673,567
     Participant transfers                                        69,344               (763)             1,370          (1,238,831)
     Participant withdrawals                                      (5,143)           (67,636)              (106)           (175,744)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            86,301            (26,688)            12,527            (741,008)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       156,545             50,589             28,349            (732,949)
NET ASSETS
     Beginning of period                                         145,909            305,668             11,175           1,328,364
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       302,454    $       356,257    $        39,524     $       595,415
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                         PHOENIX-GOODWIN                                            PHOENIX-KAYNE
                                                           MULTI-SECTOR      PHOENIX-JANUS     PHOENIX-KAYNE          SMALL-CAP
                                                              FIXED            FLEXIBLE            RISING              QUALITY
                                                              INCOME            INCOME            DIVIDENDS             VALUE
                                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)         SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        23,094    $         7,863    $           161     $           307
     Net realized gain (loss)                                        441              4,936                201                 112
     Net change in unrealized appreciation (depreciation)
         on investments                                           21,784                789              3,018               5,209
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            45,319             13,588              3,380               5,628
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        104,731             52,798             16,425              48,279
     Participant transfers                                        38,322             39,142             12,500              (2,117)
     Participant withdrawals                                     (57,658)            (4,812)              (377)               (550)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            85,395             87,128             28,548              45,612
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       130,714            100,716             31,928              51,240
NET ASSETS
     Beginning of period                                         236,458            149,053                  -                 993
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       367,172    $       249,769    $        31,928     $        52,233
                                                        =================  =================  =================   =================


                                                          PHOENIX-LAZARD
                                                          INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD       PHOENIX-LORD
                                                             EQUITY           SMALL-CAP             U.S.               ABBETT
                                                             SELECT             VALUE            MULTI-CAP         BOND-DEBENTURE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           537    $            30    $            55     $           884
     Net realized gain (loss)                                         89                380                310                 794
     Net change in unrealized appreciation (depreciation)
         on investments                                           15,993              8,572              2,988                 653
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,619              8,982              3,353               2,331
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         18,961             14,231                  -               4,599
     Participant transfers                                        59,819              1,547                  -              19,539
     Participant withdrawals                                      (1,043)              (562)              (267)               (312)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            77,737             15,216               (267)             23,826
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        94,356             24,198              3,086              26,157
NET ASSETS
     Beginning of period                                           8,160             16,147             11,799                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       102,516    $        40,345    $        14,885     $        26,157
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                          PHOENIX-LORD                          PHOENIX-MFS
                                                             ABBETT          PHOENIX-LORD        INVESTORS           PHOENIX-MFS
                                                            LARGE-CAP       ABBETT MID-CAP         GROWTH             INVESTORS
                                                              VALUE             VALUE              STOCK                TRUST
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           594    $           205    $             1     $           422
     Net realized gain (loss)                                        353                258                101                  45
     Net change in unrealized appreciation (depreciation)
         on investments                                           21,592              7,170             59,182              14,040
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            22,539              7,633             59,284              14,507
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         37,274             41,111             16,184              43,300
     Participant transfers                                        65,800              1,218             29,262 ++           10,633
     Participant withdrawals                                      (1,764)              (579)            (6,402)             (1,441)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           101,310             41,750             39,044              52,492
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       123,849             49,383             98,328              66,999
NET ASSETS
     Beginning of period                                          29,409              9,667            253,550              15,902
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       153,258    $        59,050    $       351,878     $        82,901
                                                        =================  =================  =================   =================


                                                                                               PHOENIX-NORTHERN    PHOENIX-OAKHURST
                                                           PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100          GROWTH AND
                                                              VALUE              DOW 30            INDEX(R)             INCOME
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         2,112    $         3,215    $             -     $         2,637
     Net realized gain (loss)                                         87                428                508                 (39)
     Net change in unrealized appreciation (depreciation)
         on investments                                           28,930             45,005             22,074              53,180
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            31,129             48,648             22,582              55,778
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         39,218             14,428              7,131              35,850
     Participant transfers                                        44,514            (12,161)             4,630              21,403
     Participant withdrawals                                      (2,758)            (4,119)            (1,151)             (4,421)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            80,974             (1,852)            10,610              52,832
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       112,103             46,796             33,192             108,610
NET ASSETS
     Beginning of period                                          62,544            178,972             42,512             170,455
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       174,647    $       225,768    $        75,704     $       279,065
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                                               PHOENIX-SANFORD     PHOENIX-SANFORD
                                                        PHOENIX-OAKHURST   PHOENIX-OAKHURST       BERNSTEIN          BERNSTEIN
                                                           STRATEGIC            VALUE              GLOBAL             MID-CAP
                                                           ALLOCATION           EQUITY             VALUE               VALUE
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         9,553    $         3,025    $           476     $           865
     Net realized gain (loss)                                        (62)            (5,680)                (4)             20,516
     Net change in unrealized appreciation (depreciation)
         on investments                                           54,730             70,340              6,901             130,681
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            64,221             67,685              7,373             152,062
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        153,212             97,123             19,231              83,921
     Participant transfers                                        (3,668)           (31,187)               701              27,043
     Participant withdrawals                                      (8,379)           (79,000)              (558)             (7,907)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           141,165            (13,064)            19,374             103,057
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       205,386             54,621             26,747             255,119
NET ASSETS
     Beginning of period                                         257,263            308,626             11,828             303,136
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       462,649    $       363,247    $        38,575     $       558,255
                                                        =================  =================  =================   =================

                                                        PHOENIX-SANFORD                                             PHOENIX-STATE
                                                           BERNSTEIN        PHOENIX-SENECA     PHOENIX-SENECA      STREET RESEARCH
                                                           SMALL-CAP           MID-CAP            STRATEGIC          SMALL-CAP
                                                              VALUE             GROWTH             THEME               GROWTH
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             -    $            (2)   $             -     $             -
     Net realized gain (loss)                                      5,431               (637)               233               1,865
     Net change in unrealized appreciation (depreciation)
         on investments                                           58,425             24,755             26,447               3,986
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            63,856             24,116             26,680               5,851
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         76,214             21,427              6,050               9,798
     Participant transfers                                        85,342            (17,970)                 -              18,965
     Participant withdrawals                                      (3,001)            (2,015)            (1,818)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           158,555              1,442              4,232              28,763
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       222,411             25,558             30,912              34,614
NET ASSETS
     Beginning of period                                          69,646             87,625             66,343                 546
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       292,057    $       113,183    $        97,255     $        35,160
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                                                                    FEDERATED FUND
                                                            AIM V.I.                          ALGER AMERICAN          FOR U.S.
                                                            CAPITAL        AIM V.I. PREMIER      LEVERAGED            GOVERNMENT
                                                          APPRECIATION          EQUITY            ALLCAP            SECURITIES II
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT            SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $             -    $            72    $             1     $        22,537
     Net realized gain (loss)                                        237                  5                 20               1,475
     Net change in unrealized appreciation (depreciation)
         on investments                                           14,816              3,401             31,784             (11,223)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            15,053              3,478             31,805              12,789
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         32,936             12,501             49,242             242,996
     Participant transfers                                        20,260                  -             18,059             (41,532)
     Participant withdrawals                                      (1,127)              (318)            (4,380)           (139,999)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            52,069             12,183             62,921              61,465
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        67,122             15,661             94,726              74,254
NET ASSETS
     Beginning of period                                          19,657             10,718             79,954             532,750
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        86,779    $        26,379    $       174,680     $       607,004
                                                        =================  =================  =================   =================

                                                         FEDERATED HIGH
                                                           INCOME BOND
                                                            FUND II --
                                                             PRIMARY              VIP             VIP GROWTH             VIP
                                                             SHARES          CONTRAFUND(R)      OPPORTUNITIES           GROWTH
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        11,695    $           463    $           161     $           200
     Net realized gain (loss)                                         27                 12                123                 220
     Net change in unrealized appreciation (depreciation)
         on investments                                           25,487             44,591              8,977              45,309
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            37,209             45,066              9,261              45,729
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         87,323            106,956             30,665              57,225
     Participant transfers                                       180,837             43,410             (1,294)             55,289
     Participant withdrawals                                      (4,007)            (3,445)              (788)             (3,171)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           264,153            146,921             28,583             109,343
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       301,362            191,987             37,844             155,072
NET ASSETS
     Beginning of period                                          80,491             73,164             23,665              73,617
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       381,853    $       265,151    $        61,509     $       228,689
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                                              TEMPLETON
                                                                              DEVELOPING         TEMPLETON           TEMPLETON
                                                         MUTUAL SHARES          MARKETS           FOREIGN           GLOBAL ASSET
                                                           SECURITIES         SECURITIES         SECURITIES          ALLOCATION
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           907    $            66    $         1,364     $           227
     Net realized gain (loss)                                      1,397                 10                 27                  (2)
     Net change in unrealized appreciation (depreciation)
         on investments                                           17,991              2,442             28,480               2,303
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            20,295              2,518             29,871               2,528
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         13,280                  -             34,953                   -
     Participant transfers                                         4,425                  -             37,315                   -
     Participant withdrawals                                      (3,230)              (126)            (2,393)               (192)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,475               (126)            69,875                (192)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        34,770              2,392             99,746               2,336
NET ASSETS
     Beginning of period                                          69,160              4,819             52,310               8,032
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       103,930    $         7,211    $       152,056     $        10,368
                                                        =================  =================  =================   =================

                                                          TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE       RYDEX VARIABLE
                                                            GROWTH             TRUST              TRUST             TRUST SECTOR
                                                          SECURITIES           JUNO               NOVA                ROTATION
                                                          SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT(4)        SUBACCOUNT(4)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           369    $             -    $             -     $             -
     Net realized gain (loss)                                        900                  -                  1                (190)
     Net change in unrealized appreciation (depreciation)
         on investments                                            9,297                (87)               923                 580
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            10,566                (87)               924                 390
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONs
     Participant deposits                                         40,582              2,000             10,015              35,415
     Participant transfers                                             -                  -                  -                   -
     Participant withdrawals                                     (14,930)               (12)               (89)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            25,652              1,988              9,926              35,415
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        36,218              1,901             10,850              35,805
NET ASSETS
     Beginning of period                                          17,059                  -                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        53,277    $         1,901    $        10,850     $        35,805
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                               FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                             (CONTINUED)

                                                          SCUDDER VIT        SCUDDER VIT
                                                         EAFE(R) EQUITY       EQUITY 500                           WANGER FOREIGN
                                                             INDEX              INDEX           TECHNOLOGY             FORTY
                                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         7,519     $          669    $             -     $           177
     Net realized gain (loss)                                       (667)                91              2,047                 322
     Net change in unrealized appreciation (depreciation)
         on investments                                           51,186             13,708             50,947              47,748
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            58,038             14,468             52,994              48,247
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         48,069             44,116            122,236              30,000
     Participant transfers                                        11,756             16,860              3,017             140,544
     Participant withdrawals                                      (3,922)              (764)           (12,013)             (2,227)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            55,903             60,212            113,240             168,317
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       113,941             74,680            166,234             216,564
NET ASSETS
     Beginning of period                                         128,318              6,247             26,770              28,632
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       242,259    $        80,927    $       193,004     $       245,196
                                                        =================  =================  =================   =================


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL         WANGER            SMALLER
                                                            SMALL CAP           TWENTY           COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                        -----------------  -----------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,205    $             -    $             2
     Net realized gain (loss)                                      1,565              3,122              7,360
     Net change in unrealized appreciation (depreciation)
         on investments                                          191,673             21,266            200,056
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations           194,443             24,388            207,418
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                         65,252             56,744            148,593
     Participant transfers                                       149,965             11,784            (11,596)
     Participant withdrawals                                     (86,521)            (2,544)           (92,030)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           128,696             65,984             44,967
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                       323,139             90,372            252,385
NET ASSETS
     Beginning of period                                         338,015             35,430            448,352
                                                        -----------------  -----------------  -----------------
     End of period                                       $       661,154    $       125,802    $       700,737
                                                        =================  =================  =================


+ Participant transfers include net assets transferred in from Aberdeen New Asia on February 7, 2003.
++ Participant transfers include net assets transferred in from MFS Investors
   Growth and Van Kampen Focus Equity on
   February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception February 26, 2003 to December 31, 2003.
(2) From inception July 28, 2003 to December 31, 2003.
(3) From inception October 20, 2003 to December 31, 2003.
(4) From inception October 28, 2003 to December 31, 2003.



                       See Notes to Financial Statements

                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Universal Life Account (the "Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 17, 1985. The Account is used to fund benefits for variable life products issued by Phoenix, including The Phoenix Edge(R)-SPVL (the "Product"). These financial statements are presented for the Product.

   The Account currently consists of 50 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2004, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

   The investment objectives as listed below are consistent with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Growth Series                               Long-term growth of capital and future income rather than
(formerly, Phoenix-MFS Investors Growth Stock Series)   current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series
(formerly, Phoenix-State Street Research Small-Cap      Long-term capital growth
Growth Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Growth and Income Series               Dividend growth, current income and capital appreciation
(formerly, Phoenix-Oakhurst Growth and Income Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series
(formerly, Phoenix-Engemann Small & Mid-Cap Growth      Long-term growth of capital
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series            High total return over an extended period of time consistent
(formerly, Phoenix-Oakhurst Strategic Allocation        with prudent investment risk
Series)
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Value Equity Series                    Long-term capital appreciation with current income as a
(formerly, Phoenix-Oakhurst Value Equity Series)        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before series expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued
                                                        with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------------------------------------------------------------------------

                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
                                                        High current income by investing primarily in a
Federated High Income Bond Fund II                      professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury
Rydex Variable Trust Juno Fund                          debt instruments or futures contract on a specified debt
                                                        instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the performance of the S&P 500(R)
                                                        Index (the "underlying index").
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder VIT EAFE(R) Equity Index Fund                   International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the
                                                        Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Select                             Long-term growth of capital
(formerly, Wanger Foreign Forty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Select                                           Long-term growth of capital
(formerly, Wanger Twenty)
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2004, there were no contracts in the payout (annuitization) period.


                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS
      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2004 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                          $             217,089                 $             88,491
      Phoenix-AIM Growth Series                                                     37,881                               12,703
      Phoenix-Alger Small-Cap Growth Series                                         34,569                               29,524
      Phoenix-Alliance/Bernstein Enhanced Index Series                              21,056                                6,091
      Phoenix-Duff & Phelps Real Estate Securities Series                          147,768                              189,572
      Phoenix-Engemann Capital Growth Series                                        47,366                               17,027
      Phoenix-Engemann Growth and Income Series                                    246,743                               79,903
      Phoenix-Engemann Small-Cap Growth Series                                      22,596                               24,344
      Phoenix-Engemann Strategic Allocation Series                                 179,481                                9,858
      Phoenix-Engemann Value Equity Series                                         191,175                               50,818
      Phoenix-Goodwin Money Market Series                                          678,652                              685,975
      Phoenix-Goodwin Multi-Sector Fixed Income Series                             398,339                              256,999
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                           20,129                                  113
      Phoenix-Kayne Rising Dividends Series                                          1,928                                  728
      Phoenix-Kayne Small-Cap Quality Value Series                                  46,273                               11,396
      Phoenix-Lazard International Equity Select Series                            154,906                               31,495
      Phoenix-Lazard Small-Cap Value Series                                         21,425                               20,384
      Phoenix-Lord Abbett Bond-Debenture Series                                     24,028                                  719
      Phoenix-Lord Abbett Large-Cap Value Series                                   135,247                               31,498
      Phoenix-Lord Abbett Mid-Cap Value Series                                     107,699                               21,617
      Phoenix-Northern Dow 30 Series                                                29,339                               85,154
      Phoenix-Northern Nasdaq-100 Index(R) Series                                   21,457                               28,064
      Phoenix-Sanford Bernstein Mid-Cap Value Series                               290,920                              122,105
      Phoenix-Sanford Bernstein Small-Cap Value Series                             316,278                              244,837
      Phoenix-Seneca Mid-Cap Growth Series                                          16,843                                6,803
      Phoenix-Seneca Strategic Theme Series                                              -                               11,193


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                             $              51,940                 $             25,192
      AIM V.I. Mid-Cap Core Equity Fund                                            135,229                               16,337
      AIM V.I. Premier Equity Fund                                                  18,968                                4,439

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                     34,407                               28,164

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             365,536                              161,325
      Federated High Income Bond Fund II -- Primary Shares                          65,357                              259,085

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                  153,127                              125,455
      VIP Growth Opportunities Portfolio                                            31,512                               17,462
      VIP Growth Portfolio                                                          56,524                               14,113

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 11,283                                4,187
      Templeton Developing Markets Securities Fund                                     137                                  168
      Templeton Foreign Securities Fund                                             86,559                               37,351
      Templeton Global Asset Allocation Fund                                           296                                  233
      Templeton Growth Securities Fund                                              27,298                                2,987

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                 4,124                                1,556
      Rydex Variable Trust Nova Fund                                                     4                                7,491
      Rydex Variable Trust Sector Rotation Fund                                      9,794                               38,105

SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                         19,216                                5,286
      Scudder VIT Equity 500 Index Fund                                             44,064                                6,521

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                          76,561                               76,958

WANGER ADVISORS TRUST
---------------------
      Wanger International Select                                                  141,542                              180,399
      Wanger International Small Cap                                               193,223                              205,136
      Wanger Select                                                                280,159                              141,270
      Wanger U.S. Smaller Companies                                                150,918                              125,765

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS
     A summary of Financial Highlights of the Account for the periods ended December 31, 2004, 2003, 2002 and 2001 follows:

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(3)
     Accumulation units outstanding                                283,813          141,597           116,165           45,732
     Unit value                                                  $1.021893        $0.846067         $0.641615        $0.753120
     Net assets (thousands)                                           $290             $120               $75              $34
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         3.67%            1.96%             1.25%                - *
     Total return                                                   20.78%           31.87%           (14.81%)         (24.69%)


     PHOENIX-AIM GROWTH SERIES
     Accumulation units outstanding                                613,648          573,290           499,116          445,567
     Unit value                                                  $0.639619        $0.613788         $0.507997        $0.713872
     Net assets (thousands)                                           $393             $352              $254             $318
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.10%                -                 -                -
     Total return                                                    4.21%           20.83%           (28.84%)         (28.61%)


     PHOENIX-ALGER SMALL-CAP GROWTH SERIES(19)
     Accumulation units outstanding                                 25,145           22,732               542                -
     Unit value                                                  $1.579653        $1.546830         $1.008475                -
     Net assets (thousands)                                            $40              $35                $1                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    2.12%           53.38%            (9.69%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(10)
     Accumulation units outstanding                                232,289          219,185           214,147          198,333
     Unit value                                                  $0.965518        $0.879042         $0.696387        $0.912495
     Net assets (thousands)                                           $224             $193              $149             $181
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.48%            1.11%             0.94%            1.11% *
     Total return                                                    9.84%           26.23%           (23.68%)          (8.75%)


     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(4)
     Accumulation units outstanding                                135,518          178,154           118,834           65,483
     Unit value                                                  $2.286666        $1.697704         $1.227844        $1.095485
     Net assets (thousands)                                           $310             $302              $146              $72
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.37%            3.35%             4.07%            4.81% *
     Total return                                                   34.69%           38.27%            12.08%            9.55%

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
     Accumulation units outstanding                                673,347          625,643           678,992          526,026
     Unit value                                                  $0.597726        $0.569425         $0.450179        $0.598716
     Net assets (thousands)                                           $402             $356              $306             $315
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.91%            0.10%                 -            0.02%
     Total return                                                    4.97%           26.49%           (24.81%)         (34.57%)


     PHOENIX-ENGEMANN GROWTH AND INCOME SERIES(7)
     Accumulation units outstanding                                417,853          267,634           208,366          124,312
     Unit value                                                  $1.151940        $1.042707         $0.818053        $1.055722
     Net assets (thousands)                                           $481             $279              $170             $131
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.41%            1.17%             0.97%            2.32% *
     Total return                                                   10.48%           27.46%           (22.51%)           5.57%


     PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES(12)
     Accumulation units outstanding                                 38,742           42,449            17,574            8,201
     Unit value                                                  $1.021368        $0.931100         $0.635912        $0.893189
     Net assets (thousands)                                            $40              $40               $11               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    9.69%           46.42%           (28.80%)          (5.87%)


     PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES(1)
     Accumulation units outstanding                                552,257          429,082           286,019          174,980
     Unit value                                                  $1.158663        $1.078229         $0.899473        $1.017724
     Net assets (thousands)                                           $640             $463              $257             $178
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.81%            2.81%             2.93%            2.66% *
     Total return                                                    7.46%           19.87%           (11.58%)           1.72%


     PHOENIX-ENGEMANN VALUE EQUITY SERIES(3)
     Accumulation units outstanding                                605,260          441,053           464,194          437,538
     Unit value                                                  $0.929962        $0.823592         $0.664865        $0.851643
     Net assets (thousands)                                           $563             $363              $309             $373
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.98%            0.93%             0.90%            1.25% *
     Total return                                                   12.92%           23.87%           (21.93%)         (14.84%)

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-GOODWIN MONEY MARKET SERIES
     Accumulation units outstanding                                547,307          558,516         1,254,606        1,067,642
     Unit value                                                  $1.074528        $1.066065         $1.058816        $1.043989
     Net assets (thousands)                                           $588             $595            $1,328           $1,115
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.79%            0.71%             1.39%            3.16%
     Total return                                                    0.79%            0.68%             1.42%            3.82%


     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
     Accumulation units outstanding                                353,009          271,581           200,389          164,110
     Unit value                                                  $1.444411        $1.351981         $1.179992        $1.072737
     Net assets (thousands)                                           $510             $367              $236             $176
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         6.28%            6.84%             7.27%            9.94%
     Total return                                                    6.84%           14.58%            10.00%            6.09%


     PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES(25)
     Accumulation units outstanding                                 18,547                -                 -                -
     Unit value                                                  $1.084540                -                 -                -
     Net assets (thousands)                                            $20                -                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         6.79% *              -                 -                -
     Total return                                                    4.20%                -                 -                -


     PHOENIX-KAYNE RISING DIVIDENDS SERIES(21)
     Accumulation units outstanding                                 28,410           27,766                 -                -
     Unit value                                                  $1.210290        $1.149845                 -                -
     Net assets (thousands)                                            $34              $32                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.41%            1.00% *               -                -
     Total return                                                    5.26%           26.61%                 -                -


     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES(20)
     Accumulation units outstanding                                 68,605           42,995               983                -
     Unit value                                                  $1.526933        $1.214893         $1.010049                -
     Net assets (thousands)                                           $105              $52                $1                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.93%            1.45%             8.26% *              -
     Total return                                                   25.68%           20.28%            (1.32%)               -

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(19)
     Accumulation units outstanding                                175,223           82,453             8,520                -
     Unit value                                                  $1.440471        $1.243336         $0.957776                -
     Net assets (thousands)                                           $252             $103                $8                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.44%            1.15%                 - *              -
     Total return                                                   15.86%           29.81%            (1.64%)               -


     PHOENIX-LAZARD SMALL-CAP VALUE SERIES(18)
     Accumulation units outstanding                                 27,938           29,666            16,497                -
     Unit value                                                  $1.555448        $1.360017         $0.978828                -
     Net assets (thousands)                                            $43              $40               $16                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -            0.12%             1.18% *              -
     Total return                                                   14.37%           38.94%             1.69%                -


     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES(22)
     Accumulation units outstanding                                 37,065           20,884                 -                -
     Unit value                                                  $1.358031        $1.252500                 -                -
     Net assets (thousands)                                            $50              $26                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         5.69%            6.15% *               -                -
     Total return                                                    8.43%            6.56%                 -                -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(19)
     Accumulation units outstanding                                194,256          118,576            29,634                -
     Unit value                                                  $1.455971        $1.292493         $0.992413                -
     Net assets (thousands)                                           $283             $153               $29                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.94%            0.78%             7.17% *              -
     Total return                                                   12.65%           30.24%            (5.89%)               -



     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(18)
     Accumulation units outstanding                                109,983           47,425             9,663                -
     Unit value                                                  $1.546971        $1.245152         $1.000402                -
     Net assets (thousands)                                           $170              $59               $10                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.66%            0.76%             1.26% *              -
     Total return                                                   24.24%           24.47%             3.21%                -

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-NORTHERN DOW 30 SERIES(8)
     Accumulation units outstanding                                163,399          225,579           227,823          139,907
     Unit value                                                  $1.047580        $1.000841         $0.785578        $0.929638
     Net assets (thousands)                                           $171             $226              $179             $130
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.56%            1.67%             1.52%            2.82% *
     Total return                                                    4.67%           27.40%           (15.50%)          (7.03%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(11)
     Accumulation units outstanding                                 77,860           86,481            72,285           56,763
     Unit value                                                  $0.963271        $0.875391         $0.588115        $0.942132
     Net assets (thousands)                                            $75              $76               $43              $53
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.57%                -                 -                - *
     Total return                                                   10.04%           48.85%           (37.58%)          (5.85%)


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
     Accumulation units outstanding                                380,350          320,642           245,449          209,944
     Unit value                                                  $2.096338        $1.741055         $1.235028        $1.350480
     Net assets (thousands)                                           $797             $558              $303             $284
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.18%            0.21%             0.88%            1.80%
     Total return                                                   20.41%           40.97%            (8.55%)          22.98%


     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(14)
     Accumulation units outstanding                                236,131          208,453            71,511           16,370
     Unit value                                                  $1.718767        $1.401075         $0.973920        $1.064806
     Net assets (thousands)                                           $406             $292               $70              $17
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -             0.54%            4.12% *
     Total return                                                   22.67%           43.86%            (8.54%)           7.82%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(1)
     Accumulation units outstanding                                183,264          168,932           168,491          217,344
     Unit value                                                  $0.715041        $0.669999         $0.520064        $0.770451
     Net assets (thousands)                                           $131             $113               $88             $167
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                - *
     Total return                                                    6.72%           28.83%           (32.50%)         (22.95%)


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     PHOENIX-SENECA STRATEGIC THEME SERIES
     Accumulation units outstanding                                135,762          154,645           144,798          130,303
     Unit value                                                  $0.663079        $0.628888         $0.458173        $0.740659
     Net assets (thousands)                                            $90              $97               $66              $92
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                -
     Total return                                                    5.44%           37.26%           (34.98%)         (27.36%)


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
     AIM V.I. CAPITAL APPRECIATION FUND(17)
     Accumulation units outstanding                                123,183           95,085            27,896                -
     Unit value                                                  $0.973133        $0.912653         $0.704648                -
     Net assets (thousands)                                           $120              $87               $20                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 - *              -
     Total return                                                    6.63%           29.52%           (22.21%)               -


     AIM V.I. MID-CAP CORE EQUITY FUND(26)
     Accumulation units outstanding                                113,490                -                 -                -
     Unit value                                                  $1.017525                -                 -                -
     Net assets (thousands)                                           $115                -                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.01% *              -                 -                -
     Total return                                                    1.98%                -                 -                -


     AIM V.I. PREMIER EQUITY FUND(16)
     Accumulation units outstanding                                 49,270           32,001            16,263            7,615
     Unit value                                                  $0.871898        $0.824319         $0.659033        $0.944977
     Net assets (thousands)                                            $43              $26               $11               $7
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.63%            0.49%             0.20%                - *
     Total return                                                    5.77%           25.08%           (30.26%)           3.18%


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
     Accumulation units outstanding                                240,794          234,856           144,825          183,164
     Unit value                                                  $0.804684        $0.743779         $0.552073        $0.835329
     Net assets (thousands)                                           $194             $175               $80             $153
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -             0.01%                -
     Total return                                                    8.19%           34.72%           (33.91%)         (15.93%)

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(3)
     Accumulation units outstanding                                655,469          512,626           460,562          177,972
     Unit value                                                  $1.226850        $1.184108         $1.156737        $1.060761
     Net assets (thousands)                                           $804             $607              $533             $189
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         4.22%            3.40%             2.67%            1.22% *
     Total return                                                    3.61%            2.37%             9.05%            6.08%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(4)
     Accumulation units outstanding                                138,943          326,607            84,139           79,444
     Unit value                                                  $1.291451        $1.169152         $0.956640        $0.943542
     Net assets (thousands)                                           $179             $382               $80              $75
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                        10.47%            6.08%             9.26%            3.23% *
     Total return                                                   10.46%           22.21%             1.39%           (5.65%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(13)
     Accumulation units outstanding                                255,879          234,550            83,071           11,741
     Unit value                                                  $1.303871        $1.130461         $0.880739        $0.972371
     Net assets (thousands)                                           $334             $265               $73              $11
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.23%            0.28%             0.33%                - *
     Total return                                                   15.34%           28.35%            (9.42%)           1.67%


     VIP GROWTH OPPORTUNITIES PORTFOLIO(12)
     Accumulation units outstanding                                 77,674           63,849            31,851            8,492
     Unit value                                                  $1.031362        $0.963357         $0.742979        $0.951516
     Net assets (thousands)                                            $80              $62               $24               $8
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.38%            0.48%             0.35%                - *
     Total return                                                    7.06%           29.66%           (21.92%)          (4.31%)


     VIP GROWTH PORTFOLIO(2)
     Accumulation units outstanding                                367,617          309,141           132,136          157,601
     Unit value                                                  $0.763899        $0.739755         $0.557130        $0.798161
     Net assets (thousands)                                           $281             $229               $74             $126
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.16%            0.13%             0.16%                - *
     Total return                                                    3.26%           32.78%           (30.20%)         (20.18%)

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(5)
     Accumulation units outstanding                                 98,382           92,736            77,230           79,151
     Unit value                                                  $1.262285        $1.120718         $0.895514        $1.015447
     Net assets (thousands)                                           $124             $104               $69              $80
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.79%            1.07%             0.93%            0.72% *
     Total return                                                   12.63%           25.15%           (11.81%)           1.54%


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(11)
     Accumulation units outstanding                                  4,938            5,048             5,160            5,275
     Unit value                                                  $1.781662        $1.428629         $0.933802        $0.935164
     Net assets (thousands)                                             $9               $7                $5               $5
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.81%            1.18%             1.40%                - *
     Total return                                                   24.71%           52.99%            (0.15%)          (0.83%)


     TEMPLETON FOREIGN SECURITIES FUND
     Accumulation units outstanding                                209,804          159,917            72,735           55,215
     Unit value                                                  $1.127007        $0.950837         $0.719181        $0.833099
     Net assets (thousands)                                           $236             $152               $52              $49
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.05%            1.52%             1.72%            3.38%
     Total return                                                   18.53%           32.21%           (18.56%)         (15.99%)


     TEMPLETON GLOBAL ASSET ALLOCATION FUND(6)
     Accumulation units outstanding                                  8,898            9,097             9,299            9,506
     Unit value                                                  $1.318897        $1.139746         $0.863745        $0.903379
     Net assets (thousands)                                            $12              $10                $8               $9
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.80%            2.58%             1.74%            1.44% *
     Total return                                                   15.72%           31.95%            (4.39%)          (9.66%)


     TEMPLETON GROWTH SECURITIES FUND(9)
     Accumulation units outstanding                                 71,672           50,233            21,252           25,821
     Unit value                                                  $1.230566        $1.060593         $0.802667        $0.984733
     Net assets (thousands)                                            $88              $53               $17              $25
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.18%            1.15%             2.33%            6.03% *
     Total return                                                   16.03%           32.13%           (18.49%)          (1.53%)

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE RYDEX VARIABLE TRUST
------------------------
     RYDEX VARIABLE TRUST JUNO FUND(23)
     Accumulation units outstanding                                  4,555            1,795                 -                -
     Unit value                                                  $0.946334        $1.059319                 -                -
     Net assets (thousands)                                             $4               $2                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                  (10.67%)          (4.35%)                -                -


     RYDEX VARIABLE TRUST NOVA FUND(24)
     Accumulation units outstanding                                  3,121            8,863                 -                -
     Unit value                                                  $1.403098        $1.224107                 -                -
     Net assets (thousands)                                             $4              $11                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.05%                - *               -                -
     Total return                                                   14.62%            9.08%                 -                -


     RYDEX VARIABLE TRUST SECTOR ROTATION FUND(24)
     Accumulation units outstanding                                  8,103           30,833                 -                -
     Unit value                                                  $1.285714        $1.161291                 -                -
     Net assets (thousands)                                            $10              $36                 -                -
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                - *               -                -
     Total return                                                   10.71%            1.82%                 -                -


SCUDDER INVESTMENT VIT FUNDS -- CLASS A
---------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(7)
     Accumulation units outstanding                                265,455          257,113           181,608          174,316
     Unit value                                                  $1.121870        $0.942225         $0.706562        $0.901184
     Net assets (thousands)                                           $298             $242              $128             $157
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         2.32%            4.18%             1.39%                - *
     Total return                                                   19.07%           33.35%           (21.60%)          (9.88%)


     SCUDDER VIT EQUITY 500 INDEX FUND(15)
     Accumulation units outstanding                                110,134           76,240             7,542            2,180
     Unit value                                                  $1.173896        $1.061470         $0.828252        $1.056437
     Net assets (thousands)                                           $129              $81                $6               $2
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         1.01%            1.26%             2.70%                - *
     Total return                                                   10.59%           28.16%           (22.31%)           0.76%

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(3)
     Accumulation units outstanding                                533,739          542,460           111,186           67,975
     Unit value                                                  $0.349953        $0.355794         $0.240769        $0.471792
     Net assets (thousands)                                           $187             $193               $27              $32
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   (1.64%)          47.77%           (48.97%)         (52.82%)


WANGER ADVISORS TRUST
---------------------
     WANGER INTERNATIONAL SELECT
     Accumulation units outstanding                                218,110          269,731            44,486           67,514
     Unit value                                                  $1.130282        $0.909040         $0.643628        $0.759827
     Net assets (thousands)                                           $247             $245               $29              $51
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.40%            0.17%                 -            0.10%
     Total return                                                   24.34%           41.24%           (15.29%)         (26.61%)


     WANGER INTERNATIONAL SMALL CAP
     Accumulation units outstanding                                638,792          662,440           504,162          396,109
     Unit value                                                  $1.300173        $0.998061         $0.670449        $0.778068
     Net assets (thousands)                                           $831             $661              $338             $308
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                         0.74%            0.27%                 -                -
     Total return                                                   30.27%           48.86%           (13.83%)         (21.27%)


     WANGER SELECT(6)
     Accumulation units outstanding                                181,227           95,555            35,180           19,822
     Unit value                                                  $1.570705        $1.316541         $1.007102        $1.090134
     Net assets (thousands)                                           $285             $126               $35              $22
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -                - *
     Total return                                                   19.31%           30.73%            (7.62%)           9.01%

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       PERIOD ENDED
                                                                                       DECEMBER 31,
                                                              -----------------------------------------------------------------
SUBACCOUNT                                                        2004             2003              2002             2001
----------                                                    -------------    -------------     -------------    -------------
     WANGER U.S. SMALLER COMPANIES
     Accumulation units outstanding                                515,513          500,011           458,192          380,414
     Unit value                                                  $1.658372        $1.401444         $0.978524        $1.176238
     Net assets (thousands)                                           $855             $701              $448             $447
     Mortality and expense ratio                                         -                -                 -                -
     Investment income ratio                                             -                -                 -            0.01%
     Total return                                                   18.33%           43.22%           (16.81%)          11.39%





MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The prior periods' income ratios have been changed to conform with current year presentation.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception January 12, 2001 to December 31, 2001.
(2) From inception January 31, 2001 to December 31, 2001.
(3) From inception February 1, 2001 to December 31, 2001.
(4) From inception February 8, 2001 to December 31, 2001.
(5) From inception February 20, 2001 to December 31, 2001.
(6) From inception March 9, 2001 to December 31, 2001.
(7) From inception April 12, 2001 to December 31, 2001.
(8) From inception May 10, 2001 to December 31, 2001.
(9) From inception May 15, 2001 to December 31, 2001.
(10) From inception June 4, 2001 to December 31, 2001.
(11) From inception July 31, 2001 to December 31, 2001.
(12) From inception August 1, 2001 to December 31, 2001.
(13) From inception September 7, 2001 to December 31, 2001.
(14) From inception November 13, 2001 to December 31, 2001.
(15) From inception December 4, 2001 to December 31, 2001.
(16) From inception December 14, 2001 to December 31, 2001.
(17) From inception February 1, 2002 to December 31, 2002.
(18) From inception September 26, 2002 to December 31, 2002.
(19) From inception November 27, 2002 to December 31, 2002.
(20) From inception December 3, 2002 to December 31, 2002.
(21) From inception February 26, 2003 to December 31, 2003.
(22) From inception July 28, 2003 to December 31, 2003.
(23) From inception October 20, 2003 to December 31, 2003.
(24) From inception October 28, 2003 to December 31, 2003.
(25) From inception August 2, 2004 to December 31, 2004.
(26) From inception December 3, 2004 to December 31, 2004.
*Annualized.

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                       SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                         PHOENIX-                                                PHOENIX-ALLIANCE/
                                                         ABERDEEN                              PHOENIX-ALGER         BERNSTEIN
                                                       INTERNATIONAL        PHOENIX-AIM          SMALL-CAP         ENHANCED INDEX
                                                          SERIES           GROWTH SERIES       GROWTH SERIES           SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           141,597             573,290              22,732             219,185
Participant deposits                                                -              40,790               9,872              12,002
Participant transfers                                         164,652(e)           13,586                  56               5,795
Participant withdrawals                                       (22,436)            (14,018)             (7,515)             (4,693)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 283,813             613,648              25,145             232,289
                                                     =============================================================================

                                                       PHOENIX-DUFF &        PHOENIX-            PHOENIX-            PHOENIX-
                                                        PHELPS REAL          ENGEMANN            ENGEMANN         ENGEMANN SMALL-
                                                     ESTATE SECURITIES    CAPITAL GROWTH        GROWTH AND          CAP GROWTH
                                                          SERIES              SERIES           INCOME SERIES          SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           178,154             625,643             267,634              42,449
Participant deposits                                           22,346              85,043              59,235               2,536
Participant transfers                                         (62,041)             36,670(c)          100,977(b)            9,877
Participant withdrawals                                        (2,941)            (74,009)             (9,993)            (16,120)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 135,518             673,347             417,853              38,742
                                                     =============================================================================

                                                          PHOENIX-                                                    PHOENIX-
                                                          ENGEMANN           PHOENIX-             PHOENIX-         GOODWIN MULTI-
                                                         STRATEGIC        ENGEMANN VALUE       GOODWIN MONEY       SECTOR FIXED
                                                     ALLOCATION SERIES     EQUITY SERIES       MARKET SERIES       INCOME SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           429,082             441,053             558,516             271,581
Participant deposits                                          115,824              16,531             124,751              34,876
Participant transfers                                          16,837             195,704(d)         (122,103)            196,208(a)
Participant withdrawals                                        (9,486)            (48,028)            (13,857)           (149,656)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 552,257             605,260             547,307             353,009
                                                     =============================================================================

                                                         PHOENIX-
                                                       GOODWIN MULTI-                          PHOENIX-KAYNE       PHOENIX-LAZARD
                                                       SECTOR SHORT        PHOENIX-KAYNE         SMALL-CAP         INTERNATIONAL
                                                         TERM BOND       RISING DIVIDENDS      QUALITY VALUE       EQUITY SELECT
                                                          SERIES              SERIES              SERIES               SERIES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period                 -              27,766              42,995              82,453
Participant deposits                                            9,498                   -              16,734              79,794
Participant transfers                                           9,180               1,264              10,167              15,399
Participant withdrawals                                          (131)               (620)             (1,291)             (2,423)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  18,547              28,410              68,605             175,223
                                                     =============================================================================

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                     SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                       PHOENIX-LAZARD      PHOENIX-LORD         PHOENIX-LORD       PHOENIX-LORD
                                                      SMALL-CAP VALUE      ABBETT BOND-       ABBETT LARGE-CAP    ABBETT MID-CAP
                                                           SERIES        DEBENTURE SERIES       VALUE SERIES       VALUE SERIES
                                                     -----------------   -----------------   -----------------  -----------------
Accumulation units outstanding, beginning of period            29,666              20,884             118,576              47,425
Participant deposits                                            6,145              11,086              69,469              53,770
Participant transfers                                          (7,178)              5,744               9,691              10,037
Participant withdrawals                                          (695)               (649)             (3,480)             (1,249)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  27,938              37,065             194,256             109,983
                                                     =============================================================================

                                                           PHOENIX-            PHOENIX-        PHOENIX-SANFORD    PHOENIX-SANFORD
                                                       NORTHERN DOW 30     NORTHERN NASDAQ-     BERNSTEIN MID-    BERNSTEIN SMALL-
                                                            SERIES       100 INDEX(R) SERIES  CAP VALUE SERIES    CAP VALUE SERIES
                                                      -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           225,579              86,481             320,642             208,453
Participant deposits                                           20,309               5,222              10,021              18,379
Participant transfers                                           6,016               5,816              71,735              14,065
Participant withdrawals                                       (88,505)            (19,659)            (22,048)             (4,766)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 163,399              77,860             380,350             236,131
                                                     =============================================================================

                                                       PHOENIX-SENECA     PHOENIX-SENECA     AIM V.I. CAPITAL
                                                       MID-CAP GROWTH     STRATEGIC THEME      APPRECIATION      AIM V.I. MID-CAP
                                                           SERIES             SERIES                FUND         CORE EQUITY FUND
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           168,932             154,645              95,085                   -
Participant deposits                                           11,402                   -              42,931                   -
Participant transfers                                           5,189             (15,692)            (12,478)            113,730(f)
Participant withdrawals                                        (2,259)             (3,191)             (2,355)               (240)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 183,264             135,762             123,183             113,490
                                                     =============================================================================

                                                                                              FEDERATED FUND     FEDERATED HIGH
                                                                          ALGER AMERICAN         FOR U.S.          INCOME BOND
                                                      AIM V.I. PREMIER   LEVERAGED ALLCAP       GOVERNMENT         FUND II --
                                                        EQUITY FUND          PORTFOLIO         SECURITIES II     PRIMARY SHARES
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period            32,001             234,856             512,626             326,607
Participant deposits                                           17,996              22,930             183,145               6,301
Participant transfers                                               -             (12,545)            (13,610)           (145,333)
Participant withdrawals                                          (727)             (4,447)            (26,692)            (48,632)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  49,270             240,794             655,469             138,943
                                                     =============================================================================

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                     SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                                            VIP GROWTH
                                                     VIP CONTRAFUND(R)     OPPORTUNITIES         VIP GROWTH       MUTUAL SHARES
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO       SECURITIES FUND
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period           234,550              63,849             309,141              92,736
Participant deposits                                           28,349              19,237              59,741               6,177
Participant transfers                                            (170)                912               5,898               2,058
Participant withdrawals                                        (6,850)             (6,324)             (7,163)             (2,589)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 255,879              77,674             367,617              98,382
                                                     =============================================================================

                                                        TEMPLETON
                                                        DEVELOPING           TEMPLETON           TEMPLETON         TEMPLETON
                                                          MARKETS             FOREIGN          GLOBAL ASSET          GROWTH
                                                      SECURITIES FUND     SECURITIES FUND     ALLOCATION FUND    SECURITIES FUND
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             5,048             159,917               9,097              50,233
Participant deposits                                                -              46,327                   -               6,881
Participant transfers                                               -               8,059                   -              15,754
Participant withdrawals                                          (110)             (4,499)               (199)             (1,196)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   4,938             209,804               8,898              71,672
                                                     =============================================================================

                                                                                                                   SCUDDER VIT
                                                                                              RYDEX VARIABLE     EAFE(R) EQUITY
                                                      RYDEX VARIABLE      RYDEX VARIABLE       TRUST SECTOR           INDEX
                                                      TRUST JUNO FUND     TRUST NOVA FUND      ROTATION FUND           FUND
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period             1,795               8,863              30,833             257,113
Participant deposits                                               49                   -               8,320               1,352
Participant transfers                                           4,259              (5,604)            (30,776)             12,173
Participant withdrawals                                        (1,548)               (138)               (274)             (5,183)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   4,555               3,121               8,103             265,455
                                                     =============================================================================

                                                         SCUDDER VIT                               WANGER             WANGER
                                                     EQUITY 500 INDEX        TECHNOLOGY        INTERNATIONAL      INTERNATIONAL
                                                            FUND             PORTFOLIO            SELECT            SMALL CAP
                                                     -----------------   -----------------   -----------------   -----------------
Accumulation units outstanding, beginning of period            76,240             542,460             269,731             662,440
Participant deposits                                           24,020                 818                   -              63,497
Participant transfers                                          13,332              23,532             (47,314)             (8,925)
Participant withdrawals                                        (3,458)            (33,071)             (4,307)            (78,220)
                                                     -----------------------------------------------------------------------------
Accumulation units outstanding, end of period                 110,134             533,739             218,110             638,792
                                                     =============================================================================

                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)

                                                                                     SUBACCOUNT
                                                     -----------------------------------------------------------------------------

                                                                             WANGER U.S.
                                                                              SMALLER
                                                       WANGER SELECT         COMPANIES
                                                     -----------------   -----------------
Accumulation units outstanding, beginning of period            95,555             500,011
Participant deposits                                           12,367              53,821
Participant transfers                                          75,629              15,799
Participant withdrawals                                        (2,324)            (54,118)
                                                     -------------------------------------
Accumulation units outstanding, end of period                 181,227             515,513
                                                     =====================================





(a) Participant transfers include units transferred in from Janus Flexible Income on April 16, 2004.
(b) Participant transfers include units transferred in from Alliance/Bernstein Growth + Value and MFS Investors Trust on September 17, 2004.
(c) Participant transfers include units transferred in from Lazard U.S. Multi-Cap on September 24, 2004.
(d) Participant transfers include units transferred in from MFS Value on September 24, 2004.
(e) Participant transfers include units transferred in from Sanford Bernstein Global Value on September 24, 2004.
(f) Participant transfers include units transferred in from AIM Mid-Cap Equity on December 3, 2004.


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                                                              PHOENIX-ALLIANCE/   PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM        BERNSTEIN            BERNSTEIN
                                                        PHOENIX-ABERDEEN        MID-CAP           ENHANCED             GROWTH +
                                                          INTERNATIONAL          EQUITY            INDEX                VALUE
                                                             SERIES              SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              116,165             17,972            214,147              48,378
Participant deposits                                               3,830             37,437             20,117              15,620
Participant transfers                                             24,864             53,699            (10,426)              1,543
Participant withdrawals                                           (3,262)            (1,701)            (4,653)             (1,869)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    141,597            107,407            219,185              63,672
                                                        ===========================================================================

                                                          PHOENIX-DUFF &
                                                           PHELPS REAL     PHOENIX-ENGEMANN    PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                             ESTATE             CAPITAL        SMALL & MID-CAP          MONEY
                                                           SECURITIES           GROWTH             GROWTH               MARKET
                                                             SERIES             SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              118,834            678,992             17,574           1,254,606
Participant deposits                                              16,358             82,815             16,267             635,006
Participant transfers                                             46,528             (1,591)             8,747          (1,165,246)
Participant withdrawals                                           (3,566)          (134,573)              (139)           (165,850)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    178,154            625,643             42,449             558,516
                                                        ===========================================================================

                                                         PHOENIX-GOODWIN                                            PHOENIX-KAYNE
                                                           MULTI-SECTOR      PHOENIX-JANUS      PHOENIX-KAYNE         SMALL-CAP
                                                              FIXED            FLEXIBLE            RISING              QUALITY
                                                              INCOME            INCOME            DIVIDENDS             VALUE
                                                              SERIES            SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              200,389            129,184                  -                 983
Participant deposits                                              84,554             45,301             16,656              44,791
Participant transfers                                             31,031             33,010             11,463              (2,266)
Participant withdrawals                                          (44,393)            (4,018)              (353)               (513)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    271,581            203,477             27,766              42,995
                                                        ===========================================================================

                                                          PHOENIX-LAZARD
                                                          INTERNATIONAL     PHOENIX-LAZARD     PHOENIX-LAZARD        PHOENIX-LORD
                                                              EQUITY           SMALL-CAP            U.S.                ABBETT
                                                              SELECT            VALUE            MULTI-CAP          BOND-DEBENTURE
                                                              SERIES            SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period                8,520             16,497             11,740                   -
Participant deposits                                              18,628             12,338                  -               3,902
Participant transfers                                             56,260              1,320                  -              17,239
Participant withdrawals                                             (955)              (489)              (238)               (257)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     82,453             29,666             11,502              20,884
                                                        ===========================================================================


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                           PHOENIX-LORD                          PHOENIX-MFS
                                                             ABBETT           PHOENIX-LORD        INVESTORS          PHOENIX-MFS
                                                            LARGE-CAP        ABBETT MID-CAP         GROWTH            INVESTORS
                                                             VALUE               VALUE              STOCK               TRUST
                                                             SERIES              SERIES             SERIES              SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               29,634              9,663            499,116              19,259
Participant deposits                                              33,232             36,973             30,113              50,511
Participant transfers                                             57,248              1,317             55,601              13,751
Participant withdrawals                                           (1,538)              (528)           (11,540)             (1,603)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    118,576             47,425            573,290              81,918
                                                        ===========================================================================

                                                                                                   PHOENIX-
                                                                                                   NORTHERN        PHOENIX-OAKHURST
                                                           PHOENIX-MFS      PHOENIX-NORTHERN      NASDAQ-100          GROWTH AND
                                                              VALUE              DOW 30            INDEX(R)            INCOME
                                                              SERIES             SERIES             SERIES             SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               68,660            227,823             72,285             208,366
Participant deposits                                              41,310             16,207              8,938              41,373
Participant transfers                                             46,403            (13,626)             6,840              22,799
Participant withdrawals                                           (2,806)            (4,825)            (1,582)             (4,904)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    153,567            225,579             86,481             267,634
                                                        ===========================================================================

                                                                                               PHOENIX-SANFORD      PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST   PHOENIX-OAKHURST      BERNSTEIN            BERNSTEIN
                                                            STRATEGIC            VALUE             GLOBAL               MID-CAP
                                                            ALLOCATION           EQUITY            VALUE                VALUE
                                                             SERIES              SERIES            SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              286,019            464,194             14,335             245,449
Participant deposits                                             155,876            138,815             20,761              65,851
Participant transfers                                             (4,221)           (42,959)               733              14,929
Participant withdrawals                                           (8,592)          (118,997)              (623)             (5,587)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    429,082            441,053             35,206             320,642
                                                        ===========================================================================

                                                         PHOENIX-SANFORD                                            PHOENIX-STATE
                                                            BERNSTEIN       PHOENIX-SENECA     PHOENIX-SENECA      STREET RESEARCH
                                                            SMALL-CAP           MID-CAP          STRATEGIC            SMALL-CAP
                                                             VALUE              GROWTH             THEME                GROWTH
                                                             SERIES             SERIES             SERIES               SERIES
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               71,511            168,491            144,798                 542
Participant deposits                                              68,891             33,190             13,228               7,998
Participant transfers                                             70,645            (29,355)                 -              14,192
Participant withdrawals                                           (2,594)            (3,394)            (3,381)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    208,453            168,932            154,645              22,732
                                                        ===========================================================================


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------
                                                                                AIM V.I.
                                                             AIM V.I.           EQUITY         ALGER AMERICAN      FEDERATED FUND
                                                             CAPITAL            PREMIER          LEVERAGED             FOR U.S.
                                                           APPRECIATION         EQUITY             ALLCAP            GOVERNMENT
                                                               FUND              FUND            PORTFOLIO          SECURITIES II
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               27,896             16,263            144,825             460,562
Participant deposits                                              44,751             16,171             69,392             207,611
Participant transfers                                             23,817                  -             27,297             (35,944)
Participant withdrawals                                           (1,379)              (433)            (6,658)           (119,603)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     95,085             32,001            234,856             512,626
                                                        ===========================================================================


                                                          FEDERATED HIGH
                                                           INCOME BOND
                                                             FUND II--          VIP              VIP GROWTH
                                                              PRIMARY        CONTRAFUND(R)      OPPORTUNITIES         VIP GROWTH
                                                              SHARES          PORTFOLIO           PORTFOLIO            PORTFOLIO
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               84,139             83,071             31,851             132,136
Participant deposits                                              85,709            110,924             34,065              92,747
Participant transfers                                            160,473             44,001             (1,136)             89,177
Participant withdrawals                                           (3,714)            (3,446)              (931)             (4,919)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    326,607            234,550             63,849             309,141
                                                        ===========================================================================

                                                                               TEMPLETON
                                                                               DEVELOPING         TEMPLETON           TEMPLETON
                                                          MUTUAL SHARES         MARKETS            FOREIGN           GLOBAL ASSET
                                                            SECURITIES         SECURITIES         SECURITIES          ALLOCATION
                                                               FUND               FUND               FUND                FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               77,230              5,160             72,735               9,299
Participant deposits                                              14,590                  -             41,270                   -
Participant transfers                                              4,264                  -             48,909                   -
Participant withdrawals                                           (3,348)              (112)            (2,997)               (202)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     92,736              5,048            159,917               9,097
                                                        ===========================================================================

                                                           TEMPLETON        RYDEX VARIABLE     RYDEX VARIABLE       RYDEX VARIABLE
                                                             GROWTH             TRUST              TRUST             TRUST SECTOR
                                                           SECURITIES           JUNO               NOVA                ROTATION
                                                              FUND              FUND               FUND                  FUND
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period               21,252                  -                  -                   -
Participant deposits                                              44,515              1,806              8,942              30,833
Participant transfers                                                  -                  -                  -                   -
Participant withdrawals                                          (15,534)               (11)               (79)                  -
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                     50,233              1,795              8,863              30,833
                                                        ===========================================================================


                                                      THE PHOENIX EDGE(R)-SPVL
                                            PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                       SUBACCOUNT
                                                        ---------------------------------------------------------------------------

                                                            SCUDDER VIT       SCUDDER VIT
                                                          EAFE(R) EQUITY      EQUITY 500
                                                              INDEX             INDEX            TECHNOLOGY         WANGER FOREIGN
                                                               FUND             FUND              PORTFOLIO              FORTY
                                                        -----------------  -----------------  -----------------   -----------------
Accumulation units outstanding, beginning of period              181,608              7,542            111,186              44,486
Participant deposits                                              65,247             51,274            452,583              43,669
Participant transfers                                             15,306             18,223              9,380             184,523
Participant withdrawals                                           (5,048)              (799)           (30,689)             (2,947)
                                                        ---------------------------------------------------------------------------
Accumulation units outstanding, end of period                    257,113             76,240            542,460             269,731
                                                        ===========================================================================


                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL         WANGER            SMALLER
                                                            SMALL CAP           TWENTY           COMPANIES
                                                        -----------------  -----------------  -----------------
Accumulation units outstanding, beginning of period              504,162             35,180            458,192
Participant deposits                                              85,110             50,150            120,156
Participant transfers                                            182,226             12,330               (508)
Participant withdrawals                                         (109,058)            (2,105)           (77,829)
                                                        -------------------------------------------------------
Accumulation units outstanding, end of period                    662,440             95,555            500,011
                                                        =======================================================

                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of policy's cash surrender value, with interest of 6% in policy year 1 and 8% in policy years 2 and thereafter, payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest of 6%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $240,435, $189,347 and $140,057 during the years ended December 31, 2004, 2003 and 2002, respectively.

   As compensation for administrative services provided to the Account, Phoenix receives an additional amount annually, equal to the greater of $60 or 0.30% of the unloaned policy value or if the policy value is greater than $100,000, 0.15% of the unloaned policy value, per contract, by a withdrawal of participant units prorated among the elected Subaccounts.

   Upon full or partial surrender of a policy, a surrender fee ranging from 0% to 9% of contract premiums depending on the inception of the contract period is deducted to compensate Phoenix for distribution expenses incurred. Surrender fees deducted and paid to Phoenix aggregated $15,512, $35,048 and $6,670 for the years ended December 31, 2004, 2003 and 2002, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   Premium taxes which currently range from 0% to 3.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix by a withdrawal of participant units.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges each policy up to 0.80% of the average daily net assets of the Account, on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts during the first ten policy years. The mortality and expense risk change drops to 0.50% beginning in policy year eleven. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix believes that each of the subaccounts satisfies the current requirements of the regulations. Phoenix intends that each of the subaccounts will continue to comply with the diversification requirements and, in the event of failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On December 3, 2004, AIM V.I. Mid Cap Core Equity Fund acquired all of the net assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619, including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid Cap Core Equity. The shareholders of the AIM Mid-Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

   On September 24, 2004, Aberdeen International acquired all of the net assets of Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

   On September 24, 2004, Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS

                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Value's net assets on that date of $36,459,749, including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

   On September 24, 2004, Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

   On September 17, 2004, Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth and Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

   On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

   On February 17, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to two Agreements and Plans of Reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 17, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. The shareholders of the MFS Investors Growth Stock received for each share owned approximately 1.54 shares of Janus Growth. The shareholders of the Van Kampen Focus Equity received for each share owned approximately 1.10 shares of Janus Growth.

   Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. ("PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS managed the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series was renamed Phoenix-MFS Investors Growth Stock Series. Effective December 3, 2004, the Board of Trustees of the Fund approved a name change and subadvisory change for the Phoenix-MFS Investors Growth Stock series to Phoenix-AIM Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change.

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 27, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498. The shareholders of the Aberdeen New Asia received for each share owned approximately 0.99 shares of Aberdeen International.

   At its regular meeting in May 2004, the board approved other mergers and substitutions that are currently under further review.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor PVA, have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                            THE PHOENIX EDGE(R)-SPVL
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 12--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 13--OTHER

   Effective May 1, 2004, the name of Wanger Twenty changed to Wanger Select, and the name of Wanger Foreign Forty changed to Wanger International Select.

   The Board of Trustees of PESF approved a name change for the Phoenix-Engemann Small & Mid-Cap Growth Series to Phoenix-Engemann Small-Cap Growth Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. The change was effective September 24, 2004.

   The Board of Trustees of PESF approved a name change for the Phoenix-MFS Investors Growth Stock Series to Phoenix-AIM Growth Series and a subadvisory change replacing MFS Investment Management with A I M Capital Management, Inc. This series' investment objectives, principal strategies and principal risks will remain the same. The fees and expenses associated with the series are not affected as a result of this change. These changes were effective November 29, 2004.

   Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity Series will now be advised by Engemann Asset Management ("Engemann") effective January 1, 2005. Each of these series' will continue to have the same investment objectives and use the same investment strategies. Each series changed their name on January 7, 2005 to Phoenix-Engemann Growth and Income Series and Phoenix-Engemann Value Equity Series, respectively.

   Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), became a subadvisor to manage the equity investments in Phoenix-Oakhurst Strategic Allocation Series effective January 1, 2005. This series' investment objectives, principal investment strategies and principal risks will remain the same. The series name changed to Phoenix-Engemann Strategic Allocation Series on January 7, 2005.

   Fred Alger Management, Inc. ("Alger"), effective January 7, 2005, will replace State Street Research & Management Company as the subadvisor to Phoenix-State Street Research Small-Cap Growth Series. The series name changed to Phoenix-Alger Small-Cap Growth Series as of January 7, 2005.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[Logo]PRICEWATERHOUSECOOPERS PWC


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)-SPVL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Universal Life Account (The Phoenix Edge(R)-SPVL) at December 31, 2004, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP


Hartford, Connecticut
March 31, 2005

PHOENIX LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2004 AND 2003

                                               TABLE OF CONTENTS


                                                                                                    PAGE
                                                                                               ---------------

Report of Independent Registered Public Accounting Firm.......................................      F-3

Consolidated Balance Sheet as of December 31, 2004 and 2003...................................      F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2004, 2003 and 2002........................................      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2004, 2003 and 2002............................................................      F-7

Notes to Financial Statements.................................................................    F-8 - F-40

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002.


/s/ PRICEWATERHOUSECOOPERS LLP
Hartford, CT
March 8, 2005

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2004 AND 2003


                                                                                                   2004             2003
                                                                                               --------------  --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................      $13,473.6       $13,268.8
Available-for-sale equity securities, at fair value.........................................          160.2           184.0
Trading equity securities, at fair value....................................................           87.3            --
Mortgage loans, at unpaid principal balances................................................          207.9           284.1
Venture capital partnerships, at equity in net assets.......................................          255.3           234.9
Affiliate equity securities, at equity in net assets........................................           --              47.5
Policy loans, at unpaid principal balances..................................................        2,196.7         2,241.4
Other invested assets.......................................................................          367.5           388.7
                                                                                               --------------  --------------
                                                                                                   16,748.5        16,649.4
Available-for-sale debt and equity securities pledged as collateral.........................        1,278.8         1,350.0
                                                                                               --------------  --------------
Total investments...........................................................................       18,027.3        17,999.4
Cash and cash equivalents...................................................................          324.0           382.7
Accrued investment income...................................................................          222.3           222.3
Premiums, accounts and notes receivable.....................................................          163.7           251.8
Deferred policy acquisition costs...........................................................        1,388.1         1,325.7
Deferred income taxes.......................................................................           --              30.2
Intangible assets...........................................................................            0.6             0.6
Goodwill....................................................................................            4.5             4.5
Other general account assets................................................................          157.1           148.4
Separate account assets.....................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL ASSETS................................................................................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

LIABILITIES:
Policy liabilities and accruals.............................................................      $13,132.3       $13,088.6
Policyholder deposit funds..................................................................        3,492.4         3,642.7
Indebtedness................................................................................          204.1           175.0
Deferred income taxes.......................................................................           21.5            --
Other general account liabilities...........................................................          334.6           321.0
Non-recourse collateralized obligations.....................................................        1,355.2         1,472.0
Separate account liabilities................................................................        6,950.3         6,083.2
                                                                                               --------------  --------------
TOTAL LIABILITIES...........................................................................       25,490.4        24,782.5
                                                                                               ==============  ==============

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           47.5           27.9
                                                                                               --------------  --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0            10.0
Additional paid-in capital..................................................................        1,714.9         1,714.9
Accumulated deficit.........................................................................          (73.4)         (127.5)
Accumulated other comprehensive income......................................................           48.5            41.0
                                                                                               --------------  --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,700.0         1,638.4
                                                                                               ==============  ==============
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................      $27,237.9       $26,448.8
                                                                                               ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

REVENUES:
Premiums.....................................................................    $    990.6      $  1,042.2      $  1,082.0
Insurance and investment product fees........................................         294.7           279.8           253.7
Investment income, net of expenses...........................................       1,068.0         1,098.2           938.3
Unrealized gain on trading equity securities.................................          85.9            --              --
Net realized investment losses...............................................          (2.0)          (98.0)          (43.8)
                                                                               --------------  --------------  --------------
TOTAL REVENUES...............................................................       2,437.2         2,322.2         2,230.2
                                                                               --------------  --------------  --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,422.2         1,454.0         1,436.1
Policyholder dividends.......................................................         404.7           418.8           401.8
Policy acquisition cost amortization.........................................         110.0            94.0            91.5
Interest expense on indebtedness.............................................          12.8            12.2            12.2
Interest expense on non-recourse collateralized obligations..................          33.6            48.9            30.5
Other operating expenses.....................................................         259.9           253.2           291.1
                                                                               --------------  --------------  --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,243.2         2,281.1         2,263.2
                                                                               ==============  ==============  ==============
Income (loss) from continuing operations
  before income taxes and minority interest..................................         194.0            41.1           (33.0)
Applicable income taxes (benefit)............................................          59.7             3.9           (18.0)
                                                                               --------------  --------------  --------------
Income (loss) from continuing operations before minority interest............         134.3            37.2           (15.0)
Minority interest in net income of subsidiaries..............................          (0.1)           (0.5)           (0.6)
Equity in undistributed earnings (losses) of affiliates......................         (10.4)           (1.8)            4.6
                                                                               --------------  --------------  --------------
INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES.................         123.8            34.9           (11.0)
Cumulative effect of accounting changes......................................          --              --             (10.3)
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
                                                                               ==============  ==============  ==============

COMPREHENSIVE INCOME:
NET INCOME (LOSS)............................................................    $    123.8      $     34.9      $    (21.3)
OTHER COMPREHENSIVE INCOME (LOSS)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................    $    131.3      $    170.5      $   (133.1)
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                   2004            2003            2002
                                                                               --------------  --------------  --------------

OPERATING ACTIVITIES:
Income (loss) from continuing operations.....................................    $    123.8      $     34.9      $    (11.0)
Unrealized gain on trading equity securities.................................         (85.9)           --              --
Net realized investment losses...............................................           2.0            98.0            43.8
Amortization and depreciation................................................          12.7            16.2            20.5
Investment (gains) losses....................................................         (73.6)          (81.6)           67.2
Equity in losses of affiliates...............................................          17.2            --              --
Deferred income taxes (benefit)..............................................          65.7             4.0            (8.8)
Decrease (increase) in receivables...........................................          37.8           (20.9)          (50.9)
Deferred policy acquisition costs increase...................................         (54.7)         (111.5)         (174.1)
Increase in policy liabilities and accruals..................................          60.1           469.6           468.4
Other assets and other liabilities net change................................         (44.6)          (16.4)          (57.9)
                                                                               --------------  --------------  --------------
Cash from continuing operations..............................................          60.5           392.3           297.2
Discontinued operations, net.................................................          16.1           (34.3)          (53.1)
                                                                               --------------  --------------  --------------
CASH FROM OPERATING ACTIVITIES...............................................          76.6           358.0           244.1
                                                                               --------------  --------------  --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,159.6)       (5,611.5)       (4,951.5)
Investment sales, repayments and maturities..................................       4,213.8         4,417.2         3,550.0
Debt and equity securities pledged as collateral purchases...................         (17.2)          (56.9)         (891.6)
Debt and equity securities pledged as collateral sales.......................          97.0           171.5            96.0
Subsidiary sales.............................................................           6.6            --              --
Premises and equipment additions.............................................          (7.9)          (19.6)          (13.6)
Premises and equipment dispositions..........................................          26.4            --              --
Discontinued operations, net.................................................          --              (6.7)           37.8
                                                                               --------------  --------------  --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         159.1        (1,106.0)       (2,172.9)
                                                                               --------------  --------------  --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         917.3         1,334.2         2,581.1
Policyholder deposit fund withdrawals........................................      (1,067.6)       (1,087.2)         (911.2)
Other indebtedness proceeds..................................................         171.6            --              --
Indebtedness repayments......................................................        (155.2)           --              --
Collateralized obligations proceeds..........................................          --              --             841.6
Collateralized obligations repayments........................................         (90.8)          (99.6)           --
Common stock dividends paid..................................................         (69.7)          (44.5)         (113.8)
                                                                               --------------  --------------  --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................        (294.4)          102.9         2,397.7
                                                                               --------------  --------------  --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (58.7)         (645.1)          468.9
Cash and cash equivalents, beginning of year.................................         382.7         1,027.8           558.9
                                                                               --------------  --------------  --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     324.0     $     382.7     $   1,027.8
                                                                               ==============  ==============  ==============

Included in cash and cash equivalents above is cash pledged as collateral of $61.0 million, $72.0 million and $57.0 million at December 31, 2004, 2003 and 2002, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002


                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Contribution from parent for transfer of additional
   minimum pension liability.................................................    $     --        $     --        $     14.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss)............................................................         123.8            34.9           (21.3)
Common stock dividends declared..............................................         (69.7)          (44.5)         (113.8)
Other equity adjustments.....................................................          --               0.7            --

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................           7.5           135.6          (111.8)
                                                                               --------------  --------------  --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          61.6           126.7          (232.5)
Stockholder's equity, beginning of year......................................       1,638.4         1,511.7         1,744.2
                                                                               --------------  --------------  --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................    $  1,700.0      $  1,638.4      $  1,511.7
                                                                               ==============  ==============  ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

1.  ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have reclassified certain amounts for 2003 and 2002 to conform with 2004 presentations.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

ACCOUNTING CHANGES

Other-Than-Temporary Impairments: Portions of Emerging Issues Task Force Abstract EITF 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1), were effective for fiscal periods beginning after June 15, 2004. EITF 03-1 provides guidance as to the determination of other-than-temporary impaired securities and requires additional disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices and thus, did not have a material effect on our consolidated financial statements. The effective date of certain portions of EITF 03-1 has been delayed pending further interpretive guidance. Because significant uncertainty remains surrounding what form the guidance will ultimately take, we cannot predict what effect, if any, adoption of the pending portions will have on our financial results.

Postretirement Benefits: On May 19, 2004, the FASB, issued FASB Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (the FSP). For employers that sponsor postretirement benefit plans, or plan sponsors that provide prescription drug benefits to retirees, the FSP requires any effects of the anticipated federal tax subsidy related to those drug benefits be treated as an actuarial gain. The effect of the FSP is not material to our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51", that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

Goodwill: At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

BUSINESS COMBINATIONS AND DISPOSITIONS

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC (Aberdeen), a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On October 25, 2004, we entered into an agreement with Friends Provident plc (Friends Provident) to sell our 12% interest in Lombard International Assurance S.A. (Lombard) and to relinquish $17.5 million in notes receivable from Lombard's affiliate, Insurance Development Holdings A.G. (IDH). This transaction closed on January 11, 2005 for consideration of $59.0 million and, under the terms of the sale, we may be entitled to additional consideration, in the form of cash, based on Lombard's financial performance through 2006.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction is not material to our consolidated financial statements.

2.  LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

[begin italic] Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. [end italic]

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

[begin italic] We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. [end italic]

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
    o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
    o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
    o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.


DIRECT BUSINESS AND REINSURANCE:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                    ---------------------------------------------
                                                                                2004            2003            2002
                                                                           --------------  --------------  --------------

Direct premiums........................................................      $  1,054.3      $  1,092.1      $   1,104.2
Premiums assumed from reinsureds.......................................             2.8            15.5             16.9
Premiums ceded to reinsurers...........................................           (66.5)          (65.4)           (39.1)
                                                                           --------------  --------------  --------------
PREMIUMS...............................................................      $    990.6      $  1,042.2      $   1,082.0
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net premiums...........................             0.3%            1.5%            1.6%
                                                                           ==============  ==============  ==============

Direct policy benefits incurred........................................      $    416.3      $    402.9      $    357.5
Policy benefits assumed from reinsureds................................             3.9            13.5            12.6
Policy benefits ceded to reinsurers....................................           (52.9)          (56.9)          (44.8)
                                                                           --------------  --------------  --------------
POLICY BENEFITS........................................................      $    367.3      $    359.5      $    325.3
                                                                           ==============  ==============  ==============

Direct life insurance in force.........................................      $126,367.9      $120,931.3      $110,529.8
Life insurance in force assumed from reinsureds........................         1,759.5         1,837.3         1,831.2
Life insurance in force ceded to reinsurers............................       (80,040.1)      (77,222.3)      (74,575.2)
                                                                           --------------  --------------  --------------
LIFE INSURANCE IN FORCE................................................      $ 48,087.3      $ 45,546.3      $ 37,785.8
                                                                           ==============  ==============  ==============
Percentage of amount assumed to net insurance in force.................             3.7%            4.0%            4.8%
                                                                           ==============  ==============  ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,054.9 million, $1,094.5 million and $1,110.8 million, net of reinsurance, for the years ended December 31, 2004, 2003 and 2002.

Irrevocable letters of credit aggregating $48.1 million at December 31, 2004 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

Effective July 1, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation). The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

[begin italic] The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances. [end italic]


ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Direct acquisition costs deferred excluding acquisitions.....................    $    164.7      $    205.5      $    217.0
Acquisition costs recognized in Valley Forge Life acquisition................          --              --              48.5
Costs amortized to expenses:
  Recurring costs related to operations......................................        (110.4)          (98.1)          (88.5)
  (Cost) credit related to realized investment gains or losses...............           0.4             4.1           (25.1)
  Changes in actuarial assumptions...........................................          --              --              22.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................           7.7            12.4           (95.9)
                                                                               --------------  --------------  --------------
Change in deferred policy acquisition costs..................................          62.4           123.9            78.1
Deferred policy acquisition costs, beginning of year.........................       1,325.7         1,201.8         1,123.7
                                                                               --------------  --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................    $  1,388.1      $  1,325.7      $  1,201.8
                                                                               ==============  ==============  ==============

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in 2002.

POLICY LIABILITIES AND ACCRUALS

[begin italic] Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. [end italic]

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.0% as of December 31, 2004, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2004 and 2003, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $123.5 million and $183.1 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $9.1 million and $7.6 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 35.6% and 38.8% of the face value of total individual life insurance in force at December 31, 2004 and 2003, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

[begin italic] For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances. [end italic]

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.8% to 12.3% as of December 31, 2004, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

[begin italic] The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. [end italic]

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                        ------------------------------
                                                                                    2004            2003           INCEPTION
                                                                               --------------  --------------   --------------
Debt securities..............................................................    $  6,949.6      $  6,906.4       $  4,773.1
Equity securities............................................................          90.8            82.9             --
Mortgage loans...............................................................         181.9           228.5            399.0
Venture capital partnerships.................................................          52.4            38.6             --
Policy loans.................................................................       1,363.4         1,386.8          1,380.0
Other invested assets........................................................          60.0            46.7             --
                                                                               --------------  --------------   --------------
Total closed block investments...............................................       8,698.1         8,689.9          6,552.1
Cash and cash equivalents....................................................         100.5            40.5             --
Accrued investment income....................................................         118.8           120.2            106.8
Receivables..................................................................          32.7            43.0             35.2
Deferred income taxes........................................................         359.7           377.0            389.4
Other closed block assets....................................................          24.0            62.3              6.2
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,333.8         9,332.9          7,089.7
                                                                               --------------  --------------   --------------
Policy liabilities and accruals..............................................       9,686.9         9,723.1          8,301.7
Policyholder dividends payable...............................................         365.5           369.8            325.1
Policyholder dividend obligation.............................................         535.9           519.2             --
Other closed block liabilities...............................................          41.5            63.0             12.3
                                                                               --------------  --------------   --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,629.8        10,675.1          8,639.1
                                                                               --------------  --------------   --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................    $  1,296.0      $  1,342.2       $  1,549.4
                                                                               ==============  ==============   ==============


                                                                                                         YEAR ENDED
CLOSED BLOCK REVENUES AND EXPENSES AND CHANGES IN                               CUMULATIVE              DECEMBER 31,
POLICYHOLDER DIVIDEND OBLIGATION:                                                  FROM         ------------------------------
($ amounts in millions)                                                          INCEPTION           2004            2003
                                                                               --------------   --------------  --------------

Premiums.....................................................................    $  5,170.8       $    932.8      $  1,000.1
Net investment income........................................................       2,771.2            560.0           573.1
Net realized investment losses...............................................         (91.1)            (2.0)           (9.4)
                                                                               --------------   --------------  --------------
TOTAL REVENUES...............................................................       7,850.9          1,490.8         1,563.8
                                                                               --------------   --------------  --------------
Policy benefits, excluding dividends.........................................       5,367.6          1,007.1         1,058.0
Other operating expenses.....................................................          57.9              8.9            10.0
                                                                               --------------   --------------  --------------
Total benefits and expenses, excluding policyholder dividends................       5,425.5          1,016.0         1,068.0
                                                                               --------------   --------------  --------------
Closed block contribution to income before dividends and income taxes........       2,425.4            474.8           495.8
Policyholder dividends.......................................................       2,000.2            403.9           419.4
                                                                               --------------   --------------  --------------
Closed block contribution to income before income taxes......................         425.2             70.9            76.4
Applicable income taxes......................................................         149.3             24.7            26.8
                                                                               --------------   --------------  --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................................    $    275.9       $     46.2      $     49.6
                                                                               ==============   ==============  ==============

Policyholder dividends provided through earnings.............................    $  2,045.4       $    403.9      $    419.4
Policyholder dividends provided through other comprehensive income...........         436.5              3.8           (45.5)
                                                                               --------------   --------------  --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............................       2,481.9            407.7           373.9
POLICYHOLDER DIVIDENDS PAID..................................................      (1,905.6)          (395.3)         (395.6)
                                                                               --------------   --------------  --------------
Change in policyholder dividend liabilities..................................         576.3             12.4           (21.7)
Policyholder dividend liabilities, beginning of period.......................         325.1            889.0           910.7
                                                                               --------------   --------------  --------------
Policyholder dividend liabilities, end of period.............................         901.4            901.4           889.0
  Less:  Policyholder dividends payable, end of period.......................         365.5            365.5           369.8
                                                                               --------------   --------------  --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............................    $    535.9       $    535.9      $    519.2
                                                                               ==============   ==============  ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

[begin italic] We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value. [end italic]

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                     2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE        COST
                                                                --------------  --------------   --------------  --------------

U.S. government and agency...................................    $     676.4     $     622.7      $     755.2     $     712.7
State and political subdivision..............................          446.5           413.7            510.3           468.4
Foreign government...........................................          314.8           284.0            260.4           239.0
Corporate....................................................        7,365.4         7,040.7          6,763.4         6,410.0
Mortgage-backed..............................................        3,253.4         3,122.9          3,097.5         2,963.4
Other asset-backed...........................................        1,417.1         1,405.0          1,882.0         1,863.6
                                                                --------------  --------------   --------------  --------------
DEBT SECURITIES..............................................    $  13,473.6     $  12,889.0      $  13,268.8     $  12,657.1
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $   6,949.6     $   6,515.2      $   6,906.4     $   6,471.1
                                                                ==============  ==============   ==============  ==============


                                                                                    AS OF DECEMBER 31,
FAIR VALUE AND COST OF DEBT SECURITIES:                         ---------------------------------------------------------------
($ amounts in millions)                                                      2004                            2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE         COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Lombard International Assurance, S.A.........................    $      43.3     $      43.3      $      41.1     $      41.1
Other equity securities......................................          116.9           101.1            142.9           127.3
                                                                --------------  --------------   --------------  --------------
EQUITY SECURITIES............................................    $     160.2     $     144.4      $     184.0     $     168.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $      90.8     $      78.3      $      82.9     $      75.0
                                                                ==============  ==============   ==============  ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal and Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).


                                                                                      AS OF DECEMBER 31,
                                                                -------------------------------------------------------------
UNREALIZED GAINS AND LOSSES FROM                                             2004                           2003
DEBT AND EQUITY SECURITIES:                                     -----------------------------   -----------------------------
($ amounts in millions)                                             GAINS          LOSSES           GAINS          LOSSES
                                                                --------------  -------------   --------------  -------------

U.S. government and agency...................................     $     55.4     $     (1.7)     $     44.0      $    (1.5)
State and political subdivision..............................           34.4           (1.6)           43.5           (1.6)
Foreign government...........................................           31.1           (0.3)           23.2           (1.8)
Corporate....................................................          364.2          (39.5)          400.4          (47.0)
Mortgage-backed..............................................          137.0           (6.5)          143.4           (9.3)
Other asset-backed...........................................           32.4          (20.3)           55.6          (37.2)
                                                                --------------  -------------   --------------  -------------
Debt securities gains and losses.............................     $    654.5     $    (69.9)     $    710.1      $   (98.4)
                                                                ==============  =============   ==============  =============
DEBT SECURITIES NET GAINS....................................     $    584.6                     $    611.7
                                                                ==============                  ==============

Equity securities gains and losses...........................     $     19.1     $     (3.3)     $     17.4      $    (1.8)
                                                                ==============  =============   ==============  =============
EQUITY SECURITIES NET GAINS..................................     $     15.8                     $     15.6
                                                                ==============                  ==============


                                                                         AS OF DECEMBER 31, 2004
                                            ----------------------------------------------------------------------------------------
AGING OF TEMPORARILY IMPAIRED                  LESS THAN 12 MONTHS          GREATER THAN 12 MONTHS               TOTAL
DEBT AND EQUITY SECURITIES:                 ---------------------------   --------------------------   -----------------------------
($ amounts in millions)                          FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES          VALUE         LOSSES
                                            ---------------------------   --------------------------   -----------------------------
DEBT SECURITIES
U.S. government and agency...............     $     85.6     $    (1.4)      $     4.9      $   (0.3)      $    90.5     $    (1.7)
State and political subdivision..........           41.6          (1.2)            9.0          (0.4)           50.6          (1.6)
Foreign government.......................           --            --              10.6          (0.3)           10.6          (0.3)
Corporate................................        1,212.6         (16.1)          418.8         (23.4)        1,631.4         (39.5)
Mortgage-backed..........................          589.4          (4.8)          113.6          (1.7)          703.0          (6.5)
Other asset-backed.......................          444.6          (5.3)           96.8         (15.0)          541.4         (20.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------
DEBT SECURITIES..........................     $  2,373.8     $   (28.8)      $   653.7      $  (41.1)      $ 3,027.5     $   (69.9)
COMMON STOCK.............................           15.3          (2.4)            5.4          (0.9)           20.7          (3.3)
                                            -------------  -------------   -------------  ------------   ------------  -------------

TOTAL TEMPORARILY IMPAIRED SECURITIES....     $  2,389.1     $   (31.2)      $   659.1      $  (42.0)      $ 3,048.2     $   (73.2)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS INSIDE THE CLOSED BLOCK..........     $    702.0     $   (10.7)      $   347.9      $  (16.2)      $ 1,049.9     $   (26.9)
                                            =============  =============   =============  ============   ============  =============

AMOUNTS OUTSIDE THE CLOSED BLOCK.........     $  1,687.1     $   (20.5)      $   311.2      $  (25.8)      $ 1,998.3     $   (46.3)
                                            =============  =============   =============  ============   ============  =============
AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE........     $     66.8     $     (2.2)      $    68.3     $  (12.2)      $   135.1     $   (14.4)
                                            =============  =============   =============  ============   ============  =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES..............                    $     (0.8)                    $   (4.5)                    $    (5.3)
                                                           =============                  ============                 =============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

[begin italic] We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance. [end italic]

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

                                                                                       AS OF DECEMBER 31,
CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                 ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING                         CARRYING
                                                                    VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                                                --------------  --------------   --------------  --------------
PROPERTY TYPE
Apartment buildings..........................................    $      81.8     $      82.8      $     105.1     $     106.7
Office buildings.............................................           18.0            18.2             49.0            49.7
Retail stores................................................           92.5            93.6            109.0           110.7
Industrial buildings.........................................           25.4            25.7             33.7            34.2
Other........................................................            0.1             0.1              0.1             0.1
                                                                --------------  --------------   --------------  --------------
Subtotal.....................................................          217.8           220.4            296.9           301.4
  Less:  Valuation allowances................................            9.9            --               12.8            --
                                                                --------------  --------------   --------------  --------------
MORTGAGE LOANS...............................................    $     207.9     $     220.4      $     284.1     $     301.4
                                                                ==============  ==============   ==============  ==============

Amounts applicable to the closed block.......................    $     181.9     $     184.1      $     228.5     $     242.4
                                                                ==============  ==============   ==============  ==============

We had no delinquent or in-process-of-foreclosure mortgage loans as of both December 31, 2004 and 2003. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $12.9 million and $25.8 million as of December 31, 2004 and 2003, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

                                                                                         YEAR ENDED DECEMBER 31,
MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                    ---------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Valuation allowance, beginning of year.......................................   $      12.8     $      15.5     $      15.0
Additions charged to income..................................................          --               0.8             0.6
Deductions for write-offs and disposals......................................          (2.9)           (3.5)           (0.1)
                                                                               --------------  --------------  --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $       9.9     $      12.8     $      15.5
                                                                               ==============  ==============  ==============

During the three years ended December 31, 2004, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2004.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

[begin italic] We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for the quarter to eliminate any lag in reporting.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to estimate changes in valuations each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes both downward and upward adjustments in estimated values based on the indices, but when the general partner reduces the value of a private investee company, we do not adjust the fair value upward (by applying the public sector index) in excess of the most recent value reported by the general partner. Finally, we revise the valuations we have assigned to the investee companies annually to reflect the valuations in the audited financial statements received from the venture capital partnerships. [end italic]



                                                                                           YEAR ENDED DECEMBER 31,
NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                 ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Net realized gains (losses) on partnership cash and stock distributions......   $      13.7     $      17.4     $      (4.7)
Net unrealized gains (losses) on partnership investments.....................          14.4            38.2           (47.2)
Partnership operating expenses...............................................          (2.6)           (6.6)           (7.4)
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS).................................................   $      25.5     $      49.0     $     (59.3)
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $       6.2     $      12.8     $      --
                                                                               ==============  ==============  ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

                                                                                           YEAR ENDED DECEMBER 31,
ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                ----------------------------------------------
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                         2004            2003            2002
($ amounts in millions)                                                        --------------  --------------  --------------

Closed block.................................................................   $       1.0     $      --       $      --
General account..............................................................           6.8            33.4            12.8
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $       7.8     $      33.4     $      12.8
                                                                               ==============  ==============  ==============


                                                                                           YEAR ENDED DECEMBER 31,
INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                           ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------

Contributions................................................................   $      59.2     $      41.3     $      43.0
Equity in earnings (losses) of partnerships..................................          25.5            49.0           (59.3)
Distributions................................................................         (64.3)          (43.6)          (41.7)
Proceeds from sale of partnership interests..................................          --             (26.1)           --
Realized loss on sale of partnership interests...............................          --             (14.3)           (5.1)
                                                                               --------------  --------------  --------------
Change in venture capital partnerships.......................................          20.4             6.3           (63.1)
Venture capital partnership investments, beginning of period.................         234.9           228.6           291.7
                                                                               --------------  --------------  --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     255.3     $     234.9     $     228.6
                                                                               ==============  ==============  ==============


UNFUNDED COMMITMENTS AND INVESTMENTS IN VENTURE CAPITAL PARTNERSHIPS:                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
UNFUNDED COMMITMENTS
Closed block                                                                                    $      83.0     $      48.3
Venture capital segment.....................................................................           53.5            76.7
                                                                                               ==============  ==============
TOTAL UNFUNDED COMMITMENTS..................................................................    $     136.5     $     125.0
                                                                                               ==============  ==============

VENTURE CAPITAL PARTNERSHIPS
Closed block                                                                                    $      52.4     $      38.6
Venture capital segment.....................................................................          202.9           196.3
                                                                                               ==============  ==============
TOTAL VENTURE CAPITAL PARTNERSHIPS..........................................................    $     255.3     $     234.9
                                                                                               ==============  ==============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received.

AFFILIATE EQUITY AND DEBT SECURITIES

[begin italic] Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity. [end italic]

We present affiliate debt securities in the available-for-sale debt securities caption.

                                                                                                  AS OF DECEMBER 31, 2003
CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                               ------------------------------
($ amounts in millions)                                                                          CARRYING
                                                                                                   VALUE           COST
                                                                                               --------------  --------------

Aberdeen common stock.......................................................................    $      38.3     $      20.0
Other.......................................................................................            9.2            18.9
                                                                                               --------------  --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5     $      38.9
                                                                                               ==============  ==============

Aberdeen 7.5% convertible notes.............................................................    $      27.5     $      27.5
                                                                                               --------------  --------------
AFFILIATE DEBT SECURITIES...................................................................    $      27.5     $      27.5
                                                                                               ==============  ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.


                                                                                          YEAR ENDED DECEMBER 31,
SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                 ----------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Aberdeen common stock dividends..............................................   $       3.0     $       2.7     $       3.8
Equity in Aberdeen undistributed income (loss)...............................         (21.9)           (2.0)            2.3
HRH common stock dividends...................................................          --              --               0.5
Equity in HRH undistributed income...........................................          --              --               2.5
Other........................................................................           1.7            (2.7)           (3.2)
                                                                               --------------  --------------  --------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME................................   $     (17.2)    $      (2.0)    $       5.9
                                                                               ==============  ==============  ==============

Aberdeen convertible notes and bonds.........................................   $       2.0     $       2.5     $       3.8
Aberdeen 5.875% convertible notes............................................          --               0.1             1.3
                                                                               --------------  --------------  --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME..................................   $       2.0     $       2.6     $       5.1
                                                                               ==============  ==============  ==============

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.


                                                                                         YEAR ENDED DECEMBER 31,
AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                               ---------------------------------------------
($ amounts in millions)                                                            2004            2003            2002
                                                                               --------------  --------------  --------------

Equity in undistributed earnings (losses) of affiliates......................   $     (12.3)    $       0.5     $       3.7
Unrealized gain on trading securities........................................          55.1            --              --
Realized investment gain (loss)..............................................          --             (55.0)           --
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................   $      42.8     $     (54.5)    $       3.7
                                                                               ==============  ==============  ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, which will be recognized as a realized investment loss in our 2005 consolidated statement of income. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

POLICY LOANS AND OTHER INVESTED ASSETS

[begin italic] Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements. [end italic]


                                                                                                     AS OF DECEMBER 31,
OTHER INVESTED ASSETS:                                                                         ------------------------------
($ amounts in millions)                                                                            2004            2003
                                                                                               --------------  --------------

Transportation and other equipment leases...................................................    $      67.8     $      68.7
Separate account equity investments.........................................................           40.0            49.2
Mezzanine partnerships......................................................................           61.7            50.9
Affordable housing partnerships.............................................................           23.4            24.8
Derivative instruments (Note 12)............................................................           19.4            30.0
Other affiliate investments.................................................................            8.8            20.3
Real estate.................................................................................           70.1            64.0
Other partnership interests.................................................................           76.3            80.8
                                                                                               --------------  --------------
OTHER INVESTED ASSETS.......................................................................    $     367.5     $     388.7
                                                                                               ==============  ==============

Amounts applicable to the closed block......................................................    $      60.0     $      46.7
                                                                                               ==============  ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income. [end italic]

                                                                                           YEAR ENDED DECEMBER 31,
SOURCES OF NET INVESTMENT INCOME:                                              ----------------------------------------------
($ amounts in millions)                                                             2004            2003            2002
                                                                               --------------  --------------  --------------
Debt securities..............................................................   $     774.4     $     767.0     $     734.1
Equity securities............................................................           3.2             2.1             3.9
Mortgage loans...............................................................          22.5            32.6            40.4
Venture capital partnerships.................................................          25.5            49.0           (59.3)
Affiliate equity securities..................................................          --              --               5.9
Policy loans.................................................................         167.1           171.7           171.8
Other investments............................................................          48.8            35.0            17.1
Cash and cash equivalents....................................................           4.4             6.8            10.8
                                                                               --------------  --------------  --------------
Total investment income......................................................       1,045.9         1,064.2           924.7
  Less:  Investment expenses.................................................          18.0            18.2            17.4
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,027.9         1,046.0           907.3
Debt and equity securities pledged as collateral (Note 7)....................          40.1            52.2            31.0
                                                                               --------------  --------------  --------------
NET INVESTMENT INCOME........................................................   $   1,068.0     $   1,098.2     $     938.3
                                                                               ==============  ==============  ==============

Amounts applicable to the closed block.......................................   $     560.0     $     573.1     $     562.0
                                                                               ==============  ==============  ==============

For 2004, 2003 and 2002, net investment income was lower by $9.5 million, $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.8 million, $5.5 million and $5.2 million, respectively, related to the closed block.


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ---------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security impairments....................................................   $     (15.5)    $     (76.1)    $    (114.3)
Equity security impairments..................................................          (1.5)           (4.3)           (9.8)
Mortgage loan impairments....................................................          --              (4.1)           (0.6)
Venture capital partnership impairments......................................          --              (4.6)           (5.1)
Affiliate equity security impairments........................................         (11.0)          (96.9)           --
Other invested asset impairments.............................................          (3.3)          (16.5)          (22.0)
Debt and equity securities pledged as collateral impairments.................         (16.6)           (8.3)          (34.9)
                                                                               --------------  --------------  --------------
IMPAIRMENT LOSSES............................................................         (47.9)         (210.8)         (186.7)
                                                                               --------------  --------------  --------------
Debt security transaction gains..............................................          39.0            93.7            92.6
Debt security transaction losses.............................................         (10.6)          (28.9)          (45.9)
Equity security transaction gains............................................          17.7            58.8           116.3
Equity security transaction losses...........................................          (5.9)           (9.2)          (22.4)
Mortgage loan transaction gains (losses).....................................           0.2            (1.3)            0.2
Venture capital partnership transaction losses...............................          --              (9.7)           --
Other invested asset transaction gains (losses)..............................           5.5             9.4             2.1
                                                                               --------------  --------------  --------------
NET TRANSACTION GAINS........................................................          45.9           112.8           142.9
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------

Net realized investment losses...............................................   $      (2.0)    $     (98.0)    $     (43.8)
                                                                               --------------  --------------  --------------
Applicable closed block policyholder dividend obligation (reduction).........           3.7            (5.9)          (40.3)
Applicable deferred policy acquisition costs (benefit).......................          (0.4)           (4.1)           25.1
Applicable deferred income tax benefit.......................................           3.1           (35.6)           (0.5)
                                                                               --------------  --------------  --------------
Offsets to realized investment losses........................................           6.4           (45.6)          (15.7)
                                                                               --------------  --------------  --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $      (8.4)    $     (52.4)    $     (28.1)
                                                                               ==============  ==============  ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million, $5.9 million and $8.6 million for 2004, 2003 and 2002, respectively.

On May 25, 2004, we sold our Enfield, Connecticut office facility for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

[begin italic] We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes. [end italic]

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt securities..............................................................   $     (27.1)    $     (66.1)    $     404.1
Equity securities............................................................           0.2           (27.7)           22.8
Debt and equity securities pledged as collateral.............................           7.8           116.4            42.6
Other investments............................................................          --               4.9            (1.1)
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $     (19.1)    $      27.5     $     468.4
                                                                               ==============  ==============  ==============

Net unrealized investment gains (losses).....................................   $     (19.1)    $      27.5     $     468.4
                                                                               --------------  --------------  --------------
Applicable policyholder dividend obligation..................................           3.6           (45.5)          369.4
Applicable deferred policy acquisition costs.................................          (7.7)          (12.4)           95.9
Applicable deferred income taxes (benefit)...................................          (9.8)           (5.4)          (13.8)
                                                                               --------------  --------------  --------------
Offsets to net unrealized investment gains...................................         (13.9)          (63.3)          451.5
                                                                               --------------  --------------  --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................   $      (5.2)    $      90.8     $      16.9
                                                                               ==============  ==============  ==============

INVESTING CASH FLOWS

[begin italic] Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less. [end italic]

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:
($ amounts in millions)                                                                    YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Debt security purchases......................................................   $  (4,052.9)    $  (5,385.4)    $  (4,725.5)
Equity security purchases....................................................         (66.3)         (125.4)          (58.3)
Venture capital partnership investments......................................         (59.3)          (41.6)          (43.0)
Affiliate equity and debt security purchases.................................          --              --             (28.0)
Other invested asset purchases...............................................         (25.8)          (27.2)          (73.0)
Policy loan advances, net....................................................          44.7           (31.9)          (23.7)
                                                                               --------------  --------------  --------------
INVESTMENT PURCHASES.........................................................   $  (4,159.6)    $  (5,611.5)    $  (4,951.5)
                                                                               ==============  ==============  ==============

Debt securities sales........................................................   $   2,405.2     $   2,124.7     $   1,805.1
Debt securities maturities and repayments....................................       1,483.0         1,792.0         1,305.6
Equity security sales........................................................         111.2           235.7           273.2
Mortgage loan maturities and principal repayments............................          77.2           180.3            67.7
Venture capital partnership capital distributions............................          59.4            54.2            28.5
Affiliate securities sales...................................................           1.0            --              --
Real estate and other invested assets sales..................................          76.8            30.3            69.9
                                                                               --------------  --------------  --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,213.8     $   4,417.2     $   3,550.0
                                                                               ==============  ==============  ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2004 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2004.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                            DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  --------------  --------------

Due in one year or less......................................................   $     164.7     $      25.1     $     189.8
Due after one year through five years........................................       2,356.0            89.3         2,445.3
Due after five years through ten years.......................................       3,642.4            59.8         3,702.2
Due after ten years..........................................................       6,725.9            33.7         6,759.6
                                                                               --------------  --------------  --------------
TOTAL........................................................................   $  12,889.0     $     207.9     $  13,096.9
                                                                               ==============  ==============  ==============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

[begin italic] Effective January 1, 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting unit level at least annually. To test for impairments, we calculate the fair value of each reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted. [end italic]

Upon adoption of the new accounting standard, we recorded an after-tax cumulative effect charge of $10.3 million to reduce the carrying value of goodwill and other indefinite-lived intangible assets to fair value. This reduction was related to an international equity investment.


GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                      YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                     GROSS           NET             GROSS            NET
                                                                --------------  --------------   --------------  --------------

Goodwill.....................................................    $       5.8     $       4.5      $       5.8     $       4.5
Other........................................................            3.2             0.6              3.2             0.6
                                                                --------------  --------------   --------------  --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0     $       5.1      $       9.0     $       5.1
                                                                ==============  ==============   ==============  ==============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), we converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased our ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.

5. FINANCING ACTIVITIES

INDEBTEDNESS

[begin italic] We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates. [end italic]

INDEBTEDNESS:                                                                          AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                              2004                           2003
                                                                ------------------------------   ------------------------------
                                                                  CARRYING          FAIR           CARRYING          FAIR
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                --------------  --------------   --------------  --------------

6.95% surplus notes..........................................    $      30.2     $      34.4      $     175.0     $     188.8
7.15% surplus notes..........................................          173.9           174.8             --              --
                                                                --------------  --------------   --------------  --------------
TOTAL INDEBTEDNESS...........................................    $     204.1     $     209.2      $     175.0     $     188.8
                                                                ==============  ==============   ==============  ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, we entered into a new $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility that was to expire on December 20, 2004. The prior facility consisted of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million three-year revolving credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. The $25 million drawn by Phoenix Investment Partners on the prior facility was refinanced using this new facility at the Eurodollar rate.


INTEREST EXPENSE ON INDEBTEDNESS:                                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

INTEREST EXPENSE INCURRED....................................................   $      12.8     $      12.2     $      12.2
                                                                               ==============  ==============  ==============
INTEREST PAID................................................................   $      12.6     $      12.2     $      12.2
                                                                               ==============  ==============  ==============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

[begin italic] Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered. [end italic]

7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, we serve as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $3.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our principal life insurance subsidiary's general account. Our asset management affiliates earned advisory fees of $8.0 million, $10.4 million and $7.9 million during the years ended December 31, 2004, 2003 and 2002, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our life insurance subsidiary's general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our life insurance subsidiary's direct investment in the eight collateralized obligation trusts is $79.9 million at December 31, 2004 ($30.9 million of which relates to trusts that are consolidated). Of that exposure, $54.7 million ($20.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

We consolidated three collateralized obligation trusts as of December 31, 2004, 2003 and 2002. As of December 31, 2004, our direct investment in the three consolidated collateralized obligation trusts is $30.9 million ($20.0 million of which is an investment grade debt security). We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $3.4 million, $3.6 million and $2.6 million for the years ended December 31, 2004, 2003 and 2002, respectively, related to these three consolidated obligation trusts.

Five variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $1.6 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $49.0 million ($34.7 million of which are investment grade debt securities at December 31, 2004). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $4.6 million, $6.8 million and $5.3 million for the years ended December 31, 2004, 2003 and 2002, respectively.


CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      94.4     $     148.8
Phoenix CDO II..............................................................................          294.5           332.6
Phoenix-Mistic 2002-1 CDO...................................................................          967.0           963.4
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.9     $   1,444.8
                                                                                               ==============  ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS:
Phoenix CDO I (March 2011 maturity).........................................................    $     127.3     $     183.2
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          329.4           375.6
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................          898.5           913.2
                                                                                               --------------  --------------
TOTAL.......................................................................................    $   1,355.2     $   1,472.0
                                                                                               ==============  ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $1,278.8 million and $1,350.0 million at December 31, 2004 and 2003, respectively. In addition, cash and accrued investment income of $77.1 million and $94.8 million are included in these amounts at December 31, 2004 and 2003, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,253.4 million and $1,344.2 million at December 31, 2004 and 2003, respectively, and non-recourse derivative cash flow hedge liabilities of $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) and $127.7 million (notional amount of $1,211.3 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $37.7 million and $22.3 million at December 31, 2004 and 2003, respectively.

[begin italic] Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income. [end italic]

EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                                 AS OF AND FOR THE
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Decrease in net income or increase in net loss...............................   $     (12.9)    $      (2.4)    $     (26.3)
                                                                               ==============  ==============  ==============

Reduction to stockholders' equity............................................   $     (67.5)    $     (77.3)    $    (204.9)
                                                                               ==============  ==============  ==============

The above non-cash charges to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2014 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                    AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ---------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   ------------------------------
                                                                  FAIR VALUE        COST          FAIR VALUE         COST
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $   1,276.9     $   1,159.9      $   1,348.8     $   1,238.6
Equity securities pledged as collateral......................            1.9             0.4              1.2             0.7
                                                                --------------  --------------   --------------  --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $   1,278.8     $   1,160.3      $   1,350.0     $   1,239.3
                                                                ==============  ==============   ==============  ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                         AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               --------------------------------------------------------------
($ amounts in millions)                                                      2004                             2003
                                                                ------------------------------   -----------------------------
                                                                     GAINS          LOSSES            GAINS          LOSSES
                                                                --------------  --------------   --------------  --------------

Debt securities pledged as collateral........................    $     131.3     $     (14.3)     $     138.5     $     (28.3)
Equity securities pledged as collateral......................            1.6            (0.1)             0.7            (0.2)
                                                                --------------  --------------   --------------  --------------
TOTAL........................................................    $     132.9     $     (14.4)     $     139.2     $     (28.5)
                                                                ==============  ==============   ==============  ==============
NET UNREALIZED GAINS.........................................    $     118.5                      $     110.7
                                                                ==============                   ==============


AGING OF TEMPORARILY IMPAIRED                                              AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           ------------------------------------------------------------------------------------
AS COLLATERAL:                                   LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS              TOTAL
($ amounts in millions)                      --------------------------   --------------------------   --------------------------
                                                 FAIR       UNREALIZED        FAIR       UNREALIZED       FAIR        UNREALIZED
                                                 VALUE        LOSSES          VALUE        LOSSES         VALUE         LOSSES
                                             ------------  ------------   ------------  ------------   ------------  ------------

Corporate..................................   $     16.2    $     (0.2)    $     25.2    $     (4.0)    $     41.4    $     (4.2)
Mortgage-backed............................         --            --             23.9          (8.3)          23.9          (8.3)
Other asset-backed.........................         --            --             21.0          (1.8)          21.0          (1.8)
                                             ------------  ------------   ------------  ------------   ------------  ------------
DEBT SECURITIES............................   $     16.2    $     (0.2)    $     70.1    $    (14.1)    $     86.3    $    (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --            --             --            (0.1)          --            (0.1)
                                             ------------  ------------   ------------  ------------   ------------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2    $     (0.2)    $     70.1    $    (14.2)    $     86.3    $    (14.4)
                                             ============  ============   ============  ============   ============  ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2004
($ amounts in millions)                                                                                           COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      20.7
Due after one year through five years.......................................................................         294.3
Due after five years through ten years......................................................................         689.8
Due after ten years.........................................................................................         155.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $   1,159.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2004 and 2003 is ($0.7) million and $0.0 million, respectively. See Note 7 to our consolidated financial statements for information on realized investment losses related to these CDOs.

8. INCOME TAXES

[begin italic] We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return. [end italic]

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $     (12.5)    $       1.5     $     (14.3)
  Deferred...................................................................          72.2             2.4            (3.7)
                                                                               --------------  --------------  --------------
  Continuing operations......................................................          59.7             3.9           (18.0)
  Equity in earnings of affiliates...........................................          (6.8)           (0.2)            2.6
                                                                               --------------  --------------  --------------
NET INCOME (LOSS)............................................................          52.9             3.7           (15.4)
Other comprehensive income...................................................         (14.0)           (2.4)           (6.0)
                                                                               --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS)..................................................   $      38.9     $       1.3     $     (21.4)
                                                                               ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)................................................   $       6.0     $       1.3     $      (2.2)
                                                                               ==============  ==============  ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------

Income (loss) from continuing operations before income taxes
  and minority interest......................................................   $     194.0     $      41.1     $     (33.0)
                                                                               --------------  --------------  --------------
Income taxes (benefit) at statutory rate of 35.0%............................          67.9            14.4           (11.6)
Tax-advantaged investment income.............................................         (10.8)           (6.9)          (12.6)
Tax interest recoveries......................................................          --              (1.1)           --
Realized losses on available-for-sale securities pledged as collateral.......           4.5             0.9             9.2
Other, net...................................................................          (1.9)           (3.4)           (3.0)
                                                                               --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS...................   $      59.7     $       3.9     $     (18.0)
                                                                               ==============  ==============  ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                      YEAR ENDED
($ amounts in millions)                                                                                 DECEMBER 31,
                                                                                               ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     214.1     $     215.2
Unearned premiums / deferred revenues.......................................................          118.1           125.1
Employee benefits...........................................................................           73.0            74.0
Intangible assets...........................................................................            2.6             2.7
Net operating loss carryover benefits.......................................................           29.9            39.3
Low income housing tax credit carryover benefits............................................           12.3            12.3
Foreign tax credits carryover benefits......................................................            0.1             0.1
Valuation allowance.........................................................................           (1.1)           (1.7)
Other.......................................................................................            6.1             1.0
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          455.1           468.0
                                                                                               --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (335.6)         (316.1)
Investments.................................................................................         (133.2)         (114.9)
Other.......................................................................................           (7.8)           (6.8)
                                                                                               --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (476.6)         (437.8)
                                                                                               --------------  --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (21.5)    $      30.2
                                                                                               ==============  ==============

We have elected to file a consolidated federal income tax return for 2004 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2004, we had deferred tax assets related to net operating losses of $28.8 million for federal income tax purposes and $1.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $21.4 million in 2017, $4.4 million in 2018 and $3.0 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire between 2020 and 2023. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $1.1 million and a $1.7 million valuation allowance has been established at the end of 2004 and 2003, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2004, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2022, $4.1 million in 2023 and $4.1 million in 2024.

As of December 31, 2004, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2004 and 2003 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Tax-advantaged investment income for 2004 includes a $5.7 million benefit related to the favorable resolution of certain tax matters with the IRS.

9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

[begin italic] We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002. [end italic]

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                                YEAR ENDED DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003            2002
                                                                               --------------  --------------  --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           6.00%           6.50%
Future compensation increase rate............................................       4.00%           3.50%           3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%          10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%          12.00%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       6.00%           6.50%           7.00%
Future compensation increase rate............................................       3.50%           3.50%           4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%           9.00%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%           5.00%
Future health care cost increase rate, age 64 and younger....................       9.25%          10.00%           5.50%
Future health care cost increase rate, age 65 and older......................      11.25%          12.00%           5.50%


CHANGES IN PENSION PLANS' ASSETS AND                                                YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ---------------------------------------------------------------
($ amounts in millions)                                                 EMPLOYEE PLAN                  SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      44.3     $      66.4      $      --       $      --
Employer contributions.......................................            8.9            --                5.7             5.1
Participant benefit payments.................................          (25.7)          (25.2)            (5.7)           (5.1)
                                                                --------------  --------------   --------------  --------------
Change in plan assets........................................           27.5            41.2             --              --
Plan assets, beginning of year...............................          368.9           327.7             --              --
                                                                --------------  --------------   --------------  --------------
PLANS' ASSETS, END OF YEAR...................................    $     396.4     $     368.9      $      --       $      --
                                                                ==============  ==============   ==============  ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.1)    $     (37.1)     $      (7.0)    $      (8.4)
Actuarial gain (loss)........................................          (35.5)          (39.9)           (11.2)            7.6
Curtailment gain (loss)......................................            7.5             1.3              2.7            (2.2)
Participant benefit payments.................................           25.7            25.2              5.7             5.1
                                                                --------------  --------------   --------------  --------------
Change in projected benefit obligation.......................          (38.4)          (50.5)            (9.8)            2.1
Projected benefit obligation, beginning of year..............         (460.6)         (410.1)          (124.8)         (126.9)
                                                                --------------  --------------   --------------  --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (499.0)    $    (460.6)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============


FUNDED STATUS OF PENSION PLANS:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                         EMPLOYEE PLAN                 SUPPLEMENTAL PLAN
                                                                ------------------------------   ------------------------------
                                                                     2004            2003             2004            2003
                                                                --------------  --------------   --------------  --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (37.0)    $     (38.3)     $     (86.0)    $     (82.0)
Excess of accumulated benefit  obligation over plan assets...          (41.2)          (27.4)           (40.6)          (30.9)
                                                                --------------  --------------   --------------  --------------
Accrued benefit obligation in other liabilities..............          (78.2)          (65.7)          (126.6)         (112.9)
Intangible asset.............................................            8.0            11.0             --              --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           33.2            16.4             40.6            30.9
                                                                --------------  --------------   --------------  --------------
Funding status recognized in balance sheet...................          (37.0)          (38.3)           (86.0)          (82.0)
                                                                --------------  --------------   --------------  --------------
Net unamortized loss.........................................          (57.6)          (44.8)           (52.6)          (47.6)
Unamortized prior service (cost) credit......................           (8.0)          (11.0)             4.0             4.8
Net unamortized transition asset.............................           --               2.4             --              --
                                                                --------------  --------------   --------------  --------------
Funding status unrecognized in balance sheet.................          (65.6)          (53.4)           (48.6)          (42.8)
                                                                --------------  --------------   --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (102.6)    $     (91.7)     $    (134.6)    $    (124.8)
                                                                ==============  ==============   ==============  ==============

The Phoenix Companies expects to contribute $43.3 million to the employee pension plan through 2009, including $6.5 million during 2005.


FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        ------------------------------
                                                                                                    2004            2003
                                                                                               --------------  --------------

Accrued benefit obligation included in other liabilities....................................    $     (88.0)    $    (100.5)
                                                                                               --------------  --------------
Net unamortized gain........................................................................           10.3             6.3
Unamortized prior service (costs) credits...................................................            7.4            15.5
                                                                                               --------------  --------------
Funding status unrecognized in balance sheet................................................           17.7            21.8
                                                                                               --------------  --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (70.3)    $     (78.7)
                                                                                               ==============  ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded a non-recurring expense of $31.8 million ($20.7 million after income taxes), $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2004, 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.

10. OTHER COMPREHENSIVE INCOME

[begin italic] We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately. [end italic]

SOURCES OF OTHER COMPREHENSIVE INCOME:                                      YEAR ENDED DECEMBER 31,
($ amounts in millions)                      --------------------------------------------------------------------------------------
                                                         2004                         2003                         2002
                                             ---------------------------   --------------------------   ---------------------------
                                                 GROSS          NET           GROSS          NET           GROSS           NET
                                             ------------  -------------   ------------  ------------   ------------  -------------

Unrealized gains (losses) on
  investments.............................    $     23.9    $     17.2      $    140.9    $    164.5     $    609.1    $    108.3
Net realized investment losses on
  available-for-sale securities included
  in net income...........................         (43.0)        (22.4)         (113.4)        (73.7)        (140.7)        (91.4)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Net unrealized investment gains...........         (19.1)         (5.2)           27.5          90.8          468.4          16.9
Net unrealized foreign currency
  translation adjustment .................          (4.6)         (0.6)           11.9           8.2            7.1           1.2
Net unrealized derivative instruments
  gains (losses)..........................          13.1          13.3            35.9          36.6         (128.0)       (129.9)
                                             ------------  -------------   ------------  ------------   ------------  -------------
Other comprehensive income (loss).........         (10.6)   $      7.5            75.3    $    135.6          347.5    $   (111.8)
                                             ------------  =============   ------------  ============   ------------  =============
Applicable policyholder dividend
  obligation..............................           3.6                         (45.5)                       369.4
Applicable deferred policy acquisition
  cost amortization.......................          (7.7)                        (12.4)                        95.9
Applicable deferred income taxes
  (benefit)...............................         (14.0)                         (2.4)                        (6.0)
                                             --------------                -------------                -------------
Offsets to other comprehensive income.....         (18.1)                        (60.3)                       459.3
                                             --------------                -------------                -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $      7.5                    $    135.6                   $   (111.8)
                                             ==============                =============                =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                       AS OF DECEMBER 31,
($ amounts in millions)                                                 -------------------------------------------------------
                                                                                   2004                         2003
                                                                        --------------------------   --------------------------
                                                                            GROSS         NET            GROSS         NET
                                                                        ------------  ------------   ------------  ------------

Unrealized gains on investments....................................      $    718.9    $    152.7     $    738.0    $    157.9
Unrealized foreign currency translation adjustment.................             5.7           3.2           10.3           3.8
Unrealized losses on derivative instruments........................          (123.2)       (107.4)        (136.3)       (120.7)
                                                                        ------------  ------------   ------------  -------------
Accumulated other comprehensive income.............................           601.4    $     48.5          612.0    $     41.0
                                                                        ------------  ============   ------------  =============
Applicable policyholder dividend obligation........................           436.3                        432.7
Applicable deferred policy acquisition costs.......................            86.4                         94.1
Applicable deferred income taxes...................................            30.2                         44.2
                                                                        -------------                -------------
Offsets to accumulated other comprehensive income..................           552.9                        571.0
                                                                        -------------                -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $     48.5                   $     41.0
                                                                        =============                =============


11. DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.

12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

[begin italic] We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred. [end italic]


DERIVATIVE INSTRUMENTS HELD IN                                                              AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                         --------------------------------------------------------
($ amounts in millions)                                                             2004                        2003
                                                                         --------------------------   ---------------------------
                                               NOTIONAL
                                                AMOUNT        MATURITY       ASSET      LIABILITY         ASSET       LIABILITY
                                             -------------  -----------  ------------  ------------   -------------  ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007       $       2.8   $      --      $       4.5    $     --
    Non-hedging derivative instruments....           360       2007              16.5          14.0           25.1          21.7
Other.....................................            50     2004-2008            0.1          --              0.4          --
                                             -------------               ------------  ------------   -------------  ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      440                  $      19.4   $      14.0    $      30.0    $     21.7
                                             =============               ============  ============   =============  ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2004, 2003 and 2002. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $19.4 million as of December 31, 2004. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS
CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                          AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ---------------------------------------------------------------
($ amounts in millions)                                                       2004                            2003
                                                                ------------------------------   ------------------------------
                                                                    CARRYING         FAIR           CARRYING         FAIR
                                                                     VALUE           VALUE            VALUE          VALUE
                                                                --------------  --------------   --------------  --------------

Cash and cash equivalents....................................    $     324.0     $     324.0      $     382.7     $     382.7
Debt securities (Note 3).....................................       13,473.6        13,473.6         13,268.8        13,268.8
Available-for-sale equity securities (Note 3)................          160.2           160.2            184.0           184.0
Trading equity securities....................................           87.3            87.3             --              --
Mortgage loans (Note 3)......................................          207.9           220.4            284.1           301.4
Debt and equity securities pledged as collateral (Note 7)....        1,278.8         1,278.8          1,350.0         1,350.0
Derivative financial instruments.............................           19.4            19.4             30.0            30.0
Policy loans (Note 3)........................................        2,196.7         2,318.0          2,241.4         2,370.0
                                                                --------------  --------------   --------------  --------------
FINANCIAL ASSETS.............................................    $  17,747.9     $  17,881.7      $  17,741.0     $  17,886.9
                                                                ==============  ==============   ==============  ==============

Investment contracts (Note 2)................................    $   3,492.4     $   3,510.8      $   3,642.7     $   3,680.8
Non-recourse collateralized obligations (Note 7).............        1,355.2         1,355.9          1,472.0         1,444.8
Indebtedness (Note 5)........................................          204.1           209.2            175.0           188.8
Derivative financial instruments.............................           14.0            14.0             21.7            21.7
                                                                --------------  --------------   --------------  --------------
FINANCIAL LIABILITIES........................................    $   5,065.7     $   5,089.9      $   5,311.4     $   5,336.1
                                                                ==============  ==============   ==============  ==============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS


STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                    2004            2003           2002
                                                                               --------------  --------------  --------------

Statutory capital, surplus, and surplus notes................................   $     814.6     $     762.9     $     861.0
Asset valuation reserve (AVR)................................................         213.6           198.6           147.0
                                                                               --------------  --------------  --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,028.2     $     961.5     $   1,008.0
                                                                               ==============  ==============  ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $      35.1     $      69.7     $      44.5
                                                                               ==============  ==============  ==============
STATUTORY NET INCOME.........................................................   $      47.1     $      21.5     $       7.5
                                                                               ==============  ==============  ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2004 and 2003.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $69.7 million in 2004 and is able to pay $35.1 million in dividends in 2005 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $35.1 million in 2005, would be subject to the discretion of the New York Superintendent of Insurance.

14. PREMISES AND EQUIPMENT

[begin italic] Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases. [end italic]

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                               AS OF DECEMBER 31,
($ amounts in millions)                                         ---------------------------------------------------------------
                                                                             2004                             2003
                                                                ------------------------------   ------------------------------
                                                                                    CARRYING                        CARRYING
                                                                     COST            VALUE            COST            VALUE
                                                                --------------  --------------   --------------  --------------

Real estate..................................................    $     116.0     $      45.7      $     148.8     $      63.5
Equipment....................................................          168.7            23.6            154.8            31.8
                                                                --------------  --------------   --------------  --------------
Premises and equipment cost and carrying value...............          284.7     $      69.3            303.6     $      95.3
                                                                                ==============                   ==============
Accumulated depreciation and amortization....................         (215.4)                          (208.3)
                                                                --------------                   --------------
PREMISES AND EQUIPMENT.......................................    $      69.3                      $      95.3
                                                                ==============                   ==============

Depreciation and amortization expense for premises and equipment for 2004, 2003 and 2002 totaled $11.3 million, $16.2 million and $15.7 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $6.7 million, $11.7 million and $12.7 million in 2004, 2003 and 2002, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $10.1 million as of December 31, 2004, payable as follows: 2004, $3.6 million; 2005, $3.2 million; 2006, $2.4 million; 2007, $0.8 million; and 2008, $0.1 million.

15. RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $8.2 million, $8.2 million and $8.2 million for 2004, 2003 and 2002, respectively. Amounts payable to the affiliated investment advisors were $1.1 million and $1.5 million, as of December 31, 2004 and 2003, respectively. Variable product separate accounts fees were $3.2 million, $2.6 million and $5.3 million for 2004, 2003 and 2002, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 3%, 3% and 4% for the years ended December 31, 2004, 2003 and 2002, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $51.8 million for 2004 and $51.9 million for 2003. Amounts payable to PEPCO were $6.0 million and $5.5 million, as of December 31, 2004 and 2003, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. In 2004 and 2003, our subsidiaries incurred $32.4 million and $25.8 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees.

16. CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investment advisor, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. The Phoenix Companies' mutual funds, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests. In addition, representatives from the SEC's Office of Compliance, Inspections and Examinations are conducting compliance examinations of our mutual fund, variable annuity and mutual fund transfer agent operations.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue an action against us in the future.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased aggregate excess-of-loss reinsurance to further protect us from unfavorable results from this discontinued business. On February 7, 2005 we notified the aggregate excess-of-loss reinsurer that we were exercising our option to commute this contract. The commutation will be effective during the second quarter of 2005. The effect of the commutation will not be material to our consolidated financial statements.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our aggregate excess-of-loss reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our aggregate excess-of-loss reinsurance and reserves for amounts recoverable from retrocessionaires, were $110.0 million as of December 31, 2004. Our total amounts recoverable from retrocessionaires related to paid losses were $60.0 million as of December 31, 2004. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2004, 2003 and 2002, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members were involved in proceedings arising from business ceded to the London market. Those proceedings were settled.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. Subsequently, billing disputes have arisen between certain pool members and the retrocessionaires, including us, concerning certain losses ceded to the retrocession agreements. A significant portion of our remaining potential liabilities as a retrocessionaire of the Unicover pool has been recovered from certain of our retrocessionaires, and additional amounts may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from one other retrocessionaire, as discussed below under "Related Proceedings."

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $6.0 million of the amount we paid under the settlement.

The amounts paid and the results achieved in the above settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, as described below, have been resolved.

Currently, we remain involved in a London arbitration proceeding with one of those retrocessionaires. The arbitration concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The retrocessionaire appealed the arbitration decision only with respect to the Unicover business. We received a favorable decision from the Court of Appeal in December 2004. The retrocessionaire submitted a request to the House of Lords to review the decision. Two other disputes with this retrocessionaire were settled in March 2004 and did not have a material effect on our reinsurance recoverable balances. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $45.0 million, subject to further development.

A dispute with another retrocessionaire was the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings was to confirm the validity and enforce the terms of the retrocessional contracts. In December 2004, we settled the dispute and discontinued the arbitration proceedings. The amount received and the results achieved in the settlement were consistent with the amounts previously reflected in our consolidated financial statements. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire was $0.0 million.

A dispute with a third retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November 2003. In December 2003, the arbitration panel issued its interim decision, which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. Since then, this retrocessionaire has paid $8.0 million to bring the account current. As of December 31, 2004, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $0.0 million, subject to further development. In June 2004 the arbitration panel relinquished its jurisdiction.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the

1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2004 are adequate with respect to the 1996 and 1997 contract year disputes.

                                     PART C

                                     PART C

                                OTHER INFORMATION


ITEM 26.  EXHIBITS.


(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) establishing the Phoenix Mutual Variable Universal Life Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS.


      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793 as found under File No. 811-04721) on April 30, 2004.

      (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is filed herewith.


(d)   CONTRACTS.

      Version A:

      (1) Single Premium Variable Universal Life Insurance Policy, The Phoenix Edge(R), Form Number 5000 of Depositor with optional rider (VR101), is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).


      Version B:
      (1) Single Premium Variable Life Insurance Policy, The Phoenix Edge(R) - SPVL, Form Number V610 of Depositor, is incorporated by reference to Registrant's May 1, 2000 EDGAR filing on Form S-6 (File No. 033-06793) on May 1, 2000.


      (2) Guaranteed Death Benefit Rider, Form Number VR38 of Depositor, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004.

      (3) Living Benefits Rider, Form Number VR162 of Depositor, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004.


(e)   APPLICATIONS.

      Version A:

      The Phoenix Edge(R) Form of Application (Form Number OL2140) for a Variable Life Insurance Policy is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 033-06793).


      Version B:

      The Phoenix Edge(R) - SPVL Form of Application (Form Number OL2960 for a Variable Life Insurance Policy is incorporated by reference to Registrant's May 1, 2000 EDGAR filing on Form S-6 (File No. 033-06793).

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

      (1) Amended and Restated Charter of Phoenix Life Insurance Company dated December 20, 2004, filed herewith.

      (2) Amended and Restated Bylaws of Phoenix Life Insurance Company dated December 1, 2004, filed herewith.


(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

(1)       (a)  Participation Agreement dated May 1, 2000 between Phoenix Home
               Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(2)       (a)  Participation Agreement dated April 18, 1995 between Phoenix Home
               Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(4)       (a)  Fund Participation Agreement dated July 19, 1999 among Phoenix
               Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

          (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

          (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(5) Participation Agreement dated December 17, 1999 among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(7) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

(8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).


(9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004.


(i)   ADMINISTRATIVE CONTRACTS.


      (1) Administrative Service Agreement dated January 1, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Registrants EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004.

      (2) First Amendment to Service Agreement November 11, 2003 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated, is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004.

      (3) Second Amendment to Service Agreement dated February 27, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is filed herewith.

      (4) Third Amendment to Service Agreement dated November 15, 2004 between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is filed herewith.


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.


      (1) Opinion and Consent of Counsel of Joseph P. DeCresce, Esq., is filed herewith.


(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.


      (1) Consent of Independent Registered Public Accounting Firm, is filed herewith.
      (2) Consent of Brian A. Giantonio, Esq., is filed herewith.


(o)   OMITTED FINANCIAL STATEMENTS.


      (1) Representation Letter regarding Separate Account Financial Statements of Phoenix Life Insurance Company, et al is filed herewith.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries, LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Jean S. Blackwell                               Director
           Cummins Inc.
           500 Jackson Street
           Columbus, IN  47202-3005
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           McColl School of Business
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------


           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & MacRae, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray*                               Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           GreenPoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, President and Chief
                                                           Executive Officer
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President, General Counsel and Assistant
                                                           Secretary
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------
           Nancy J. Engberg*                               Vice President and Chief Compliance Officer
           ----------------------------------------------------------------------------------------------------------
           Scott R. Lindquist*                             Senior Vice President and Chief Accounting Officer
           ----------------------------------------------------------------------------------------------------------
           James D. Wehr**                                 Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------

           * The principal business address of this individual is One American Row, Hartford, CT 06102
           ** The principal business address of this individual is 56 Prospect
              Street, Hartford, CT 06115

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


[GRAPHIC OMITTED]

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29. INDEMNIFICATION.


Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.


Article VI Section 6.1 of the By laws of the Depositor (as amended and restated effective December 1, 2004) provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:


(1)  is or was a director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30.  PRINCIPAL UNDERWRITER.


1. Phoenix Equity Planning Corporation ("PEPCO")


     (a) Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


     (b) Directors and Executive Officers of PEPCO


         NAME                          POSITION
         ----                          --------
         Daniel T. Geraci*             Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael E. Haylon*            Director
         James D. Wehr**               Director
         Nancy J. Engberg*             Vice President, Chief Compliance Officer and Anti-Money Laundering Officer
         John H. Beers*                Vice President and Secretary
         Glenn H. Pease**              Vice President, Finance and Treasurer
         John F. Sharry**              President, Sales
         Francis G. Waltman**          Senior Vice President and Chief Administrative Officer

         * The business address of this individual is One American Row, Hartford, CT 06102
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115

     (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.


The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06102.


ITEM 32.  MANAGEMENT SERVICES.


Not applicable.


ITEM 33.  FEE REPRESENTATION.


Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and State of Connecticut on this 22nd day of April, 2005.

                                PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                                (Registrant)

                           By:
                                ------------------------------------------------
                                *Dona D. Young, Chairman of the Board, President
                                 and Chief Executive Officer

                                PHOENIX LIFE INSURANCE COMPANY
                                (Depositor)

                           By:
                                ------------------------------------------------
                                *Dona D. Young, Chairman of the Board, President
                                 and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Sal H. Alfiero

                                  Director
 ---------------------------
   *Jean S. Blackwell

                                  Director
 ---------------------------
   *Peter C. Browning

                                  Director
 ---------------------------
   *Arthur P. Byrne

                                  Director
 ---------------------------
   *Sanford Cloud, Jr.

                                  Director
 ---------------------------
   *Richard N. Cooper

                                  Director
 ---------------------------
   *Gordon J. Davis

                                  Director
 ---------------------------
   *Ann Maynard Gray

                                  Director
 ---------------------------
   *John E. Haire

          SIGNATURE               TITLE
          ---------               -----

                                  Director
 ---------------------------
   *Jerry J. Jasinowski

                                  Director
 ---------------------------
   *Thomas S. Johnson

                                  Director
 ---------------------------
   *Marilyn E. LaMarche


                                  Director, Chairman of the Board, President and
 ---------------------------      Chief Executive Officer
 *Dona D. Young


By:    /s/ John H. Beers
       -----------------
       *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
       April 22, 2005





















                                      S-2